Variable Annuity-2 Series Account

Financial Statements

Year Ended December 31, 2025

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To Those Charged with Governance of Variable Annuity-2 Series Account of Empower Annuity Insurance Company of America and Contract Owners of Variable Annuity-2 Series Account:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise Variable Annuity-2 Series Account (the Separate Account), as of December 31, 2025, the related statements of operations for the year or period listed in the Appendix, the statements of changes in net assets for each of the years or periods listed in the Appendix, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2025, the results of its operations for the year or period listed in the Appendix, and the changes in its net assets for each of the years or periods listed in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Empower Annuity Insurance Company of America Separate Accounts since 2021.

Birmingham, Alabama
April 16, 2026

Appendix

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and statements of changes in net assets for each of the years in the two-year period then ended.

Alger Capital Appreciation Portfolio, Class I-2

Alger Large Cap Growth Portfolio, Class I-2

Alger Mid Cap Growth Portfolio, Class I-2

Alger Small Cap Growth Portfolio, Class I-2

ALPS Alerian Energy Infrastructure Portfolio, Class III

ALPS Global Opportunity Portfolio, Class III

American Funds IS Capital World Growth and Income Fund, Class 4

American Funds IS Growth Fund, Class 4

American Funds IS Growth-Income Fund, Class 4

American Funds IS International Fund, Class 4

American Funds IS New World Fund, Class 4

American Funds IS Washington Mutual Investors Fund, Class 4

BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III

BlackRock Global Allocation V.I. Fund, Class III

BlackRock High Yield V.I. Fund, Class III

BNY Mellon IP Technology Growth Portfolio, Service Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Inc., Initial Shares

BNY Mellon VIF Appreciation Portfolio, Initial Shares

BNY Mellon VIF Appreciation Portfolio, Service Shares

BNY Mellon VIF Growth and Income Portfolio, Initial Shares

ClearBridge Variable Large Cap Growth Portfolio, Class II

ClearBridge Variable Mid Cap Portfolio, Class II

ClearBridge Variable Small Cap Growth Portfolio, Class II

Columbia VP Select Small Cap Value Fund, Class 2

Columbia VP Seligman Global Technology Fund, Class 1

Columbia VP Seligman Global Technology Fund, Class 2

Columbia VP Small Cap Value Fund, Class 2

Columbia VP Strategic Income Fund, Class 2

Dimensional VA Equity Allocation Portfolio, Institutional

Dimensional VA Global Bond Portfolio, Institutional

Dimensional VA Global Moderate Allocation Portfolio, Institutional

Dimensional VA International Small Portfolio, Institutional

Dimensional VA International Value Portfolio, Institutional

Dimensional VA Short-Term Fixed Portfolio, Institutional

Dimensional VA US Large Value Portfolio, Institutional

Dimensional VA US Targeted Value Portfolio, Institutional

DWS Small Mid Cap Value VIP, Class B

Eaton Vance VT Floating-Rate Income Fund, Initial Class

Empower Aggressive Profile Fund, Investor Class

Empower Bond Index Fund, Investor Class

Empower Conservative Profile Fund, Class L

Empower Conservative Profile Fund, Investor Class

Empower Core Bond Fund, Investor Class

Empower Emerging Markets Equity Fund, Investor Class

Empower Global Bond Fund, Investor Class

Empower High Yield Bond Fund, Investor Class

Empower Inflation-Protected Securities Fund, Investor Class

Empower International Growth Fund, Investor Class

Empower International Index Fund, Investor Class

Empower International Value Fund, Investor Class

Empower Large Cap Growth Fund, Investor Class

Empower Large Cap Value Fund, Investor Class

Empower Lifetime 2015 Fund, Investor Class

Empower Lifetime 2020 Fund, Investor Class

Empower Lifetime 2025 Fund, Investor Class

Empower Lifetime 2030 Fund, Investor Class

Empower Lifetime 2035 Fund, Investor Class

Empower Lifetime 2040 Fund, Investor Class

Empower Lifetime 2045 Fund, Investor Class

Empower Lifetime 2050 Fund, Investor Class

Empower Lifetime 2055 Fund, Investor Class

Empower Mid Cap Value Fund, Investor Class

Empower Moderate Profile Fund, Class L

Empower Moderate Profile Fund, Investor Class

Empower Moderately Aggressive Profile Fund, Investor Class

Empower Moderately Conservative Profile Fund, Class L

Empower Moderately Conservative Profile Fund, Investor Class

Empower Multi-Sector Bond Fund, Investor Class

Empower Real Estate Index Fund, Investor Class

Empower S&P 500 Index Fund, Investor Class

Empower S&P Mid Cap 400 Index Fund, Investor Class

Empower S&P Small Cap 600 Index Fund, Investor Class

Empower SecureFoundation Balanced Fund, Class L

Empower Short Duration Bond Fund, Investor Class

Empower Small Cap Growth Fund, Investor Class

Empower Small Cap Value Fund, Investor Class

Empower T. Rowe Price Mid Cap Growth Fund, Investor Class

Empower U.S. Government Securities Fund, Investor Class

Federated Hermes High Income Bond Fund II, Service Shares

Fidelity VIP Asset Manager 50% Portfolio, Initial Class

Fidelity VIP Balanced Portfolio, Service Class 2

Fidelity VIP Contrafund Portfolio, Initial Class

Fidelity VIP Government Money Market Portfolio, Initial Class

Fidelity VIP Growth Opportunities Portfolio, Initial Class

Fidelity VIP Growth Portfolio, Initial Class

Fidelity VIP High Income Portfolio, Initial Class

Fidelity VIP Index 500 Portfolio, Initial Class

Fidelity VIP International Capital Appreciation Portfolio, Service Class 2

Fidelity VIP Investment Grade Bond Portfolio, Initial Class

Fidelity VIP Overseas Portfolio, Initial Class

First Trust/Dow Jones Dividend & Income Allocation Portfolio, Class I

Franklin Income VIP Fund, Class 4

Goldman Sachs VIT Large Cap Value Fund, Institutional Class

Goldman Sachs VIT Strategic Growth Fund, Institutional Class

Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Class

Goldman Sachs VIT U.S. Equity Insights Fund, Service Class

Invesco V.I. Core Equity Fund, Series II

Invesco V.I. Core Plus Bond Fund, Series II

Invesco V.I. EQV International Equity Fund, Series II

Invesco V.I. Global Real Estate Fund, Series II

Invesco V.I. Growth and Income Fund, Series II

Invesco V.I. International Growth Fund, Series II

Invesco V.I. Main Street Small Cap Fund, Series II

Invesco V.I. Small Cap Equity Fund, Series II

Janus Henderson VIT Balanced Portfolio, Service Shares

Janus Henderson VIT Enterprise Portfolio, Service Shares

Janus Henderson VIT Flexible Bond Portfolio, Service Shares

Janus Henderson VIT Mid Cap Value Portfolio, Service Shares

Janus Henderson VIT Overseas Portfolio, Institutional Shares

Janus Henderson VIT Overseas Portfolio, Service Shares

Lord Abbett Series Fund Developing Growth Portfolio, Class VC

LVIP American Century Inflation Protection Fund, Service Class

LVIP American Century Mid Cap Value Fund, Service Class

LVIP American Century Value Fund, Service Class

LVIP JPMorgan Small Cap Core Fund, Service Class

LVIP Nomura U.S. REIT Fund, Service Class

MFS VIT II Blended Research Core Equity Portfolio, Service Class

MFS VIT II International Growth Portfolio, Service Class

MFS VIT II Technology Portfolio, Service Class

MFS VIT III Blended Research Small Cap Equity Portfolio, Service Class

Neuberger Berman AMT Quality Equity Portfolio, Class S

Nomura VIP Emerging Markets Series, Service Class

Nomura VIP Energy Series, Service Class

Nomura VIP Small Cap Value Series, Service Class

NVIT Fidelity Institutional AM Emerging Markets Fund, Class D

PIMCO VIT CommodityRealReturn Strategy Portfolio, Advisor Class

PIMCO VIT Long-Term U.S. Government Portfolio, Advisor Class

PIMCO VIT Low Duration Portfolio, Advisor Class

PIMCO VIT Real Return Portfolio, Advisor Class

PIMCO VIT Short-Term Portfolio, Advisor Class

PIMCO VIT Total Return Portfolio, Advisor Class

Putnam VT Core Equity Fund, Class IB

Putnam VT Emerging Markets Equity Fund, Class IB

Putnam VT Focused International Equity Fund, Class IB

Putnam VT Global Asset Allocation Fund, Class IB

Putnam VT Income Fund, Class IB

Putnam VT International Equity Fund, Class IB

Putnam VT International Value Fund, Class IB

Putnam VT Large Cap Growth Fund, Class IB

Putnam VT Large Cap Value Fund, Class IB

Putnam VT Mortgage Securities Fund, Class IB

Putnam VT Research Fund, Class IB

Putnam VT Small Cap Growth Fund, Class IB

Putnam VT Small Cap Value Fund, Class IB

T. Rowe Price Blue Chip Growth Portfolio, Class II

T. Rowe Price Health Sciences Portfolio, Class II

VanEck VIP Emerging Markets Fund, Initial Class

VanEck VIP Global Resources Fund, Class S

VanEck VIP Global Resources Fund, Initial Class

The statement of changes in net assets for the period from January 1, 2024 to June 14, 2024 (date of liquidation).

Empower Government Money Market Fund, Investor Class

The statement of changes in net assets for the period from January 1, 2024 to June 17, 2024 (date of liquidation).

DWS Capital Growth VIP, Class B

DWS CROCI U.S. VIP, Class B

DWS Global Small Cap VIP, Class B

Statement of operations for the period from January 1, 2025 to April 11, 2025 (date of liquidation) and the statements of changes in net assets for the period from January 1, 2025 to April 11, 2025 (date of liquidation) and the year ended December 31, 2024.

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio

The statement of changes in net assets for the period from January 1, 2024 to April 26, 2024 (date of merger).

Delaware VIP International Series, Service Class

The statement of changes in net assets for the period from January 1, 2024 to October 25, 2024 (date of merger).

Empower Ariel Mid Cap Value Fund, Investor Class

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 2025 and for the period from April 26, 2024 (date trading commenced) to December 31, 2024.

Nomura VIP International Core Equity Series, Service Class

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Alger Capital Appreciation Portfolio, Class I-2	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio, Class I-2	Alger Small Cap Growth Portfolio, Class I-2	ALPS Alerian Energy Infrastructure Portfolio, Class III	ALPS Global Opportunity Portfolio, Class III	American Funds IS Capital World Growth and Income Fund, Class 4
ASSETS:
Investments at fair value (1)	$2,366,300	$1,662,973	$1,728,107	$293,713	$614,936	$650,384	$4,091,091
Receivable from the fund manager	91	64	66	10	16	14	91
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	4	28	7	-	-
Total assets	2,366,391	1,663,037	1,728,177	293,751	614,959	650,398	4,091,182

LIABILITIES:
Payable to the Contracts	91	64	66	10	16	14	91
Payable to the Company	16	15	-	-	-	226	2,756
Total liabilities	107	79	66	10	16	240	2,847

NET ASSETS	$2,366,284	$1,662,958	$1,728,111	$293,741	$614,943	$650,158	$4,088,335

ANALYSIS OF NET ASSETS
Accumulation period	$2,366,284	$1,662,958	$1,728,111	$293,741	$614,943	$647,613	$4,021,751
Annuity period	-	-	-	-	-	2,545	66,584
Total net assets	$2,366,284	$1,662,958	$1,728,111	$293,741	$614,943	$650,158	$4,088,335

Fair value per share (NAV)	$128.85	$103.17	$23.82	$18.64	$12.57	$12.38	$17.85
Shares outstanding in the Separate Account	18,365	16,119	72,549	15,757	48,921	52,535	229,193

(1) Investments in mutual fund shares, at cost	$1,609,489	$1,206,714	$1,535,196	$307,956	$582,472	$599,139	$3,058,248

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	American Funds IS Growth Fund, Class 4	American Funds IS Growth-Income Fund, Class 4	American Funds IS International Fund, Class 4	American Funds IS New World Fund, Class 4	American Funds IS Washington Mutual Investors Fund, Class 4	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	BlackRock Global Allocation V.I. Fund, Class III
ASSETS:
Investments at fair value (1)	$12,472,925	$4,155,637	$2,921,490	$3,076,978	$4,036,123	$71,468	$3,181,658
Receivable from the fund manager	171	82	69	55	82	-	83
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	13	-	-	-	-	-
Total assets	12,473,096	4,155,732	2,921,559	3,077,033	4,036,205	71,468	3,181,741

LIABILITIES:
Payable to the Contracts	171	82	69	55	82	-	83
Payable to the Company	21	-	2,771	2,752	1	-	809
Total liabilities	192	82	2,840	2,807	83	-	892

NET ASSETS	$12,472,904	$4,155,650	$2,918,719	$3,074,226	$4,036,122	$71,468	$3,180,849

ANALYSIS OF NET ASSETS
Accumulation period	$12,472,904	$4,155,650	$2,851,301	$3,007,613	$4,036,122	$71,468	$3,165,307
Annuity period	-	-	67,418	66,613	-	-	15,542
Total net assets	$12,472,904	$4,155,650	$2,918,719	$3,074,226	$4,036,122	$71,468	$3,180,849

Fair value per share (NAV)	$134.39	$64.77	$21.83	$31.71	$17.55	$14.71	$13.34
Shares outstanding in the Separate Account	92,811	64,160	133,829	97,035	229,979	4,858	238,505

(1) Investments in mutual fund shares, at cost	$10,590,454	$3,712,388	$2,567,734	$2,534,082	$3,160,161	$66,236	$3,272,430

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	BlackRock High Yield V.I. Fund, Class III	BNY Mellon IP Technology Growth Portfolio, Service Shares	BNY Mellon Sustainable U.S. Equity Portfolio, Inc., Initial Shares	BNY Mellon VIF Appreciation Portfolio, Initial Shares	BNY Mellon VIF Appreciation Portfolio, Service Shares	BNY Mellon VIF Growth and Income Portfolio, Initial Shares	ClearBridge Variable Large Cap Growth Portfolio, Class II
ASSETS:
Investments at fair value (1)	$4,887,446	$487,279	$576,177	$196,001	$588,034	$448,526	$3,561,200
Receivable from the fund manager	67	4	22	8	14	17	85
Receivable from dividends	26,046	-	-	-	-	-	-
Receivable from the Company	-	-	-	1	-	-	-
Total assets	4,913,559	487,283	576,199	196,010	588,048	448,543	3,561,285

LIABILITIES:
Payable to the Contracts	67	4	22	8	14	17	85
Payable to the Company	448	-	20	-	2	3	6
Total liabilities	515	4	42	8	16	20	91

NET ASSETS	$4,913,044	$487,279	$576,157	$196,002	$588,032	$448,523	$3,561,194

ANALYSIS OF NET ASSETS
Accumulation period	$4,907,550	$487,279	$576,157	$196,002	$588,032	$448,523	$3,561,194
Annuity period	5,494	-	-	-	-	-	-
Total net assets	$4,913,044	$487,279	$576,157	$196,002	$588,032	$448,523	$3,561,194

Fair value per share (NAV)	$7.04	$17.49	$58.50	$33.67	$32.72	$39.78	$47.01
Shares outstanding in the Separate Account	694,239	27,860	9,849	5,821	17,972	11,275	75,754

(1) Investments in mutual fund shares, at cost	$4,772,931	$469,275	$359,591	$205,186	$660,876	$345,614	$2,792,830

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	ClearBridge Variable Mid Cap Portfolio, Class II	ClearBridge Variable Small Cap Growth Portfolio, Class II	Columbia VP Select Small Cap Value Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 1	Columbia VP Seligman Global Technology Fund, Class 2	Columbia VP Small Cap Value Fund, Class 2	Columbia VP Strategic Income Fund, Class 2
ASSETS:
Investments at fair value (1)	$638,321	$2,235,560	$286,217	$10,283,419	$398,485	$32,764	$2,028,279
Receivable from the fund manager	10	52	11	395	15	-	26
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	1	46	6	-	-
Total assets	638,331	2,235,612	286,229	10,283,860	398,506	32,764	2,028,305

LIABILITIES:
Payable to the Contracts	10	52	11	395	15	-	26
Payable to the Company	2	2	-	-	-	-	2
Total liabilities	12	54	11	395	15	-	28

NET ASSETS	$638,319	$2,235,558	$286,218	$10,283,465	$398,491	$32,764	$2,028,277

ANALYSIS OF NET ASSETS
Accumulation period	$638,319	$2,235,558	$286,218	$10,283,465	$398,491	$32,764	$2,028,277
Annuity period	-	-	-	-	-	-	-
Total net assets	$638,319	$2,235,558	$286,218	$10,283,465	$398,491	$32,764	$2,028,277

Fair value per share (NAV)	$23.51	$25.71	$40.33	$41.85	$33.97	$12.44	$3.74
Shares outstanding in the Separate Account	27,151	86,953	7,097	245,721	11,731	2,634	542,321

(1) Investments in mutual fund shares, at cost	$585,491	$2,565,048	$217,209	$6,221,550	$277,934	$37,989	$2,049,694

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Dimensional VA Equity Allocation Portfolio, Institutional	Dimensional VA Global Bond Portfolio, Institutional	Dimensional VA Global Moderate Allocation Portfolio, Institutional	Dimensional VA International Small Portfolio, Institutional	Dimensional VA International Value Portfolio, Institutional	Dimensional VA Short-Term Fixed Portfolio, Institutional	Dimensional VA US Large Value Portfolio, Institutional
ASSETS:
Investments at fair value (1)	$1,066,886	$31,837	$1,178,842	$352,982	$879,913	$659,175	$2,632,423
Receivable from the fund manager	16	-	20	12	28	10	70
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	1,066,902	31,837	1,178,862	352,994	879,941	659,185	2,632,493

LIABILITIES:
Payable to the Contracts	16	-	20	12	28	10	70
Payable to the Company	1	-	1	1	518	-	517
Total liabilities	17	-	21	13	546	10	587

NET ASSETS	$1,066,885	$31,837	$1,178,841	$352,981	$879,395	$659,175	$2,631,906

ANALYSIS OF NET ASSETS
Accumulation period	$1,066,885	$31,837	$1,178,841	$352,981	$868,984	$659,175	$2,621,506
Annuity period	-	-	-	-	10,411	-	10,400
Total net assets	$1,066,885	$31,837	$1,178,841	$352,981	$879,395	$659,175	$2,631,906

Fair value per share (NAV)	$18.44	$9.75	$18.12	$14.78	$18.53	$10.07	$34.91
Shares outstanding in the Separate Account	57,857	3,265	65,058	23,882	47,486	65,459	75,406

(1) Investments in mutual fund shares, at cost	$671,059	$33,655	$1,009,528	$288,923	$627,357	$667,054	$2,259,987

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Dimensional VA US Targeted Value Portfolio, Institutional	DWS Small Mid Cap Value VIP, Class B	Eaton Vance VT Floating-Rate Income Fund, Initial Class	Empower Aggressive Profile Fund, Investor Class	Empower Bond Index Fund, Investor Class	Empower Conservative Profile Fund, Class L	Empower Conservative Profile Fund, Investor Class
ASSETS:
Investments at fair value (1)	$834,565	$355,904	$3,220,288	$4,450,672	$12,002,491	$3,795,128	$8,182,381
Receivable from the fund manager	30	2	50	85	129	13,149	6,879
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	174	-
Total assets	834,595	355,906	3,220,338	4,450,757	12,002,620	3,808,451	8,189,260

LIABILITIES:
Payable to the Contracts	30	2	50	85	129	13,149	6,879
Payable to the Company	5	3	5,397	4,953	4,667	-	17
Total liabilities	35	5	5,447	5,038	4,796	13,149	6,896

NET ASSETS	$834,560	$355,901	$3,214,891	$4,445,719	$11,997,824	$3,795,302	$8,182,364

ANALYSIS OF NET ASSETS
Accumulation period	$834,560	$355,901	$3,083,459	$4,387,537	$11,828,402	$3,795,302	$8,182,364
Annuity period	-	-	131,432	58,182	169,422	-	-
Total net assets	$834,560	$355,901	$3,214,891	$4,445,719	$11,997,824	$3,795,302	$8,182,364

Fair value per share (NAV)	$22.28	$14.12	$8.37	$6.04	$13.02	$9.66	$7.76
Shares outstanding in the Separate Account	37,458	25,206	384,742	736,866	921,850	392,870	1,054,431

(1) Investments in mutual fund shares, at cost	$813,089	$356,498	$3,294,958	$4,299,273	$12,046,593	$3,683,608	$8,178,778

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Empower Core Bond Fund, Investor Class	Empower Emerging Markets Equity Fund, Investor Class	Empower Global Bond Fund, Investor Class	Empower High Yield Bond Fund, Investor Class	Empower Inflation-Protected Securities Fund, Investor Class	Empower International Growth Fund, Investor Class	Empower International Index Fund, Investor Class
ASSETS:
Investments at fair value (1)	$9,383,266	$366,454	$1,412,443	$562,102	$255,160	$704,643	$9,802,707
Receivable from the fund manager	81	4	24	13	5	20	131
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	2	-	2,220
Total assets	9,383,347	366,458	1,412,467	562,115	255,167	704,663	9,805,058

LIABILITIES:
Payable to the Contracts	81	4	24	13	5	20	131
Payable to the Company	20	6	176	316	-	5	-
Total liabilities	101	10	200	329	5	25	131

NET ASSETS	$9,383,246	$366,448	$1,412,267	$561,786	$255,162	$704,638	$9,804,927

ANALYSIS OF NET ASSETS
Accumulation period	$9,382,808	$366,448	$1,408,802	$555,404	$255,162	$704,638	$9,667,243
Annuity period	438	-	3,465	6,382	-	-	137,684
Total net assets	$9,383,246	$366,448	$1,412,267	$561,786	$255,162	$704,638	$9,804,927

Fair value per share (NAV)	$9.90	$11.91	$6.97	$8.10	$9.18	$13.70	$15.76
Shares outstanding in the Separate Account	947,805	30,769	202,646	69,395	27,795	51,434	621,999

(1) Investments in mutual fund shares, at cost	$9,798,230	$274,405	$1,532,564	$538,843	$267,514	$716,127	$7,710,265

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Empower International Value Fund, Investor Class	Empower Large Cap Growth Fund, Investor Class	Empower Large Cap Value Fund, Investor Class	Empower Lifetime 2015 Fund, Investor Class	Empower Lifetime 2020 Fund, Investor Class	Empower Lifetime 2025 Fund, Investor Class	Empower Lifetime 2030 Fund, Investor Class
ASSETS:
Investments at fair value (1)	$4,053,880	$6,955,186	$3,292,861	$917,388	$403,458	$1,338,727	$1,919,181
Receivable from the fund manager	59	90	63	8	5	23	48
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	5	-	-	-	1
Total assets	4,053,939	6,955,276	3,292,929	917,396	403,463	1,338,750	1,919,230

LIABILITIES:
Payable to the Contracts	59	90	63	8	5	23	48
Payable to the Company	6	22	-	1	2	5	-
Total liabilities	65	112	63	9	7	28	48

NET ASSETS	$4,053,874	$6,955,164	$3,292,866	$917,387	$403,456	$1,338,722	$1,919,182

ANALYSIS OF NET ASSETS
Accumulation period	$4,053,874	$6,955,164	$3,292,866	$917,387	$403,456	$1,338,722	$1,919,182
Annuity period	-	-	-	-	-	-	-
Total net assets	$4,053,874	$6,955,164	$3,292,866	$917,387	$403,456	$1,338,722	$1,919,182

Fair value per share (NAV)	$15.87	$10.42	$35.42	$13.76	$10.84	$14.69	$11.35
Shares outstanding in the Separate Account	255,443	667,484	92,966	66,671	37,219	91,132	169,091

(1) Investments in mutual fund shares, at cost	$3,171,908	$6,514,362	$2,627,860	$903,084	$392,101	$1,323,389	$1,889,389

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Empower Lifetime 2035 Fund, Investor Class	Empower Lifetime 2040 Fund, Investor Class	Empower Lifetime 2045 Fund, Investor Class	Empower Lifetime 2050 Fund, Investor Class	Empower Lifetime 2055 Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class	Empower Moderate Profile Fund, Class L
ASSETS:
Investments at fair value (1)	$574,035	$447,839	$139,229	$663,487	$228,910	$2,188,862	$72,870,535
Receivable from the fund manager	10	12	2	11	6	49	238,036
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	574,045	447,851	139,231	663,498	228,916	2,188,911	73,108,571

LIABILITIES:
Payable to the Contracts	10	12	2	11	6	49	238,036
Payable to the Company	4	2	-	1	1	1	3,813
Total liabilities	14	14	2	12	7	50	241,849

NET ASSETS	$574,031	$447,837	$139,229	$663,486	$228,909	$2,188,861	$72,866,722

ANALYSIS OF NET ASSETS
Accumulation period	$574,031	$447,837	$139,229	$663,486	$228,909	$2,188,861	$72,774,086
Annuity period	-	-	-	-	-	-	92,636
Total net assets	$574,031	$447,837	$139,229	$663,486	$228,909	$2,188,861	$72,866,722

Fair value per share (NAV)	$15.11	$11.71	$15.76	$12.52	$20.88	$14.07	$12.10
Shares outstanding in the Separate Account	37,990	38,244	8,834	52,994	10,963	155,569	6,022,358

(1) Investments in mutual fund shares, at cost	$524,829	$406,790	$121,417	$623,768	$180,712	$2,149,882	$64,974,266

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Class L	Empower Moderately Conservative Profile Fund, Investor Class	Empower Multi-Sector Bond Fund, Investor Class	Empower Real Estate Index Fund, Investor Class	Empower S&P 500 Index Fund, Investor Class
ASSETS:
Investments at fair value (1)	$41,498,076	$10,598,192	$10,283,320	$14,192,710	$4,364,490	$2,535,142	$89,186,758
Receivable from the fund manager	67,086	175	32,502	24,632	74	243	1,684
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	10,470
Total assets	41,565,162	10,598,367	10,315,822	14,217,342	4,364,564	2,535,385	89,198,912

LIABILITIES:
Payable to the Contracts	67,086	175	32,502	24,632	74	243	1,684
Payable to the Company	3,624	942	1,676	23	7	11	-
Total liabilities	70,710	1,117	34,178	24,655	81	254	1,684

NET ASSETS	$41,494,452	$10,597,250	$10,281,644	$14,192,687	$4,364,483	$2,535,131	$89,197,228

ANALYSIS OF NET ASSETS
Accumulation period	$41,382,090	$10,454,039	$10,267,073	$14,192,687	$4,364,483	$2,535,131	$88,002,051
Annuity period	112,362	143,211	14,571	-	-	-	1,195,177
Total net assets	$41,494,452	$10,597,250	$10,281,644	$14,192,687	$4,364,483	$2,535,131	$89,197,228

Fair value per share (NAV)	$6.56	$7.46	$9.91	$8.38	$13.54	$12.22	$43.96
Shares outstanding in the Separate Account	6,325,926	1,420,669	1,037,671	1,693,641	322,340	207,458	2,028,816

(1) Investments in mutual fund shares, at cost	$43,052,846	$10,583,864	$9,953,018	$14,181,370	$4,357,474	$2,663,671	$58,666,631

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Empower S&P Mid Cap 400 Index Fund, Investor Class	Empower S&P Small Cap 600 Index Fund, Investor Class	Empower SecureFoundation Balanced Fund, Class L	Empower Short Duration Bond Fund, Investor Class	Empower Small Cap Growth Fund, Investor Class	Empower Small Cap Value Fund, Investor Class	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class
ASSETS:
Investments at fair value (1)	$12,473,892	$12,125,929	$160,537,645	$3,868,549	$610,003	$2,704,053	$6,685,117
Receivable from the fund manager	213	197	505,591	48	16	52	143
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	932	-	-	-	15	-
Total assets	12,474,105	12,127,058	161,043,236	3,868,597	610,019	2,704,120	6,685,260

LIABILITIES:
Payable to the Contracts	213	197	505,591	48	16	52	143
Payable to the Company	484	-	1,230	6,813	6	-	6
Total liabilities	697	197	506,821	6,861	22	52	149

NET ASSETS	$12,473,408	$12,126,861	$160,536,415	$3,861,736	$609,997	$2,704,068	$6,685,111

ANALYSIS OF NET ASSETS
Accumulation period	$12,303,863	$12,023,665	$160,484,330	$3,701,440	$609,997	$2,704,068	$6,685,111
Annuity period	169,545	103,196	52,085	160,296	-	-	-
Total net assets	$12,473,408	$12,126,861	$160,536,415	$3,861,736	$609,997	$2,704,068	$6,685,111

Fair value per share (NAV)	$21.07	$12.91	$11.31	$10.49	$10.91	$39.82	$38.14
Shares outstanding in the Separate Account	592,021	939,266	14,194,310	368,785	55,912	67,907	175,278

(1) Investments in mutual fund shares, at cost	$11,152,622	$12,294,221	$163,072,233	$3,790,096	$654,050	$2,145,412	$5,896,332

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Empower U.S. Government Securities Fund, Investor Class	Federated Hermes High Income Bond Fund II, Service Shares	Fidelity VIP Asset Manager 50% Portfolio, Initial Class	Fidelity VIP Balanced Portfolio, Service Class 2	Fidelity VIP Contrafund Portfolio, Initial Class	Fidelity VIP Government Money Market Portfolio, Initial Class	Fidelity VIP Growth Opportunities Portfolio, Initial Class
ASSETS:
Investments at fair value (1)	$1,476,493	$245,939	$1,030,180	$19,949,064	$1,420,107	$22,840,668	$386,004
Receivable from the fund manager	18	4	39	327	52	2,092	14
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	6,804	-	-	-
Total assets	1,476,511	245,943	1,030,219	19,956,195	1,420,159	22,842,760	386,018

LIABILITIES:
Payable to the Contracts	17	4	39	327	52	2,092	14
Payable to the Company	5,415	1	1	-	12	55,583	15
Total liabilities	5,432	5	40	327	64	57,675	29

NET ASSETS	$1,471,079	$245,938	$1,030,179	$19,955,868	$1,420,095	$22,785,085	$385,989

ANALYSIS OF NET ASSETS
Accumulation period	$1,339,205	$245,938	$1,030,179	$19,830,055	$1,420,095	$22,587,631	$385,989
Annuity period	131,874	-	-	125,813	-	197,454	-
Total net assets	$1,471,079	$245,938	$1,030,179	$19,955,868	$1,420,095	$22,785,085	$385,989

Fair value per share (NAV)	$11.12	$5.75	$17.62	$25.45	$59.89	$1.00	$99.69
Shares outstanding in the Separate Account	132,778	42,772	58,467	783,853	23,712	22,840,668	3,872

(1) Investments in mutual fund shares, at cost	$1,510,208	$235,539	$888,342	$17,014,434	$1,067,750	$22,840,666	$228,674

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Fidelity VIP Growth Portfolio, Initial Class	Fidelity VIP High Income Portfolio, Initial Class	Fidelity VIP Index 500 Portfolio, Initial Class	Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Initial Class	Fidelity VIP Overseas Portfolio, Initial Class	First Trust/Dow Jones Dividend & Income Allocation Portfolio, Class I
ASSETS:
Investments at fair value (1)	$4,588,867	$124,540	$1,572,228	$4,817,581	$132,646	$135,112	$489,895
Receivable from the fund manager	175	5	60	50	5	5	14
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	184	2	-	3	-
Total assets	4,589,042	124,545	1,572,472	4,817,633	132,651	135,120	489,909

LIABILITIES:
Payable to the Contracts	175	5	60	50	5	5	14
Payable to the Company	24	-	-	-	-	-	5
Total liabilities	199	5	60	50	5	5	19

NET ASSETS	$4,588,843	$124,540	$1,572,412	$4,817,583	$132,646	$135,115	$489,890

ANALYSIS OF NET ASSETS
Accumulation period	$4,588,843	$124,540	$1,572,412	$4,817,583	$132,646	$135,115	$489,890
Annuity period	-	-	-	-	-	-	-
Total net assets	$4,588,843	$124,540	$1,572,412	$4,817,583	$132,646	$135,115	$489,890

Fair value per share (NAV)	$97.72	$4.88	$660.13	$26.25	$11.36	$27.52	$13.17
Shares outstanding in the Separate Account	46,959	25,520	2,382	183,527	11,677	4,910	37,198

(1) Investments in mutual fund shares, at cost	$3,714,589	$133,896	$579,547	$4,145,366	$146,283	$119,866	$475,003

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Franklin Income VIP Fund, Class 4	Goldman Sachs VIT Large Cap Value Fund, Institutional Class	Goldman Sachs VIT Strategic Growth Fund, Institutional Class	Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Class	Goldman Sachs VIT U.S. Equity Insights Fund, Service Class	Invesco V.I. Core Equity Fund, Series II	Invesco V.I. Core Plus Bond Fund, Series II
ASSETS:
Investments at fair value (1)	$4,055,180	$313,779	$-	$75,911	$1,309,036	$122,452	$212,499
Receivable from the fund manager	886	12	-	3	27	3	6
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	7	-	-	40
Total assets	4,056,066	313,791	-	75,921	1,309,063	122,455	212,545

LIABILITIES:
Payable to the Contracts	886	12	-	3	27	3	6
Payable to the Company	4	-	-	-	14	5	-
Total liabilities	890	12	-	3	41	8	6

NET ASSETS	$4,055,176	$313,779	$-	$75,918	$1,309,022	$122,447	$212,539

ANALYSIS OF NET ASSETS
Accumulation period	$4,055,176	$313,779	$-	$75,918	$1,309,022	$122,447	$212,539
Annuity period	-	-	-	-	-	-	-
Total net assets	$4,055,176	$313,779	$-	$75,918	$1,309,022	$122,447	$212,539

Fair value per share (NAV)	$15.72	$8.18	$15.49	$21.79	$22.04	$35.76	$5.77
Shares outstanding in the Separate Account	257,963	38,359	-	3,484	59,394	3,424	36,828

(1) Investments in mutual fund shares, at cost	$3,901,458	$357,766	$-	$66,074	$1,227,170	$100,269	$209,092

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. EQV International Equity Fund, Series II	Invesco V.I. Global Real Estate Fund, Series II	Invesco V.I. Growth and Income Fund, Series II	Invesco V.I. International Growth Fund, Series II	Invesco V.I. Main Street Small Cap Fund, Series II	Invesco V.I. Small Cap Equity Fund, Series II	Janus Henderson VIT Balanced Portfolio, Service Shares
ASSETS:
Investments at fair value (1)	$416,935	$366,485	$2,897,083	$374,551	$1,640,825	$108,275	$14,821,431
Receivable from the fund manager	8	6	61	12	37	1	256
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	4	-	-	-	-
Total assets	416,943	366,491	2,897,148	374,563	1,640,862	108,276	14,821,687

LIABILITIES:
Payable to the Contracts	8	6	61	12	37	1	256
Payable to the Company	1	378	-	5	6	2	3
Total liabilities	9	384	61	17	43	3	259

NET ASSETS	$416,934	$366,107	$2,897,087	$374,546	$1,640,819	$108,273	$14,821,428

ANALYSIS OF NET ASSETS
Accumulation period	$416,934	$361,652	$2,897,087	$374,546	$1,640,819	$108,273	$14,821,428
Annuity period	-	4,455	-	-	-	-	-
Total net assets	$416,934	$366,107	$2,897,087	$374,546	$1,640,819	$108,273	$14,821,428

Fair value per share (NAV)	$35.39	$13.80	$21.34	$2.07	$27.71	$17.83	$59.48
Shares outstanding in the Separate Account	11,781	26,557	135,758	180,943	59,214	6,073	249,183

(1) Investments in mutual fund shares, at cost	$363,304	$380,278	$2,627,848	$316,543	$1,523,423	$99,641	$11,181,506

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Janus Henderson VIT Enterprise Portfolio, Service Shares	Janus Henderson VIT Flexible Bond Portfolio, Service Shares	Janus Henderson VIT Mid Cap Value Portfolio, Service Shares	Janus Henderson VIT Overseas Portfolio, Institutional Shares	Janus Henderson VIT Overseas Portfolio, Service Shares	Lord Abbett Series Fund Developing Growth Portfolio, Class VC	LVIP American Century Inflation Protection Fund, Service Class
ASSETS:
Investments at fair value (1)	$3,669,837	$1,362,022	$156,876	$97,182	$39,490	$258,310	$317,272
Receivable from the fund manager	67	24	1	4	-	7	3
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	829	-	1
Total assets	3,669,904	1,362,046	156,877	97,186	40,319	258,317	317,276

LIABILITIES:
Payable to the Contracts	67	24	1	4	-	7	3
Payable to the Company	6	1	-	1	-	1	-
Total liabilities	73	25	1	5	-	8	3

NET ASSETS	$3,669,831	$1,362,021	$156,876	$97,181	$40,319	$258,309	$317,273

ANALYSIS OF NET ASSETS
Accumulation period	$3,669,831	$1,362,021	$156,876	$97,181	$25,021	$258,309	$317,273
Annuity period	-	-	-	-	15,298	-	-
Total net assets	$3,669,831	$1,362,021	$156,876	$97,181	$40,319	$258,309	$317,273

Fair value per share (NAV)	$73.35	$11.14	$16.78	$55.82	$53.02	$33.43	$9.04
Shares outstanding in the Separate Account	50,032	122,264	9,349	1,741	745	7,727	35,112

(1) Investments in mutual fund shares, at cost	$3,301,419	$1,471,110	$153,695	$71,736	$26,351	$263,310	$348,928

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	LVIP American Century Mid Cap Value Fund, Service Class	LVIP American Century Value Fund, Service Class	LVIP JPMorgan Small Cap Core Fund, Service Class	LVIP Nomura U.S. REIT Fund, Service Class	MFS VIT II Blended Research Core Equity Portfolio, Service Class	MFS VIT II International Growth Portfolio, Service Class	MFS VIT II Technology Portfolio, Service Class
ASSETS:
Investments at fair value (1)	$3,151,820	$4,701,293	$306,762	$221,440	$3,194,650	$258,866	$11,922,574
Receivable from the fund manager	63	118	4	6	47	2	200
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	1	-	-	-	-	4
Total assets	3,151,883	4,701,412	306,766	221,446	3,194,697	258,868	11,922,778

LIABILITIES:
Payable to the Contracts	62	118	4	6	47	2	200
Payable to the Company	2	-	2	4	10	-	-
Total liabilities	64	118	6	10	57	2	200

NET ASSETS	$3,151,819	$4,701,294	$306,760	$221,436	$3,194,640	$258,866	$11,922,578

ANALYSIS OF NET ASSETS
Accumulation period	$3,151,819	$4,701,294	$306,760	$221,436	$3,194,640	$258,866	$11,922,578
Annuity period	-	-	-	-	-	-	-
Total net assets	$3,151,819	$4,701,294	$306,760	$221,436	$3,194,640	$258,866	$11,922,578

Fair value per share (NAV)	$19.40	$12.94	$21.61	$13.51	$59.70	$17.60	$37.96
Shares outstanding in the Separate Account	162,507	363,399	14,195	16,391	53,512	14,708	314,083

(1) Investments in mutual fund shares, at cost	$3,214,419	$4,350,100	$306,572	$213,433	$3,069,297	$216,252	$9,731,766

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	MFS VIT III Blended Research Small Cap Equity Portfolio, Service Class	Neuberger Berman AMT Quality Equity Portfolio, Class S	Nomura VIP Emerging Markets Series, Service Class	Nomura VIP Energy Series, Service Class	Nomura VIP International Core Equity Series, Service Class	Nomura VIP Small Cap Value Series, Service Class	NVIT Fidelity Institutional AM Emerging Markets Fund, Class D
ASSETS:
Investments at fair value (1)	$975,770	$997,792	$1,713,296	$1,179,009	$83,247	$1,217,130	$56,452
Receivable from the fund manager	13	27	35	16	3	27	2
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	975,783	997,819	1,713,331	1,179,025	83,250	1,217,157	56,454

LIABILITIES:
Payable to the Contracts	13	27	35	16	3	27	2
Payable to the Company	3	-	14	243	-	6	-
Total liabilities	16	27	49	259	3	33	2

NET ASSETS	$975,767	$997,792	$1,713,282	$1,178,766	$83,247	$1,217,124	$56,452

ANALYSIS OF NET ASSETS
Accumulation period	$975,767	$997,792	$1,713,282	$1,175,908	$83,247	$1,217,124	$56,452
Annuity period	-	-	-	2,858	-	-	-
Total net assets	$975,767	$997,792	$1,713,282	$1,178,766	$83,247	$1,217,124	$56,452

Fair value per share (NAV)	$9.19	$42.82	$40.01	$5.18	$19.44	$39.87	$14.62
Shares outstanding in the Separate Account	106,177	23,302	42,822	227,608	4,282	30,527	3,861

(1) Investments in mutual fund shares, at cost	$964,674	$733,760	$1,075,324	$1,201,063	$71,954	$1,152,025	$40,716

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	PIMCO VIT CommodityRealReturn Strategy Portfolio, Advisor Class	PIMCO VIT Long-Term U.S. Government Portfolio, Advisor Class	PIMCO VIT Low Duration Portfolio, Advisor Class	PIMCO VIT Real Return Portfolio, Advisor Class	PIMCO VIT Short-Term Portfolio, Advisor Class	PIMCO VIT Total Return Portfolio, Advisor Class	Putnam VT Core Equity Fund, Class IB
ASSETS:
Investments at fair value (1)	$1,239,078	$507,316	$2,932,868	$1,361,033	$2,329,663	$11,504,749	$1,708,538
Receivable from the fund manager	13	10	54	16	39	117	23
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	6	-	-	-	-	-
Total assets	1,239,091	507,332	2,932,922	1,361,049	2,329,702	11,504,866	1,708,561

LIABILITIES:
Payable to the Contracts	13	10	54	16	39	117	23
Payable to the Company	158	-	5,410	5,627	592	6,134	-
Total liabilities	171	10	5,464	5,643	631	6,251	23

NET ASSETS	$1,238,920	$507,322	$2,927,458	$1,355,406	$2,329,071	$11,498,615	$1,708,538

ANALYSIS OF NET ASSETS
Accumulation period	$1,237,030	$507,322	$2,795,578	$1,219,305	$2,321,972	$11,358,428	$1,708,538
Annuity period	1,890	-	131,880	136,101	7,099	140,187	-
Total net assets	$1,238,920	$507,322	$2,927,458	$1,355,406	$2,329,071	$11,498,615	$1,708,538

Fair value per share (NAV)	$6.42	$7.48	$9.78	$12.01	$10.33	$9.45	$23.60
Shares outstanding in the Separate Account	193,003	67,823	299,884	113,325	225,524	1,217,434	72,396

(1) Investments in mutual fund shares, at cost	$1,171,680	$554,142	$2,930,144	$1,364,579	$2,319,156	$11,602,906	$1,458,659

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Putnam VT Emerging Markets Equity Fund, Class IB	Putnam VT Focused International Equity Fund, Class IB	Putnam VT Global Asset Allocation Fund, Class IB	Putnam VT Income Fund, Class IB	Putnam VT International Equity Fund, Class IB	Putnam VT International Value Fund, Class IB	Putnam VT Large Cap Growth Fund, Class IB
ASSETS:
Investments at fair value (1)	$53,103	$502,229	$1,172,428	$1,452,005	$508,977	$325,643	$7,918,124
Receivable from the fund manager	2	17	37	14	10	6	143
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	1	-	-	-
Total assets	53,105	502,246	1,172,465	1,452,020	508,987	325,649	7,918,267

LIABILITIES:
Payable to the Contracts	2	17	37	14	10	6	143
Payable to the Company	1	4	5	-	2	1	17
Total liabilities	3	21	42	14	12	7	160

NET ASSETS	$53,102	$502,225	$1,172,423	$1,452,006	$508,975	$325,642	$7,918,107

ANALYSIS OF NET ASSETS
Accumulation period	$53,102	$502,225	$1,172,423	$1,452,006	$508,975	$325,642	$7,918,107
Annuity period	-	-	-	-	-	-	-
Total net assets	$53,102	$502,225	$1,172,423	$1,452,006	$508,975	$325,642	$7,918,107

Fair value per share (NAV)	$25.60	$19.08	$19.88	$8.19	$19.81	$15.86	$17.58
Shares outstanding in the Separate Account	2,074	26,322	58,975	177,290	25,693	20,532	450,405

(1) Investments in mutual fund shares, at cost	$38,291	$372,496	$1,060,356	$1,589,085	$437,203	$279,005	$5,790,331

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Putnam VT Large Cap Value Fund, Class IB	Putnam VT Mortgage Securities Fund, Class IB	Putnam VT Research Fund, Class IB	Putnam VT Small Cap Growth Fund, Class IB	Putnam VT Small Cap Value Fund, Class IB	T. Rowe Price Blue Chip Growth Portfolio, Class II	T. Rowe Price Health Sciences Portfolio, Class II
ASSETS:
Investments at fair value (1)	$1,092,726	$138,377	$189,658	$169,724	$401,381	$29,790,477	$4,901,304
Receivable from the fund manager	31	1	6	5	7	583	106
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	1,615	-
Total assets	1,092,757	138,378	189,664	169,729	401,388	29,792,675	4,901,410

LIABILITIES:
Payable to the Contracts	31	1	6	5	7	583	106
Payable to the Company	7	-	3	6	2	-	8
Total liabilities	38	1	9	11	9	583	114

NET ASSETS	$1,092,719	$138,377	$189,655	$169,718	$401,379	$29,792,092	$4,901,296

ANALYSIS OF NET ASSETS
Accumulation period	$1,092,719	$138,377	$189,655	$169,718	$401,379	$29,761,604	$4,901,296
Annuity period	-	-	-	-	-	30,488	-
Total net assets	$1,092,719	$138,377	$189,655	$169,718	$401,379	$29,792,092	$4,901,296

Fair value per share (NAV)	$35.69	$6.20	$47.36	$21.55	$10.81	$60.72	$54.03
Shares outstanding in the Separate Account	30,617	22,319	4,005	7,876	37,131	490,620	90,714

(1) Investments in mutual fund shares, at cost	$772,585	$163,978	$140,856	$131,190	$381,059	$22,571,157	$4,880,027

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	VanEck VIP Emerging Markets Fund, Initial Class	VanEck VIP Global Resources Fund, Class S	VanEck VIP Global Resources Fund, Initial Class
ASSETS:
Investments at fair value (1)	$85,710	$361,796	$91,175
Receivable from the fund manager	3	8	4
Receivable from dividends	-	-	-
Receivable from the Company	-	-	-
Total assets	85,713	361,804	91,179

LIABILITIES:
Payable to the Contracts	3	8	4
Payable to the Company	-	3	2
Total liabilities	3	11	6

NET ASSETS	$85,710	$361,793	$91,173

ANALYSIS OF NET ASSETS
Accumulation period	$85,710	$361,793	$91,173
Annuity period	-	-	-
Total net assets	$85,710	$361,793	$91,173

Fair value per share (NAV)	$11.83	$31.97	$33.51
Shares outstanding in the Separate Account	7,245	11,317	2,721

(1) Investments in mutual fund shares, at cost	$73,516	$306,007	$83,362

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Alger Capital Appreciation Portfolio, Class I-2	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio, Class I-2	Alger Small Cap Growth Portfolio, Class I-2	ALPS Alerian Energy Infrastructure Portfolio, Class III	ALPS Global Opportunity Portfolio, Class III	American Funds IS Capital World Growth and Income Fund, Class 4
INVESTMENT INCOME:
Dividend income	$-	$-	$-	$-	$27,599	$41,803	$47,564

EXPENSES:
Mortality and expense risk	29,957	20,620	23,449	3,220	7,156	5,626	33,187
Investment advisory expenses	-	-	-	-	345	1,700	661
Total expenses	29,957	20,620	23,449	3,220	7,501	7,326	33,848

NET INVESTMENT INCOME (LOSS)	(29,957)	(20,620)	(23,449)	(3,220)	20,098	34,477	13,716

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	166,492	68,217	14,293	(25,078)	179,776	35,220	31,347
Capital gain distributions	372,552	178,971	-	3,414	70,445	9,916	147,038

Net realized gain (loss) on investments	539,044	247,188	14,293	(21,664)	250,221	45,136	178,385

Change in net unrealized appreciation (depreciation) on investments	90,137	151,557	236,883	36,907	(236,919)	(76,483)	620,150

Net realized and unrealized gain (loss) on investments	629,181	398,745	251,176	15,243	13,302	(31,347)	798,535

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$599,224	$378,125	$227,727	$12,023	$33,400	$3,130	$812,251

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	American Funds IS Growth Fund, Class 4	American Funds IS Growth-Income Fund, Class 4	American Funds IS International Fund, Class 4	American Funds IS New World Fund, Class 4	American Funds IS Washington Mutual Investors Fund, Class 4	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	BlackRock Global Allocation V.I. Fund, Class III
INVESTMENT INCOME:
Dividend income	$13,678	$28,559	$31,250	$26,020	$48,705	$1,510	$125,369

EXPENSES:
Mortality and expense risk	64,724	29,131	23,452	19,165	30,140	162	31,578
Investment advisory expenses	13,447	6,526	1,926	2,383	4,282	-	-
Total expenses	78,171	35,657	25,378	21,548	34,422	162	31,578

NET INVESTMENT INCOME (LOSS)	(64,493)	(7,098)	5,872	4,472	14,283	1,348	93,791

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	1,195,102	160,818	(9,643)	98,122	234,548	(324)	(167,591)
Capital gain distributions	856,100	657,552	-	124,382	276,291	2,640	307,469

Net realized gain (loss) on investments	2,051,202	818,370	(9,643)	222,504	510,839	2,316	139,878

Change in net unrealized appreciation (depreciation) on investments	(301,941)	(197,636)	649,866	477,477	65,046	5,700	306,863

Net realized and unrealized gain (loss) on investments	1,749,261	620,734	640,223	699,981	575,885	8,016	446,741

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,684,768	$613,636	$646,095	$704,453	$590,168	$9,364	$540,532

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	BlackRock High Yield V.I. Fund, Class III	BNY Mellon IP Technology Growth Portfolio, Service Shares	BNY Mellon Sustainable U.S. Equity Portfolio, Inc., Initial Shares	BNY Mellon VIF Appreciation Portfolio, Initial Shares	BNY Mellon VIF Appreciation Portfolio, Service Shares	BNY Mellon VIF Growth and Income Portfolio, Initial Shares	ClearBridge Variable Large Cap Growth Portfolio, Class II
INVESTMENT INCOME:
Dividend income	$321,611	$-	$1,359	$684	$1,254	$1,914	$-

EXPENSES:
Mortality and expense risk	25,574	1,142	7,550	2,630	5,426	5,922	33,628
Investment advisory expenses	2,409	-	-	-	758	-	3,019
Total expenses	27,983	1,142	7,550	2,630	6,184	5,922	36,647

NET INVESTMENT INCOME (LOSS)	293,628	(1,142)	(6,191)	(1,946)	(4,930)	(4,008)	(36,647)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	22,229	480	10,959	(1,255)	(30,338)	9,135	334,701
Capital gain distributions	10,561	205,001	43,435	27,788	117,147	33,670	247,819

Net realized gain (loss) on investments	32,790	205,481	54,394	26,533	86,809	42,805	582,520

Change in net unrealized appreciation (depreciation) on investments	81,342	(98,366)	26,036	(9,141)	(18,617)	20,929	(302,544)

Net realized and unrealized gain (loss) on investments	114,132	107,115	80,430	17,392	68,192	63,734	279,976

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$407,760	$105,973	$74,239	$15,446	$63,262	$59,726	$243,329

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	ClearBridge Variable Mid Cap Portfolio, Class II	ClearBridge Variable Small Cap Growth Portfolio, Class II	Columbia VP Select Small Cap Value Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 1	Columbia VP Seligman Global Technology Fund, Class 2	Columbia VP Small Cap Value Fund, Class 2	Columbia VP Strategic Income Fund, Class 2
INVESTMENT INCOME:
Dividend income	$66	$-	$-	$-	$-	$286	$85,367

EXPENSES:
Mortality and expense risk	3,740	20,262	3,767	129,090	5,251	81	9,359
Investment advisory expenses	1,815	3,654	-	-	-	-	6,055
Total expenses	5,555	23,916	3,767	129,090	5,251	81	15,414

NET INVESTMENT INCOME (LOSS)	(5,489)	(23,916)	(3,767)	(129,090)	(5,251)	205	69,953

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(2,621)	(98,076)	10,779	713,274	41,478	(38)	(54,311)
Capital gain distributions	42,868	172,821	-	839,615	41,952	4,926	-

Net realized gain (loss) on investments	40,247	74,745	10,779	1,552,889	83,430	4,888	(54,311)

Change in net unrealized appreciation (depreciation) on investments	(14,406)	117,859	6,045	1,396,984	42,990	(983)	105,195

Net realized and unrealized gain (loss) on investments	25,841	192,604	16,824	2,949,873	126,420	3,905	50,884

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$20,352	$168,688	$13,057	$2,820,783	$121,169	$4,110	$120,837

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Dimensional VA Equity Allocation Portfolio, Institutional	Dimensional VA Global Bond Portfolio, Institutional	Dimensional VA Global Moderate Allocation Portfolio, Institutional	Dimensional VA International Small Portfolio, Institutional	Dimensional VA International Value Portfolio, Institutional	Dimensional VA Short-Term Fixed Portfolio, Institutional	Dimensional VA US Large Value Portfolio, Institutional
INVESTMENT INCOME:
Dividend income	$20,310	$1,291	$28,879	$10,811	$33,692	$27,328	$48,697

EXPENSES:
Mortality and expense risk	5,292	169	11,401	3,952	8,889	3,441	26,128
Investment advisory expenses	-	-	16,343	-	162	366	3,101
Total expenses	5,292	169	27,744	3,952	9,051	3,807	29,229

NET INVESTMENT INCOME (LOSS)	15,018	1,122	1,135	6,859	24,641	23,521	19,468

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	2,183	(16)	113,991	(24,818)	67,415	16	224,187
Capital gain distributions	12,349	-	10,782	13,080	24,525	-	152,102

Net realized gain (loss) on investments	14,532	(16)	124,773	(11,738)	91,940	16	376,289

Change in net unrealized appreciation (depreciation) on investments	143,009	30	88,253	97,793	169,993	(766)	(37,332)

Net realized and unrealized gain (loss) on investments	157,541	14	213,026	86,055	261,933	(750)	338,957

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$172,559	$1,136	$214,161	$92,914	$286,574	$22,771	$358,425

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Dimensional VA US Targeted Value Portfolio, Institutional	DWS Small Mid Cap Value VIP, Class B	Eaton Vance VT Floating-Rate Income Fund, Initial Class	Empower Aggressive Profile Fund, Investor Class	Empower Bond Index Fund, Investor Class	Empower Conservative Profile Fund, Class L	Empower Conservative Profile Fund, Investor Class
INVESTMENT INCOME:
Dividend income	$14,488	$1,770	$229,022	$79,686	$325,503	$78,273	$211,378

EXPENSES:
Mortality and expense risk	10,511	794	20,994	30,993	51,466	41,841	55,663
Investment advisory expenses	319	-	1,524	703	13,228	2,830	17,658
Total expenses	10,830	794	22,518	31,696	64,694	44,671	73,321

NET INVESTMENT INCOME (LOSS)	3,658	976	206,504	47,990	260,809	33,602	138,057

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	30,463	(112)	(30,092)	(152,190)	(329,642)	23,984	46,164
Capital gain distributions	65,544	34,866	-	308,751	-	23,739	62,626

Net realized gain (loss) on investments	96,007	34,754	(30,092)	156,561	(329,642)	47,723	108,790

Change in net unrealized appreciation (depreciation) on investments	(32,785)	17,407	(67,157)	463,515	865,634	176,536	338,060

Net realized and unrealized gain (loss) on investments	63,222	52,161	(97,249)	620,076	535,992	224,259	446,850

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$66,880	$53,137	$109,255	$668,066	$796,801	$257,861	$584,907

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Empower Core Bond Fund, Investor Class	Empower Emerging Markets Equity Fund, Investor Class	Empower Global Bond Fund, Investor Class	Empower High Yield Bond Fund, Investor Class	Empower Inflation-Protected Securities Fund, Investor Class	Empower International Growth Fund, Investor Class	Empower International Index Fund, Investor Class
INVESTMENT INCOME:
Dividend income	$252,323	$3,633	$42,365	$25,203	$8,917	$-	$211,171

EXPENSES:
Mortality and expense risk	25,276	1,455	9,170	5,765	1,908	7,674	45,832
Investment advisory expenses	18,166	464	705	-	746	-	13,967
Total expenses	43,442	1,919	9,875	5,765	2,654	7,674	59,799

NET INVESTMENT INCOME (LOSS)	208,881	1,714	32,490	19,438	6,263	(7,674)	151,372

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(142,252)	(30,272)	(105,851)	(26,122)	(15,630)	15,999	399,172
Capital gain distributions	-	-	-	-	-	34,629	106,038

Net realized gain (loss) on investments	(142,252)	(30,272)	(105,851)	(26,122)	(15,630)	50,628	505,210

Change in net unrealized appreciation (depreciation) on investments	316,536	117,907	166,551	41,839	25,148	31,034	1,826,788

Net realized and unrealized gain (loss) on investments	174,284	87,635	60,700	15,717	9,518	81,662	2,331,998

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$383,165	$89,349	$93,190	$35,155	$15,781	$73,988	$2,483,370

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Empower International Value Fund, Investor Class	Empower Large Cap Growth Fund, Investor Class	Empower Large Cap Value Fund, Investor Class	Empower Lifetime 2015 Fund, Investor Class	Empower Lifetime 2020 Fund, Investor Class	Empower Lifetime 2025 Fund, Investor Class	Empower Lifetime 2030 Fund, Investor Class
INVESTMENT INCOME:
Dividend income	$59,043	$-	$4,704	$22,729	$10,543	$30,579	$47,250

EXPENSES:
Mortality and expense risk	20,094	33,802	24,169	2,851	1,639	8,095	18,312
Investment advisory expenses	1,916	15,066	3,149	4,759	2,225	-	-
Total expenses	22,010	48,868	27,318	7,610	3,864	8,095	18,312

NET INVESTMENT INCOME (LOSS)	37,033	(48,868)	(22,614)	15,119	6,679	22,484	28,938

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	237,477	(64,100)	152,772	(2,689)	636	(5,906)	60
Capital gain distributions	170,248	819,733	54,534	9,820	6,757	24,272	37,023

Net realized gain (loss) on investments	407,725	755,633	207,306	7,131	7,393	18,366	37,083

Change in net unrealized appreciation (depreciation) on investments	783,960	187,741	290,633	55,612	21,305	93,579	154,774

Net realized and unrealized gain (loss) on investments	1,191,685	943,374	497,939	62,743	28,698	111,945	191,857

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,228,718	$894,506	$475,325	$77,862	$35,377	$134,429	$220,795

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Empower Lifetime 2035 Fund, Investor Class	Empower Lifetime 2040 Fund, Investor Class	Empower Lifetime 2045 Fund, Investor Class	Empower Lifetime 2050 Fund, Investor Class	Empower Lifetime 2055 Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class	Empower Moderate Profile Fund, Class L
INVESTMENT INCOME:
Dividend income	$10,908	$9,563	$2,274	$12,897	$2,234	$94,381	$664,362

EXPENSES:
Mortality and expense risk	3,544	4,208	806	3,781	2,071	17,710	876,973
Investment advisory expenses	-	-	-	-	1,099	1,769	39,009
Total expenses	3,544	4,208	806	3,781	3,170	19,479	915,982

NET INVESTMENT INCOME (LOSS)	7,364	5,355	1,468	9,116	(936)	74,902	(251,620)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(19)	805	571	2,316	4,787	14,772	2,364,480
Capital gain distributions	12,622	11,354	3,830	19,689	4,731	34,339	2,203,069

Net realized gain (loss) on investments	12,603	12,159	4,401	22,005	9,518	49,111	4,567,549

Change in net unrealized appreciation (depreciation) on investments	49,052	39,344	13,408	65,759	24,988	24,780	3,464,530

Net realized and unrealized gain (loss) on investments	61,655	51,503	17,809	87,764	34,506	73,891	8,032,079

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$69,019	$56,858	$19,277	$96,880	$33,570	$148,793	$7,780,459

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Class L	Empower Moderately Conservative Profile Fund, Investor Class	Empower Multi-Sector Bond Fund, Investor Class	Empower Real Estate Index Fund, Investor Class	Empower S&P 500 Index Fund, Investor Class
INVESTMENT INCOME:
Dividend income	$918,076	$214,255	$193,551	$323,620	$139,451	$39,680	$249,207

EXPENSES:
Mortality and expense risk	432,219	69,615	119,187	131,598	27,093	11,040	420,505
Investment advisory expenses	17,800	505	2,830	11,312	1,855	4,705	55,381
Total expenses	450,019	70,120	122,017	142,910	28,948	15,745	475,886

NET INVESTMENT INCOME (LOSS)	468,057	144,135	71,534	180,710	110,503	23,935	(226,679)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(702,796)	(161,453)	69,715	(248,458)	4,648	(26,389)	6,485,588
Capital gain distributions	2,130,664	409,231	261,407	419,144	-	11,649	91,850

Net realized gain (loss) on investments	1,427,868	247,778	331,122	170,686	4,648	(14,740)	6,577,438

Change in net unrealized appreciation (depreciation) on investments	2,413,341	945,364	526,647	946,798	166,068	50,491	6,510,118

Net realized and unrealized gain (loss) on investments	3,841,209	1,193,142	857,769	1,117,484	170,716	35,751	13,087,556

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,309,266	$1,337,277	$929,303	$1,298,194	$281,219	$59,686	$12,860,877

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Empower S&P Mid Cap 400 Index Fund, Investor Class	Empower S&P Small Cap 600 Index Fund, Investor Class	Empower SecureFoundation Balanced Fund, Class L	Empower Short Duration Bond Fund, Investor Class	Empower Small Cap Growth Fund, Investor Class	Empower Small Cap Value Fund, Investor Class	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class
INVESTMENT INCOME:
Dividend income	$173,822	$265,303	$4,972,609	$118,553	$2,364	$-	$-

EXPENSES:
Mortality and expense risk	76,191	72,864	1,896,629	22,064	6,495	18,514	58,375
Investment advisory expenses	6,575	8,947	42,964	2,416	78	2,619	7,558
Total expenses	82,766	81,811	1,939,593	24,480	6,573	21,133	65,933

NET INVESTMENT INCOME (LOSS)	91,056	183,492	3,033,016	94,073	(4,209)	(21,133)	(65,933)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	471,506	(451,123)	(2,700,561)	124,379	(38,842)	83,927	496,172
Capital gain distributions	609,828	597,102	2,164,699	-	26,305	12,778	113,997

Net realized gain (loss) on investments	1,081,334	145,979	(535,862)	124,379	(12,537)	96,705	610,169

Change in net unrealized appreciation (depreciation) on investments	(509,017)	144,975	15,751,289	37,611	51,144	(1,895)	(440,575)

Net realized and unrealized gain (loss) on investments	572,317	290,954	15,215,427	161,990	38,607	94,810	169,594

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$663,373	$474,446	$18,248,443	$256,063	$34,398	$73,677	$103,661

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Empower U.S. Government Securities Fund, Investor Class	Federated Hermes High Income Bond Fund II, Service Shares	Fidelity VIP Asset Manager 50% Portfolio, Initial Class	Fidelity VIP Balanced Portfolio, Service Class 2	Fidelity VIP Contrafund Portfolio, Initial Class	Fidelity VIP Government Money Market Portfolio, Initial Class	Fidelity VIP Growth Opportunities Portfolio, Initial Class
INVESTMENT INCOME:
Dividend income	$37,860	$15,181	$24,820	$314,806	$1,853	$1,088,764	$-

EXPENSES:
Mortality and expense risk	5,994	1,662	14,662	135,488	18,909	159,835	4,623
Investment advisory expenses	19	-	-	65	-	6,972	-
Total expenses	6,013	1,662	14,662	135,553	18,909	166,807	4,623

NET INVESTMENT INCOME (LOSS)	31,847	13,519	10,158	179,253	(17,056)	921,957	(4,623)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(33,171)	(199)	32,779	1,592,477	209,124	-	9,578
Capital gain distributions	-	-	55,679	1,377,680	219,710	-	5,711

Net realized gain (loss) on investments	(33,171)	(199)	88,458	2,970,157	428,834	-	15,289

Change in net unrealized appreciation (depreciation) on investments	70,331	3,898	30,057	(173,737)	(154,989)	-	56,415

Net realized and unrealized gain (loss) on investments	37,160	3,699	118,515	2,796,420	273,845	-	71,704

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$69,007	$17,218	$128,673	$2,975,673	$256,789	$921,957	$67,081

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Fidelity VIP Growth Portfolio, Initial Class	Fidelity VIP High Income Portfolio, Initial Class	Fidelity VIP Index 500 Portfolio, Initial Class	Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Initial Class	Fidelity VIP Overseas Portfolio, Initial Class	First Trust/Dow Jones Dividend & Income Allocation Portfolio, Class I
INVESTMENT INCOME:
Dividend income	$12,643	$7,846	$16,918	$34,064	$4,692	$2,058	$12,470

EXPENSES:
Mortality and expense risk	61,085	1,683	20,373	18,716	1,802	1,838	5,846
Investment advisory expenses	-	-	-	3,363	-	-	-
Total expenses	61,085	1,683	20,373	22,079	1,802	1,838	5,846

NET INVESTMENT INCOME (LOSS)	(48,442)	6,163	(3,455)	11,985	2,890	220	6,624

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	229,549	(586)	73,845	(10,394)	(1,554)	10,715	14,799
Capital gain distributions	562,272	-	7,623	12,847	-	11,291	30,479

Net realized gain (loss) on investments	791,821	(586)	81,468	2,453	(1,554)	22,006	45,278

Change in net unrealized appreciation (depreciation) on investments	(175,409)	4,628	145,820	614,338	5,990	(1,249)	(30,065)

Net realized and unrealized gain (loss) on investments	616,412	4,042	227,288	616,791	4,436	20,757	15,213

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$567,970	$10,205	$223,833	$628,776	$7,326	$20,977	$21,837

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Franklin Income VIP Fund, Class 4	Goldman Sachs VIT Large Cap Value Fund, Institutional Class	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	Goldman Sachs VIT Strategic Growth Fund, Institutional Class	Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Class	Goldman Sachs VIT U.S. Equity Insights Fund, Service Class	Invesco V.I. Core Equity Fund, Series II
INVESTMENT INCOME:
Dividend income	$198,680	$3,363	$-	$-	$499	$5,976	$478

EXPENSES:
Mortality and expense risk	41,652	4,116	848	398	897	12,574	1,689
Investment advisory expenses	1,601	-	-	-	-	85	-
Total expenses	43,253	4,116	848	398	897	12,659	1,689

NET INVESTMENT INCOME (LOSS)	155,427	(753)	(848)	(398)	(398)	(6,683)	(1,211)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(138,758)	(1,132)	(9,727)	1,694	426	48,014	(2,556)
Capital gain distributions	42,529	41,834	-	2,468	9,448	163,250	8,750

Net realized gain (loss) on investments	(96,229)	40,702	(9,727)	4,162	9,874	211,264	6,194

Change in net unrealized appreciation (depreciation) on investments	385,028	(12,972)	7,277	1,251	(31)	(30,358)	17,215

Net realized and unrealized gain (loss) on investments	288,799	27,730	(2,450)	5,413	9,843	180,906	23,409

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$444,226	$26,977	$(3,298)	$5,015	$9,445	$174,223	$22,198

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. Core Plus Bond Fund, Series II	Invesco V.I. EQV International Equity Fund, Series II	Invesco V.I. Global Real Estate Fund, Series II	Invesco V.I. Growth and Income Fund, Series II	Invesco V.I. International Growth Fund, Series II	Invesco V.I. Main Street Small Cap Fund, Series II	Invesco V.I. Small Cap Equity Fund, Series II
INVESTMENT INCOME:
Dividend income	$8,678	$4,777	$6,613	$32,819	$217	$3,743	$-

EXPENSES:
Mortality and expense risk	2,608	3,617	2,966	23,043	4,531	14,669	465
Investment advisory expenses	-	353	646	1,655	-	1,956	-
Total expenses	2,608	3,970	3,612	24,698	4,531	16,625	465

NET INVESTMENT INCOME (LOSS)	6,070	807	3,001	8,121	(4,314)	(12,882)	(465)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(1,898)	(426)	(9,515)	(63,425)	(15,213)	7,825	621
Capital gain distributions	-	26,066	-	213,625	32,230	166,418	5,172

Net realized gain (loss) on investments	(1,898)	25,640	(9,515)	150,200	17,017	174,243	5,793

Change in net unrealized appreciation (depreciation) on investments	10,179	55,805	36,447	230,399	39,880	(44,919)	2,217

Net realized and unrealized gain (loss) on investments	8,281	81,445	26,932	380,599	56,897	129,324	8,010

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,351	$82,252	$29,933	$388,720	$52,583	$116,442	$7,545

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Janus Henderson VIT Balanced Portfolio, Service Shares	Janus Henderson VIT Enterprise Portfolio, Service Shares	Janus Henderson VIT Flexible Bond Portfolio, Service Shares	Janus Henderson VIT Mid Cap Value Portfolio, Service Shares	Janus Henderson VIT Overseas Portfolio, Institutional Shares	Janus Henderson VIT Overseas Portfolio, Service Shares	Lord Abbett Series Fund Developing Growth Portfolio, Class VC
INVESTMENT INCOME:
Dividend income	$241,330	$2,608	$59,360	$1,032	$1,267	$480	$448

EXPENSES:
Mortality and expense risk	92,548	28,670	8,729	486	1,189	129	2,418
Investment advisory expenses	7,724	4,556	3,100	-	-	-	-
Total expenses	100,272	33,226	11,829	486	1,189	129	2,418

NET INVESTMENT INCOME (LOSS)	141,058	(30,618)	47,531	546	78	351	(1,970)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	669,753	(64,327)	(41,603)	22	506	550	3,095
Capital gain distributions	434,524	464,806	-	15,139	-	-	-

Net realized gain (loss) on investments	1,104,277	400,479	(41,603)	15,161	506	550	3,095

Change in net unrealized appreciation (depreciation) on investments	629,178	(51,578)	75,455	(6,824)	20,373	8,000	29,316

Net realized and unrealized gain (loss) on investments	1,733,455	348,901	33,852	8,337	20,879	8,550	32,411

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,874,513	$318,283	$81,383	$8,883	$20,957	$8,901	$30,441

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	LVIP American Century Inflation Protection Fund, Service Class	LVIP American Century Mid Cap Value Fund, Service Class	LVIP American Century Value Fund, Service Class	LVIP JPMorgan Small Cap Core Fund, Service Class	LVIP Nomura U.S. REIT Fund, Service Class	MFS VIT II Blended Research Core Equity Portfolio, Service Class	MFS VIT II International Growth Portfolio, Service Class
INVESTMENT INCOME:
Dividend income	$23,061	$50,996	$65,972	$1,250	$5,915	$22,686	$1,821

EXPENSES:
Mortality and expense risk	1,290	24,918	43,269	1,422	2,262	16,284	899
Investment advisory expenses	128	4,216	924	-	177	5,101	1,816
Total expenses	1,418	29,134	44,193	1,422	2,439	21,385	2,715

NET INVESTMENT INCOME (LOSS)	21,643	21,862	21,779	(172)	3,476	1,301	(894)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(32,217)	(66,794)	(59,442)	(4,973)	6,385	2,442	10,197
Capital gain distributions	-	273,031	347,634	23,646	-	536,985	13,500

Net realized gain (loss) on investments	(32,217)	206,237	288,192	18,673	6,385	539,427	23,697

Change in net unrealized appreciation (depreciation) on investments	28,024	35,948	325,121	7,051	(9,691)	(134,283)	24,644

Net realized and unrealized gain (loss) on investments	(4,193)	242,185	613,313	25,724	(3,306)	405,144	48,341

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$17,450	$264,047	$635,092	$25,552	$170	$406,445	$47,447

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	MFS VIT II Technology Portfolio, Service Class	MFS VIT III Blended Research Small Cap Equity Portfolio, Service Class	Neuberger Berman AMT Quality Equity Portfolio, Class S	Nomura VIP Emerging Markets Series, Service Class	Nomura VIP Energy Series, Service Class	Nomura VIP International Core Equity Series, Service Class	Nomura VIP Small Cap Value Series, Service Class
INVESTMENT INCOME:
Dividend income	$-	$14,485	$-	$15,022	$11,282	$520	$13,587

EXPENSES:
Mortality and expense risk	76,981	6,188	10,139	9,740	5,987	1,326	10,445
Investment advisory expenses	9,971	1,932	895	1,340	5,315	28	1,776
Total expenses	86,952	8,120	11,034	11,080	11,302	1,354	12,221

NET INVESTMENT INCOME (LOSS)	(86,952)	6,365	(11,034)	3,942	(20)	(834)	1,366

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	1,606,760	(174,487)	133,526	20,308	(32,269)	8,258	2,237
Capital gain distributions	1,581,049	191,605	53,372	2,555	-	6,372	89,775

Net realized gain (loss) on investments	3,187,809	17,118	186,898	22,863	(32,269)	14,630	92,012

Change in net unrealized appreciation (depreciation) on investments	(1,560,928)	62,343	(47,497)	747,289	147,440	12,512	(12,021)

Net realized and unrealized gain (loss) on investments	1,626,881	79,461	139,401	770,152	115,171	27,142	79,991

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,539,929	$85,826	$128,367	$774,094	$115,151	$26,308	$81,357

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	NVIT Fidelity Institutional AM Emerging Markets Fund, Class D	PIMCO VIT CommodityRealReturn Strategy Portfolio, Advisor Class	PIMCO VIT Long-Term U.S. Government Portfolio, Advisor Class	PIMCO VIT Low Duration Portfolio, Advisor Class	PIMCO VIT Real Return Portfolio, Advisor Class	PIMCO VIT Short-Term Portfolio, Advisor Class	PIMCO VIT Total Return Portfolio, Advisor Class
INVESTMENT INCOME:
Dividend income	$153	$33,881	$19,610	$124,015	$41,438	$112,582	$458,420

EXPENSES:
Mortality and expense risk	690	4,984	4,247	22,387	5,622	15,399	41,505
Investment advisory expenses	-	2,193	-	3,012	174	936	12,596
Total expenses	690	7,177	4,247	25,399	5,796	16,335	54,101

NET INVESTMENT INCOME (LOSS)	(537)	26,704	15,363	98,616	35,642	96,247	404,319

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	432	(71,290)	(82,654)	(9,307)	(11,073)	34,285	(334,517)
Capital gain distributions	-	-	-	-	-	-	-

Net realized gain (loss) on investments	432	(71,290)	(82,654)	(9,307)	(11,073)	34,285	(334,517)

Change in net unrealized appreciation (depreciation) on investments	14,602	251,418	27,922	55,179	66,149	(31,775)	831,067

Net realized and unrealized gain (loss) on investments	15,034	180,128	(54,732)	45,872	55,076	2,510	496,550

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,497	$206,832	$(39,369)	$144,488	$90,718	$98,757	$900,869

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Putnam VT Core Equity Fund, Class IB	Putnam VT Emerging Markets Equity Fund, Class IB	Putnam VT Focused International Equity Fund, Class IB	Putnam VT Global Asset Allocation Fund, Class IB	Putnam VT Income Fund, Class IB	Putnam VT International Equity Fund, Class IB	Putnam VT International Value Fund, Class IB
INVESTMENT INCOME:
Dividend income	$6,308	$297	$18,535	$25,573	$66,686	$36	$1,734

EXPENSES:
Mortality and expense risk	7,879	551	6,481	12,992	5,337	3,165	1,632
Investment advisory expenses	4,877	-	-	-	2,141	142	-
Total expenses	12,756	551	6,481	12,992	7,478	3,307	1,632

NET INVESTMENT INCOME (LOSS)	(6,448)	(254)	12,054	12,581	59,208	(3,271)	102

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	55,304	96	32,285	6,503	(54,807)	20,355	10,954
Capital gain distributions	132,199	-	-	137,937	-	19,811	1,216

Net realized gain (loss) on investments	187,503	96	32,285	144,440	(54,807)	40,166	12,170

Change in net unrealized appreciation (depreciation) on investments	59,458	13,203	120,106	(17,602)	85,318	63,795	32,221

Net realized and unrealized gain (loss) on investments	246,961	13,299	152,391	126,838	30,511	103,961	44,391

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$240,513	$13,045	$164,445	$139,419	$89,719	$100,690	$44,493

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Putnam VT Large Cap Growth Fund, Class IB	Putnam VT Large Cap Value Fund, Class IB	Putnam VT Mortgage Securities Fund, Class IB	Putnam VT Research Fund, Class IB	Putnam VT Small Cap Growth Fund, Class IB	Putnam VT Small Cap Value Fund, Class IB	T. Rowe Price Blue Chip Growth Portfolio, Class II
INVESTMENT INCOME:
Dividend income	$-	$13,838	$10,221	$3,231	$851	$3,033	$-

EXPENSES:
Mortality and expense risk	54,750	10,353	361	4,002	1,950	3,024	212,223
Investment advisory expenses	12,079	271	386	-	-	422	12,811
Total expenses	66,829	10,624	747	4,002	1,950	3,446	225,034

NET INVESTMENT INCOME (LOSS)	(66,829)	3,214	9,474	(771)	(1,099)	(413)	(225,034)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	607,053	7,025	(2,422)	162,069	11,392	322	2,913,553
Capital gain distributions	765,206	66,196	-	34,574	14,779	41,504	2,661,645

Net realized gain (loss) on investments	1,372,259	73,221	(2,422)	196,643	26,171	41,826	5,575,198

Change in net unrealized appreciation (depreciation) on investments	(280,844)	100,019	2,422	(133,965)	(23,004)	(18,133)	(640,150)

Net realized and unrealized gain (loss) on investments	1,091,415	173,240	-	62,678	3,167	23,693	4,935,048

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,024,586	$176,454	$9,474	$61,907	$2,068	$23,280	$4,710,014

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	T. Rowe Price Health Sciences Portfolio, Class II	VanEck VIP Emerging Markets Fund, Initial Class	VanEck VIP Global Resources Fund, Class S	VanEck VIP Global Resources Fund, Initial Class
INVESTMENT INCOME:
Dividend income	$-	$436	$7,281	$425

EXPENSES:
Mortality and expense risk	41,008	840	2,677	766
Investment advisory expenses	3,598	-	662	-
Total expenses	44,606	840	3,339	766

NET INVESTMENT INCOME (LOSS)	(44,606)	(404)	3,942	(341)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(227,362)	421	(7,632)	(89)
Capital gain distributions	179,451	-	-	-

Net realized gain (loss) on investments	(47,911)	421	(7,632)	(89)

Change in net unrealized appreciation (depreciation) on investments	816,258	14,066	108,882	14,775

Net realized and unrealized gain (loss) on investments	768,347	14,487	101,250	14,686

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$723,741	$14,083	$105,192	$14,345

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Concluded)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Alger Capital Appreciation Portfolio, Class I-2	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio, Class I-2	Alger Small Cap Growth Portfolio, Class I-2	ALPS Alerian Energy Infrastructure Portfolio, Class III	ALPS Global Opportunity Portfolio, Class III	American Funds IS Capital World Growth and Income Fund, Class 4
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(29,957)	$(20,620)	$(23,449)	$(3,220)	$20,098	$34,477	$13,716
Net realized gain (loss) on investments	539,044	247,188	14,293	(21,664)	250,221	45,136	178,385
Change in net unrealized appreciation (depreciation) on investments	90,137	151,557	236,883	36,907	(236,919)	(76,483)	620,150

Net increase (decrease) in net assets resulting from operations	599,224	378,125	227,727	12,023	33,400	3,130	812,251

CONTRACT TRANSACTIONS:
Contract owners’ net payments	3,400	6,400	-	1,000	-	240	980
Contract maintenance charges	(207)	(234)	(140)	(58)	-	-	-
Contract owners’ benefits	(202,329)	(75,167)	(154,717)	(7,816)	(295,895)	(128,922)	(452,866)
Net transfers (to) from the Company and/or Subaccounts	(76,004)	(75,972)	(10,878)	(5,877)	(83,701)	2,004	(111,666)

Increase (decrease) in net assets resulting from Contract transactions	(275,140)	(144,973)	(165,735)	(12,751)	(379,596)	(126,678)	(563,552)

Total increase (decrease) in net assets	324,084	233,152	61,992	(728)	(346,196)	(123,548)	248,699

NET ASSETS:
Beginning of period	2,042,200	1,429,806	1,666,119	294,469	961,139	773,706	3,839,636

End of period	$2,366,284	$1,662,958	$1,728,111	$293,741	$614,943	$650,158	$4,088,335

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	American Funds IS Growth Fund, Class 4	American Funds IS Growth-Income Fund, Class 4	American Funds IS International Fund, Class 4	American Funds IS New World Fund, Class 4	American Funds IS Washington Mutual Investors Fund, Class 4	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	BlackRock Global Allocation V.I. Fund, Class III
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(64,493)	$(7,098)	$5,872	$4,472	$14,283	$1,348	$93,791
Net realized gain (loss) on investments	2,051,202	818,370	(9,643)	222,504	510,839	2,316	139,878
Change in net unrealized appreciation (depreciation) on investments	(301,941)	(197,636)	649,866	477,477	65,046	5,700	306,863

Net increase (decrease) in net assets resulting from operations	1,684,768	613,636	646,095	704,453	590,168	9,364	540,532

CONTRACT TRANSACTIONS:
Contract owners’ net payments	10,000	-	-	8,978	-	-	21,474
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners’ benefits	(1,912,812)	(454,256)	(372,303)	(443,386)	(474,962)	-	(756,013)
Net transfers (to) from the Company and/or Subaccounts	1,343,175	94,180	(118,727)	(68,106)	26,334	55,850	(66,987)

Increase (decrease) in net assets resulting from Contract transactions	(559,637)	(360,076)	(491,030)	(502,514)	(448,628)	55,850	(801,526)

Total increase (decrease) in net assets	1,125,131	253,560	155,065	201,939	141,540	65,214	(260,994)

NET ASSETS:
Beginning of period	11,347,773	3,902,090	2,763,654	2,872,287	3,894,582	6,254	3,441,843

End of period	$12,472,904	$4,155,650	$2,918,719	$3,074,226	$4,036,122	$71,468	$3,180,849

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	BlackRock High Yield V.I. Fund, Class III	BNY Mellon IP Technology Growth Portfolio, Service Shares	BNY Mellon Sustainable U.S. Equity Portfolio, Inc., Initial Shares	BNY Mellon VIF Appreciation Portfolio, Initial Shares	BNY Mellon VIF Appreciation Portfolio, Service Shares	BNY Mellon VIF Growth and Income Portfolio, Initial Shares	ClearBridge Variable Large Cap Growth Portfolio, Class II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$293,628	$(1,142)	$(6,191)	$(1,946)	$(4,930)	$(4,008)	$(36,647)
Net realized gain (loss) on investments	32,790	205,481	54,394	26,533	86,809	42,805	582,520
Change in net unrealized appreciation (depreciation) on investments	81,342	(98,366)	26,036	(9,141)	(18,617)	20,929	(302,544)

Net increase (decrease) in net assets resulting from operations	407,760	105,973	74,239	15,446	63,262	59,726	243,329

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	-	-	2,030
Contract maintenance charges	-	-	(22)	(23)	-	(94)	-
Contract owners’ benefits	(1,658,811)	(7,632)	(12,230)	(8,099)	(12,453)	(32,142)	(588,044)
Net transfers (to) from the Company and/or Subaccounts	519,678	(1)	(6,318)	16	(216,329)	(9)	(350,388)

Increase (decrease) in net assets resulting from Contract transactions	(1,139,133)	(7,633)	(18,570)	(8,106)	(228,782)	(32,245)	(936,402)

Total increase (decrease) in net assets	(731,373)	98,340	55,669	7,340	(165,520)	27,481	(693,073)

NET ASSETS:
Beginning of period	5,644,417	388,939	520,488	188,662	753,552	421,042	4,254,267

End of period	$4,913,044	$487,279	$576,157	$196,002	$588,032	$448,523	$3,561,194

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	ClearBridge Variable Mid Cap Portfolio, Class II	ClearBridge Variable Small Cap Growth Portfolio, Class II	Columbia VP Select Small Cap Value Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 1	Columbia VP Seligman Global Technology Fund, Class 2	Columbia VP Small Cap Value Fund, Class 2	Columbia VP Strategic Income Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(5,489)	$(23,916)	$(3,767)	$(129,090)	$(5,251)	$205	$69,953
Net realized gain (loss) on investments	40,247	74,745	10,779	1,552,889	83,430	4,888	(54,311)
Change in net unrealized appreciation (depreciation) on investments	(14,406)	117,859	6,045	1,396,984	42,990	(983)	105,195

Net increase (decrease) in net assets resulting from operations	20,352	168,688	13,057	2,820,783	121,169	4,110	120,837

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	2,510	335	1,000	-	-	-
Contract maintenance charges	-	-	(35)	(678)	-	-	-
Contract owners’ benefits	(60,264)	(368,175)	(13,608)	(1,051,916)	(12,509)	-	(209,340)
Net transfers (to) from the Company and/or Subaccounts	(13,114)	(78,365)	8,743	(282,578)	(76,582)	1	120,023

Increase (decrease) in net assets resulting from Contract transactions	(73,378)	(444,030)	(4,565)	(1,334,172)	(89,091)	1	(89,317)

Total increase (decrease) in net assets	(53,026)	(275,342)	8,492	1,486,611	32,078	4,111	31,520

NET ASSETS:
Beginning of period	691,345	2,510,900	277,726	8,796,854	366,413	28,653	1,996,757

End of period	$638,319	$2,235,558	$286,218	$10,283,465	$398,491	$32,764	$2,028,277

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Dimensional VA Equity Allocation Portfolio, Institutional	Dimensional VA Global Bond Portfolio, Institutional	Dimensional VA Global Moderate Allocation Portfolio, Institutional	Dimensional VA International Small Portfolio, Institutional	Dimensional VA International Value Portfolio, Institutional	Dimensional VA Short-Term Fixed Portfolio, Institutional	Dimensional VA US Large Value Portfolio, Institutional
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$15,018	$1,122	$1,135	$6,859	$24,641	$23,521	$19,468
Net realized gain (loss) on investments	14,532	(16)	124,773	(11,738)	91,940	16	376,289
Change in net unrealized appreciation (depreciation) on investments	143,009	30	88,253	97,793	169,993	(766)	(37,332)

Net increase (decrease) in net assets resulting from operations	172,559	1,136	214,161	92,914	286,574	22,771	358,425

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	120	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners’ benefits	(293)	-	(38,220)	(195,891)	(366,620)	(1,153)	(791,529)
Net transfers (to) from the Company and/or Subaccounts	(813)	973	(969,071)	(39,121)	(30,129)	110,791	96,823

Increase (decrease) in net assets resulting from Contract transactions	(1,106)	973	(1,007,291)	(235,012)	(396,629)	109,638	(694,706)

Total increase (decrease) in net assets	171,453	2,109	(793,130)	(142,098)	(110,055)	132,409	(336,281)

NET ASSETS:
Beginning of period	895,432	29,728	1,971,971	495,079	989,450	526,766	2,968,187

End of period	$1,066,885	$31,837	$1,178,841	$352,981	$879,395	$659,175	$2,631,906

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Dimensional VA US Targeted Value Portfolio, Institutional	DWS Small Mid Cap Value VIP, Class B	Eaton Vance VT Floating-Rate Income Fund, Initial Class	Empower Aggressive Profile Fund, Investor Class	Empower Bond Index Fund, Investor Class	Empower Conservative Profile Fund, Class L	Empower Conservative Profile Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,658	$976	$206,504	$47,990	$260,809	$33,602	$138,057
Net realized gain (loss) on investments	96,007	34,754	(30,092)	156,561	(329,642)	47,723	108,790
Change in net unrealized appreciation (depreciation) on investments	(32,785)	17,407	(67,157)	463,515	865,634	176,536	338,060

Net increase (decrease) in net assets resulting from operations	66,880	53,137	109,255	668,066	796,801	257,861	584,907

CONTRACT TRANSACTIONS:
Contract owners’ net payments	60	-	38,570	480	28,982	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners’ benefits	(365,836)	-	(917,705)	(586,089)	(2,119,937)	(1,227,658)	(591,004)
Net transfers (to) from the Company and/or Subaccounts	28,885	(3)	(55,583)	(271,531)	(968,933)	1,100,284	(81,213)

Increase (decrease) in net assets resulting from Contract transactions	(336,891)	(3)	(934,718)	(857,140)	(3,059,888)	(127,374)	(672,217)

Total increase (decrease) in net assets	(270,011)	53,134	(825,463)	(189,074)	(2,263,087)	130,487	(87,310)

NET ASSETS:
Beginning of period	1,104,571	302,767	4,040,354	4,634,793	14,260,911	3,664,815	8,269,674

End of period	$834,560	$355,901	$3,214,891	$4,445,719	$11,997,824	$3,795,302	$8,182,364

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Empower Core Bond Fund, Investor Class	Empower Emerging Markets Equity Fund, Investor Class	Empower Global Bond Fund, Investor Class	Empower High Yield Bond Fund, Investor Class	Empower Inflation-Protected Securities Fund, Investor Class	Empower International Growth Fund, Investor Class	Empower International Index Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$208,881	$1,714	$32,490	$19,438	$6,263	$(7,674)	$151,372
Net realized gain (loss) on investments	(142,252)	(30,272)	(105,851)	(26,122)	(15,630)	50,628	505,210
Change in net unrealized appreciation (depreciation) on investments	316,536	117,907	166,551	41,839	25,148	31,034	1,826,788

Net increase (decrease) in net assets resulting from operations	383,165	89,349	93,190	35,155	15,781	73,988	2,483,370

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	51,106	-	-	1,200	11,521
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners’ benefits	(507,862)	(184,192)	(344,818)	(319,374)	(82,316)	(125,184)	(835,314)
Net transfers (to) from the Company and/or Subaccounts	3,327,402	(40,909)	(110,945)	(25,757)	(14,459)	(13,060)	(2,319,130)

Increase (decrease) in net assets resulting from Contract transactions	2,819,540	(225,101)	(404,657)	(345,131)	(96,775)	(137,044)	(3,142,923)

Total increase (decrease) in net assets	3,202,705	(135,752)	(311,467)	(309,976)	(80,994)	(63,056)	(659,553)

NET ASSETS:
Beginning of period	6,180,541	502,200	1,723,734	871,762	336,156	767,694	10,464,480

End of period	$9,383,246	$366,448	$1,412,267	$561,786	$255,162	$704,638	$9,804,927

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Empower International Value Fund, Investor Class	Empower Large Cap Growth Fund, Investor Class	Empower Large Cap Value Fund, Investor Class	Empower Lifetime 2015 Fund, Investor Class	Empower Lifetime 2020 Fund, Investor Class	Empower Lifetime 2025 Fund, Investor Class	Empower Lifetime 2030 Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$37,033	$(48,868)	$(22,614)	$15,119	$6,679	$22,484	$28,938
Net realized gain (loss) on investments	407,725	755,633	207,306	7,131	7,393	18,366	37,083
Change in net unrealized appreciation (depreciation) on investments	783,960	187,741	290,633	55,612	21,305	93,579	154,774

Net increase (decrease) in net assets resulting from operations	1,228,718	894,506	475,325	77,862	35,377	134,429	220,795

CONTRACT TRANSACTIONS:
Contract owners’ net payments	17,215	-	2,840	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners’ benefits	(374,582)	(595,242)	(607,235)	(34,000)	(11,446)	(40,000)	(168,797)
Net transfers (to) from the Company and/or Subaccounts	(117,895)	2,992	(96,875)	(27)	174	499	1

Increase (decrease) in net assets resulting from Contract transactions	(475,262)	(592,250)	(701,270)	(34,027)	(11,272)	(39,501)	(168,796)

Total increase (decrease) in net assets	753,456	302,256	(225,945)	43,835	24,105	94,928	51,999

NET ASSETS:
Beginning of period	3,300,418	6,652,908	3,518,811	873,552	379,351	1,243,794	1,867,183

End of period	$4,053,874	$6,955,164	$3,292,866	$917,387	$403,456	$1,338,722	$1,919,182

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Empower Lifetime 2035 Fund, Investor Class	Empower Lifetime 2040 Fund, Investor Class	Empower Lifetime 2045 Fund, Investor Class	Empower Lifetime 2050 Fund, Investor Class	Empower Lifetime 2055 Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class	Empower Moderate Profile Fund, Class L
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$7,364	$5,355	$1,468	$9,116	$(936)	$74,902	$(251,620)
Net realized gain (loss) on investments	12,603	12,159	4,401	22,005	9,518	49,111	4,567,549
Change in net unrealized appreciation (depreciation) on investments	49,052	39,344	13,408	65,759	24,988	24,780	3,464,530

Net increase (decrease) in net assets resulting from operations	69,019	56,858	19,277	96,880	33,570	148,793	7,780,459

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	-	-	3,000
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners’ benefits	(2,466)	(789)	(9,897)	(26,747)	(20,290)	(285,301)	(17,286,510)
Net transfers (to) from the Company and/or Subaccounts	(3,397)	(719)	-	(674)	(885)	125,962	(3,124,572)

Increase (decrease) in net assets resulting from Contract transactions	(5,863)	(1,508)	(9,897)	(27,421)	(21,175)	(159,339)	(20,408,082)

Total increase (decrease) in net assets	63,156	55,350	9,380	69,459	12,395	(10,546)	(12,627,623)

NET ASSETS:
Beginning of period	510,875	392,487	129,849	594,027	216,514	2,199,407	85,494,345

End of period	$574,031	$447,837	$139,229	$663,486	$228,909	$2,188,861	$72,866,722

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Class L	Empower Moderately Conservative Profile Fund, Investor Class	Empower Multi-Sector Bond Fund, Investor Class	Empower Real Estate Index Fund, Investor Class	Empower S&P 500 Index Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$468,057	$144,135	$71,534	$180,710	$110,503	$23,935	$(226,679)
Net realized gain (loss) on investments	1,427,868	247,778	331,122	170,686	4,648	(14,740)	6,577,438
Change in net unrealized appreciation (depreciation) on investments	2,413,341	945,364	526,647	946,798	166,068	50,491	6,510,118

Net increase (decrease) in net assets resulting from operations	4,309,266	1,337,277	929,303	1,298,194	281,219	59,686	12,860,877

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	900	11,521	17,821
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners’ benefits	(6,223,573)	(1,016,282)	(3,299,700)	(2,675,211)	(443,077)	(227,044)	(8,435,005)
Net transfers (to) from the Company and/or Subaccounts	(1,115,797)	(545,656)	428,827	(455,244)	611,591	10,634	(2,017,772)

Increase (decrease) in net assets resulting from Contract transactions	(7,339,370)	(1,561,938)	(2,870,873)	(3,130,455)	169,414	(204,889)	(10,434,956)

Total increase (decrease) in net assets	(3,030,104)	(224,661)	(1,941,570)	(1,832,261)	450,633	(145,203)	2,425,921

NET ASSETS:
Beginning of period	44,524,556	10,821,911	12,223,214	16,024,948	3,913,850	2,680,334	86,771,307

End of period	$41,494,452	$10,597,250	$10,281,644	$14,192,687	$4,364,483	$2,535,131	$89,197,228

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Empower S&P Mid Cap 400 Index Fund, Investor Class	Empower S&P Small Cap 600 Index Fund, Investor Class	Empower SecureFoundation Balanced Fund, Class L	Empower Short Duration Bond Fund, Investor Class	Empower Small Cap Growth Fund, Investor Class	Empower Small Cap Value Fund, Investor Class	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$91,056	$183,492	$3,033,016	$94,073	$(4,209)	$(21,133)	$(65,933)
Net realized gain (loss) on investments	1,081,334	145,979	(535,862)	124,379	(12,537)	96,705	610,169
Change in net unrealized appreciation (depreciation) on investments	(509,017)	144,975	15,751,289	37,611	51,144	(1,895)	(440,575)

Net increase (decrease) in net assets resulting from operations	663,373	474,446	18,248,443	256,063	34,398	73,677	103,661

CONTRACT TRANSACTIONS:
Contract owners’ net payments	11,701	11,941	8,000	-	-	1,200	820
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners’ benefits	(1,144,228)	(1,283,921)	(31,020,103)	(1,061,615)	(104,573)	(166,109)	(1,245,498)
Net transfers (to) from the Company and/or Subaccounts	112,067	(574,606)	(7,998,805)	(1,390,361)	(54,173)	(156,481)	(568,722)

Increase (decrease) in net assets resulting from Contract transactions	(1,020,460)	(1,846,586)	(39,010,908)	(2,451,976)	(158,746)	(321,390)	(1,813,400)

Total increase (decrease) in net assets	(357,087)	(1,372,140)	(20,762,465)	(2,195,913)	(124,348)	(247,713)	(1,709,739)

NET ASSETS:
Beginning of period	12,830,495	13,499,001	181,298,880	6,057,649	734,345	2,951,781	8,394,850

End of period	$12,473,408	$12,126,861	$160,536,415	$3,861,736	$609,997	$2,704,068	$6,685,111

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Empower U.S. Government Securities Fund, Investor Class	Federated Hermes High Income Bond Fund II, Service Shares	Fidelity VIP Asset Manager 50% Portfolio, Initial Class	Fidelity VIP Balanced Portfolio, Service Class 2	Fidelity VIP Contrafund Portfolio, Initial Class	Fidelity VIP Government Money Market Portfolio, Initial Class	Fidelity VIP Growth Opportunities Portfolio, Initial Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$31,847	$13,519	$10,158	$179,253	$(17,056)	$921,957	$(4,623)
Net realized gain (loss) on investments	(33,171)	(199)	88,458	2,970,157	428,834	-	15,289
Change in net unrealized appreciation (depreciation) on investments	70,331	3,898	30,057	(173,737)	(154,989)	-	56,415

Net increase (decrease) in net assets resulting from operations	69,007	17,218	128,673	2,975,673	256,789	921,957	67,081

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	51,666	503	-	3,735	14,000	-
Contract maintenance charges	-	-	(227)	-	(254)	(146)	(36)
Contract owners’ benefits	(99,307)	(31,365)	(286,327)	(1,922,524)	(188,133)	(35,399,048)	(18,112)
Net transfers (to) from the Company and/or Subaccounts	289,352	(75,363)	(50)	(7,414,466)	(149,539)	26,396,540	(12,185)

Increase (decrease) in net assets resulting from Contract transactions	190,045	(55,062)	(286,101)	(9,336,990)	(334,191)	(8,988,654)	(30,333)

Total increase (decrease) in net assets	259,052	(37,844)	(157,428)	(6,361,317)	(77,402)	(8,066,697)	36,748

NET ASSETS:
Beginning of period	1,212,027	283,782	1,187,607	26,317,185	1,497,497	30,851,782	349,241

End of period	$1,471,079	$245,938	$1,030,179	$19,955,868	$1,420,095	$22,785,085	$385,989

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Fidelity VIP Growth Portfolio, Initial Class	Fidelity VIP High Income Portfolio, Initial Class	Fidelity VIP Index 500 Portfolio, Initial Class	Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Initial Class	Fidelity VIP Overseas Portfolio, Initial Class	First Trust/Dow Jones Dividend & Income Allocation Portfolio, Class I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(48,442)	$6,163	$(3,455)	$11,985	$2,890	$220	$6,624
Net realized gain (loss) on investments	791,821	(586)	81,468	2,453	(1,554)	22,006	45,278
Change in net unrealized appreciation (depreciation) on investments	(175,409)	4,628	145,820	614,338	5,990	(1,249)	(30,065)

Net increase (decrease) in net assets resulting from operations	567,970	10,205	223,833	628,776	7,326	20,977	21,837

CONTRACT TRANSACTIONS:
Contract owners’ net payments	1,600	-	-	-	1,503	-	-
Contract maintenance charges	(377)	(17)	(83)	-	(61)	(18)	-
Contract owners’ benefits	(162,665)	(3,526)	(46,768)	(251,048)	(6,543)	(10,907)	(126,438)
Net transfers (to) from the Company and/or Subaccounts	(205,147)	1	(35,971)	2,081,090	-	45,139	(2,323)

Increase (decrease) in net assets resulting from Contract transactions	(366,589)	(3,542)	(82,822)	1,830,042	(5,101)	34,214	(128,761)

Total increase (decrease) in net assets	201,381	6,663	141,011	2,458,818	2,225	55,191	(106,924)

NET ASSETS:
Beginning of period	4,387,462	117,877	1,431,401	2,358,765	130,421	79,924	596,814

End of period	$4,588,843	$124,540	$1,572,412	$4,817,583	$132,646	$135,115	$489,890

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Franklin Income VIP Fund, Class 4	Goldman Sachs VIT Large Cap Value Fund, Institutional Class	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	Goldman Sachs VIT Strategic Growth Fund, Institutional Class	Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Class	Goldman Sachs VIT U.S. Equity Insights Fund, Service Class	Invesco V.I. Core Equity Fund, Series II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$155,427	$(753)	$(848)	$(398)	$(398)	$(6,683)	$(1,211)
Net realized gain (loss) on investments	(96,229)	40,702	(9,727)	4,162	9,874	211,264	6,194
Change in net unrealized appreciation (depreciation) on investments	385,028	(12,972)	7,277	1,251	(31)	(30,358)	17,215

Net increase (decrease) in net assets resulting from operations	444,226	26,977	(3,298)	5,015	9,445	174,223	22,198

CONTRACT TRANSACTIONS:
Contract owners’ net payments	46,847	1,000	-	-	1,000	6,000	-
Contract maintenance charges	-	(30)	-	-	(8)	-	-
Contract owners’ benefits	(897,407)	(1,618)	(4,407)	(605)	(1,030)	(576,368)	(155,247)
Net transfers (to) from the Company and/or Subaccounts	12,913	-	(319,276)	(33,142)	10	(426,202)	(4)

Increase (decrease) in net assets resulting from Contract transactions	(837,647)	(648)	(323,683)	(33,747)	(28)	(996,570)	(155,251)

Total increase (decrease) in net assets	(393,421)	26,329	(326,981)	(28,732)	9,417	(822,347)	(133,053)

NET ASSETS:
Beginning of period	4,448,597	287,450	326,981	28,732	66,501	2,131,369	255,500

End of period	$4,055,176	$313,779	$-	$-	$75,918	$1,309,022	$122,447

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. Core Plus Bond Fund, Series II	Invesco V.I. EQV International Equity Fund, Series II	Invesco V.I. Global Real Estate Fund, Series II	Invesco V.I. Growth and Income Fund, Series II	Invesco V.I. International Growth Fund, Series II	Invesco V.I. Main Street Small Cap Fund, Series II	Invesco V.I. Small Cap Equity Fund, Series II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$6,070	$807	$3,001	$8,121	$(4,314)	$(12,882)	$(465)
Net realized gain (loss) on investments	(1,898)	25,640	(9,515)	150,200	17,017	174,243	5,793
Change in net unrealized appreciation (depreciation) on investments	10,179	55,805	36,447	230,399	39,880	(44,919)	2,217

Net increase (decrease) in net assets resulting from operations	14,351	82,252	29,933	388,720	52,583	116,442	7,545

CONTRACT TRANSACTIONS:
Contract owners’ net payments	1,200	-	8,518	-	-	750	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners’ benefits	(107,164)	(116,641)	(106,675)	(548,205)	(82,197)	(361,770)	(2,153)
Net transfers (to) from the Company and/or Subaccounts	(22,043)	(171,484)	(69,807)	(520,710)	(316)	19,862	(3)

Increase (decrease) in net assets resulting from Contract transactions	(128,007)	(288,125)	(167,964)	(1,068,915)	(82,513)	(341,158)	(2,156)

Total increase (decrease) in net assets	(113,656)	(205,873)	(138,031)	(680,195)	(29,930)	(224,716)	5,389

NET ASSETS:
Beginning of period	326,195	622,807	504,138	3,577,282	404,476	1,865,535	102,884

End of period	$212,539	$416,934	$366,107	$2,897,087	$374,546	$1,640,819	$108,273

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Janus Henderson VIT Balanced Portfolio, Service Shares	Janus Henderson VIT Enterprise Portfolio, Service Shares	Janus Henderson VIT Flexible Bond Portfolio, Service Shares	Janus Henderson VIT Mid Cap Value Portfolio, Service Shares	Janus Henderson VIT Overseas Portfolio, Institutional Shares	Janus Henderson VIT Overseas Portfolio, Service Shares	Lord Abbett Series Fund Developing Growth Portfolio, Class VC
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$141,058	$(30,618)	$47,531	$546	$78	$351	$(1,970)
Net realized gain (loss) on investments	1,104,277	400,479	(41,603)	15,161	506	550	3,095
Change in net unrealized appreciation (depreciation) on investments	629,178	(51,578)	75,455	(6,824)	20,373	8,000	29,316

Net increase (decrease) in net assets resulting from operations	1,874,513	318,283	81,383	8,883	20,957	8,901	30,441

CONTRACT TRANSACTIONS:
Contract owners’ net payments	5,000	1,344	-	-	1,000	-	-
Contract maintenance charges	-	-	(20)	-	(13)	-	-
Contract owners’ benefits	(1,528,551)	(729,821)	(129,330)	(4,079)	(1,597)	(2,080)	(13,790)
Net transfers (to) from the Company and/or Subaccounts	(736,438)	(1,500,494)	3,560	(1)	(2)	436	(59)

Increase (decrease) in net assets resulting from Contract transactions	(2,259,989)	(2,228,971)	(125,790)	(4,080)	(612)	(1,644)	(13,849)

Total increase (decrease) in net assets	(385,476)	(1,910,688)	(44,407)	4,803	20,345	7,257	16,592

NET ASSETS:
Beginning of period	15,206,904	5,580,519	1,406,428	152,073	76,836	33,062	241,717

End of period	$14,821,428	$3,669,831	$1,362,021	$156,876	$97,181	$40,319	$258,309

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	LVIP American Century Inflation Protection Fund, Service Class	LVIP American Century Mid Cap Value Fund, Service Class	LVIP American Century Value Fund, Service Class	LVIP JPMorgan Small Cap Core Fund, Service Class	LVIP Nomura U.S. REIT Fund, Service Class	MFS VIT II Blended Research Core Equity Portfolio, Service Class	MFS VIT II International Growth Portfolio, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$21,643	$21,862	$21,779	$(172)	$3,476	$1,301	$(894)
Net realized gain (loss) on investments	(32,217)	206,237	288,192	18,673	6,385	539,427	23,697
Change in net unrealized appreciation (depreciation) on investments	28,024	35,948	325,121	7,051	(9,691)	(134,283)	24,644

Net increase (decrease) in net assets resulting from operations	17,450	264,047	635,092	25,552	170	406,445	47,447

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	17,355	21,294	-	-	25,553	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners’ benefits	(245,299)	(389,980)	(765,784)	(2,282)	(23,007)	(130,886)	(26,295)
Net transfers (to) from the Company and/or Subaccounts	(11,557)	(289,897)	(202,720)	(14,379)	(48,796)	(65,880)	(22,302)

Increase (decrease) in net assets resulting from Contract transactions	(256,856)	(662,522)	(947,210)	(16,661)	(71,803)	(171,213)	(48,597)

Total increase (decrease) in net assets	(239,406)	(398,475)	(312,118)	8,891	(71,633)	235,232	(1,150)

NET ASSETS:
Beginning of period	556,679	3,550,294	5,013,412	297,869	293,069	2,959,408	260,016

End of period	$317,273	$3,151,819	$4,701,294	$306,760	$221,436	$3,194,640	$258,866

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	MFS VIT II Technology Portfolio, Service Class	MFS VIT III Blended Research Small Cap Equity Portfolio, Service Class	Neuberger Berman AMT Quality Equity Portfolio, Class S	Nomura VIP Emerging Markets Series, Service Class	Nomura VIP Energy Series, Service Class	Nomura VIP International Core Equity Series, Service Class	Nomura VIP Small Cap Value Series, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(86,952)	$6,365	$(11,034)	$3,942	$(20)	$(834)	$1,366
Net realized gain (loss) on investments	3,187,809	17,118	186,898	22,863	(32,269)	14,630	92,012
Change in net unrealized appreciation (depreciation) on investments	(1,560,928)	62,343	(47,497)	747,289	147,440	12,512	(12,021)

Net increase (decrease) in net assets resulting from operations	1,539,929	85,826	128,367	774,094	115,151	26,308	81,357

CONTRACT TRANSACTIONS:
Contract owners’ net payments	28,100	17,035	-	240	-	-	96
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners’ benefits	(2,624,513)	(145,019)	(46,468)	(176,713)	(92,304)	(68,321)	(167,598)
Net transfers (to) from the Company and/or Subaccounts	(113,843)	(964,340)	(231,184)	(12,620)	(84,155)	(481)	(152,443)

Increase (decrease) in net assets resulting from Contract transactions	(2,710,256)	(1,092,324)	(277,652)	(189,093)	(176,459)	(68,802)	(319,945)

Total increase (decrease) in net assets	(1,170,327)	(1,006,498)	(149,285)	585,001	(61,308)	(42,494)	(238,588)

NET ASSETS:
Beginning of period	13,092,905	1,982,265	1,147,077	1,128,281	1,240,074	125,741	1,455,712

End of period	$11,922,578	$975,767	$997,792	$1,713,282	$1,178,766	$83,247	$1,217,124

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	NVIT Fidelity Institutional AM Emerging Markets Fund, Class D	PIMCO VIT CommodityRealReturn Strategy Portfolio, Advisor Class	PIMCO VIT Long-Term U.S. Government Portfolio, Advisor Class	PIMCO VIT Low Duration Portfolio, Advisor Class	PIMCO VIT Real Return Portfolio, Advisor Class	PIMCO VIT Short-Term Portfolio, Advisor Class	PIMCO VIT Total Return Portfolio, Advisor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(537)	$26,704	$15,363	$98,616	$35,642	$96,247	$404,319
Net realized gain (loss) on investments	432	(71,290)	(82,654)	(9,307)	(11,073)	34,285	(334,517)
Change in net unrealized appreciation (depreciation) on investments	14,602	251,418	27,922	55,179	66,149	(31,775)	831,067

Net increase (decrease) in net assets resulting from operations	14,497	206,832	(39,369)	144,488	90,718	98,757	900,869

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	-	-	23,442
Contract maintenance charges	(12)	-	-	-	-	-	-
Contract owners’ benefits	(2,916)	(107,433)	(125,279)	(380,655)	(100,155)	(238,529)	(2,191,660)
Net transfers (to) from the Company and/or Subaccounts	(117)	(91,197)	67,733	12,998	36,038	(1,147,593)	1,158,117

Increase (decrease) in net assets resulting from Contract transactions	(3,045)	(198,630)	(57,546)	(367,657)	(64,117)	(1,386,122)	(1,010,101)

Total increase (decrease) in net assets	11,452	8,202	(96,915)	(223,169)	26,601	(1,287,365)	(109,232)

NET ASSETS:
Beginning of period	45,000	1,230,718	604,237	3,150,627	1,328,805	3,616,436	11,607,847

End of period	$56,452	$1,238,920	$507,322	$2,927,458	$1,355,406	$2,329,071	$11,498,615

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Putnam VT Core Equity Fund, Class IB	Putnam VT Emerging Markets Equity Fund, Class IB	Putnam VT Focused International Equity Fund, Class IB	Putnam VT Global Asset Allocation Fund, Class IB	Putnam VT Income Fund, Class IB	Putnam VT International Equity Fund, Class IB	Putnam VT International Value Fund, Class IB
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(6,448)	$(254)	$12,054	$12,581	$59,208	$(3,271)	$102
Net realized gain (loss) on investments	187,503	96	32,285	144,440	(54,807)	40,166	12,170
Change in net unrealized appreciation (depreciation) on investments	59,458	13,203	120,106	(17,602)	85,318	63,795	32,221

Net increase (decrease) in net assets resulting from operations	240,513	13,045	164,445	139,419	89,719	100,690	44,493

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	72,881	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners’ benefits	(148,210)	-	(117,576)	(125,157)	(164,748)	(201,109)	(40,781)
Net transfers (to) from the Company and/or Subaccounts	(51,636)	(1)	(56,496)	(6)	6,109	332,887	215,687

Increase (decrease) in net assets resulting from Contract transactions	(199,846)	(1)	(174,072)	(125,163)	(85,758)	131,778	174,906

Total increase (decrease) in net assets	40,667	13,044	(9,627)	14,256	3,961	232,468	219,399

NET ASSETS:
Beginning of period	1,667,871	40,058	511,852	1,158,167	1,448,045	276,507	106,243

End of period	$1,708,538	$53,102	$502,225	$1,172,423	$1,452,006	$508,975	$325,642

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Putnam VT Large Cap Growth Fund, Class IB	Putnam VT Large Cap Value Fund, Class IB	Putnam VT Mortgage Securities Fund, Class IB	Putnam VT Research Fund, Class IB	Putnam VT Small Cap Growth Fund, Class IB	Putnam VT Small Cap Value Fund, Class IB	T. Rowe Price Blue Chip Growth Portfolio, Class II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(66,829)	$3,214	$9,474	$(771)	$(1,099)	$(413)	$(225,034)
Net realized gain (loss) on investments	1,372,259	73,221	(2,422)	196,643	26,171	41,826	5,575,198
Change in net unrealized appreciation (depreciation) on investments	(280,844)	100,019	2,422	(133,965)	(23,004)	(18,133)	(640,150)

Net increase (decrease) in net assets resulting from operations	1,024,586	176,454	9,474	61,907	2,068	23,280	4,710,014

CONTRACT TRANSACTIONS:
Contract owners’ net payments	3,630	-	-	-	-	-	48,732
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners’ benefits	(1,572,811)	(12,138)	(3,979)	(427,302)	(122,006)	(154,878)	(4,183,372)
Net transfers (to) from the Company and/or Subaccounts	(364,353)	(7)	24,044	425	(7)	(33,324)	(1,803,229)

Increase (decrease) in net assets resulting from Contract transactions	(1,933,534)	(12,145)	20,065	(426,877)	(122,013)	(188,202)	(5,937,869)

Total increase (decrease) in net assets	(908,948)	164,309	29,539	(364,970)	(119,945)	(164,922)	(1,227,855)

NET ASSETS:
Beginning of period	8,827,055	928,410	108,838	554,625	289,663	566,301	31,019,947

End of period	$7,918,107	$1,092,719	$138,377	$189,655	$169,718	$401,379	$29,792,092

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	T. Rowe Price Health Sciences Portfolio, Class II	VanEck VIP Emerging Markets Fund, Initial Class	VanEck VIP Global Resources Fund, Class S	VanEck VIP Global Resources Fund, Initial Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(44,606)	$(404)	$3,942	$(341)
Net realized gain (loss) on investments	(47,911)	421	(7,632)	(89)
Change in net unrealized appreciation (depreciation) on investments	816,258	14,066	108,882	14,775

Net increase (decrease) in net assets resulting from operations	723,741	14,083	105,192	14,345

CONTRACT TRANSACTIONS:
Contract owners’ net payments	1,000	-	-	-
Contract maintenance charges	-	(6)	-	(4)
Contract owners’ benefits	(1,134,510)	(1,840)	(82,184)	(2,331)
Net transfers (to) from the Company and/or Subaccounts	(629,388)	29,221	(48,105)	19,615

Increase (decrease) in net assets resulting from Contract transactions	(1,762,898)	27,375	(130,289)	17,280

Total increase (decrease) in net assets	(1,039,157)	41,458	(25,097)	31,625

NET ASSETS:
Beginning of period	5,940,453	44,252	386,890	59,548

End of period	$4,901,296	$85,710	$361,793	$91,173

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Alger Capital Appreciation Portfolio, Class I-2	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio, Class I-2	Alger Small Cap Growth Portfolio, Class I-2	ALPS Alerian Energy Infrastructure Portfolio, Class III	ALPS Global Opportunity Portfolio, Class III	American Funds IS Capital World Growth and Income Fund, Class 4
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(25,087)	$(18,607)	$(21,326)	$(1,926)	$25,710	$59,295	$12,633
Net realized gain (loss) on investments	80,514	70,869	6,079	(60,390)	146,770	29,111	90,742
Change in net unrealized appreciation (depreciation) on investments	616,779	405,017	285,109	76,195	149,104	56,791	541,477

Net increase (decrease) in net assets resulting from operations	672,206	457,279	269,862	13,879	321,584	145,197	644,852

CONTRACT TRANSACTIONS:
Contract owners’ net payments	3,338	6,400	-	938	-	1,100	1,140
Contract maintenance charges	(285)	(289)	(164)	(64)	-	-	-
Contract owners’ benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(153,548)	(270,689)	(70,641)	(33,080)	(372,912)	(263,719)	(2,906,669)

Increase (decrease) in net assets resulting from Contract transactions	(150,495)	(264,578)	(70,805)	(32,206)	(372,912)	(262,619)	(2,905,529)

Total increase (decrease) in net assets	521,711	192,701	199,057	(18,327)	(51,328)	(117,422)	(2,260,677)

NET ASSETS:
Beginning of period	1,520,489	1,237,105	1,467,062	312,796	1,012,467	891,128	6,100,313

End of period	$2,042,200	$1,429,806	$1,666,119	$294,469	$961,139	$773,706	$3,839,636

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	American Funds IS Growth Fund, Class 4	American Funds IS Growth-Income Fund, Class 4	American Funds IS International Fund, Class 4	American Funds IS New World Fund, Class 4	American Funds IS Washington Mutual Investors Fund, Class 4	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	BlackRock Global Allocation V.I. Fund, Class III
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(73,789)	$(7,543)	$1,722	$11,727	$16,798	$117	$10,069
Net realized gain (loss) on investments	947,865	1,171,760	(99,002)	68,050	287,527	1,828	171,287
Change in net unrealized appreciation (depreciation) on investments	1,882,947	(135,412)	179,875	88,994	441,028	(332)	139,501

Net increase (decrease) in net assets resulting from operations	2,757,023	1,028,805	82,595	168,771	745,353	1,613	320,857

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	1,500	545	-	-	150
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners’ benefits	(8,552)	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(1,855,621)	(3,353,614)	(686,540)	(469,542)	(1,951,911)	(5,402)	(1,373,070)

Increase (decrease) in net assets resulting from Contract transactions	(1,864,173)	(3,353,614)	(685,040)	(468,997)	(1,951,911)	(5,402)	(1,372,920)

Total increase (decrease) in net assets	892,850	(2,324,809)	(602,445)	(300,226)	(1,206,558)	(3,789)	(1,052,063)

NET ASSETS:
Beginning of period	10,454,923	6,226,899	3,366,099	3,172,513	5,101,140	10,043	4,493,906

End of period	$11,347,773	$3,902,090	$2,763,654	$2,872,287	$3,894,582	$6,254	$3,441,843

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	BlackRock High Yield V.I. Fund, Class III	BNY Mellon IP Technology Growth Portfolio, Service Shares	BNY Mellon Sustainable U.S. Equity Portfolio, Inc., Initial Shares	BNY Mellon VIF Appreciation Portfolio, Initial Shares	BNY Mellon VIF Appreciation Portfolio, Service Shares	BNY Mellon VIF Growth and Income Portfolio, Initial Shares	ClearBridge Variable Large Cap Growth Portfolio, Class II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$354,602	$(1,165)	$(4,380)	$(2,000)	$(5,230)	$(3,575)	$(49,564)
Net realized gain (loss) on investments	(142,485)	80,727	14,915	5,869	48,949	36,652	1,355,766
Change in net unrealized appreciation (depreciation) on investments	189,020	24,588	90,531	19,594	38,128	43,809	(23,211)

Net increase (decrease) in net assets resulting from operations	401,137	104,150	101,066	23,463	81,847	76,886	1,282,991

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	-	-	2,015
Contract maintenance charges	-	-	(30)	(57)	-	(114)	-
Contract owners’ benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(565,464)	(234,444)	(24,744)	(125,218)	(46,773)	(61,856)	(3,106,516)

Increase (decrease) in net assets resulting from Contract transactions	(565,464)	(234,444)	(24,774)	(125,275)	(46,773)	(61,970)	(3,104,501)

Total increase (decrease) in net assets	(164,327)	(130,294)	76,292	(101,812)	35,074	14,916	(1,821,510)

NET ASSETS:
Beginning of period	5,808,744	519,233	444,196	290,474	718,478	406,126	6,075,777

End of period	$5,644,417	$388,939	$520,488	$188,662	$753,552	$421,042	$4,254,267

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	ClearBridge Variable Mid Cap Portfolio, Class II	ClearBridge Variable Small Cap Growth Portfolio, Class II	Columbia VP Select Small Cap Value Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 1	Columbia VP Seligman Global Technology Fund, Class 2	Columbia VP Small Cap Value Fund, Class 2	Columbia VP Strategic Income Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(4,571)	$(32,120)	$(4,358)	$(113,584)	$(4,520)	$73	$75,408
Net realized gain (loss) on investments	53,288	(115,114)	106,937	765,784	33,373	1,193	(87,745)
Change in net unrealized appreciation (depreciation) on investments	10,920	212,935	(67,177)	1,165,690	44,032	947	92,909

Net increase (decrease) in net assets resulting from operations	59,637	65,701	35,402	1,817,890	72,885	2,213	80,572

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	5,098	305	938	-	-	-
Contract maintenance charges	-	-	(50)	(869)	-	-	-
Contract owners’ benefits	-	(1,126)	-	(16,170)	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(337,053)	(1,860,481)	(105,880)	(506,573)	10,102	-	(497,749)

Increase (decrease) in net assets resulting from Contract transactions	(337,053)	(1,856,509)	(105,625)	(522,674)	10,102	-	(497,749)

Total increase (decrease) in net assets	(277,416)	(1,790,808)	(70,223)	1,295,216	82,987	2,213	(417,177)

NET ASSETS:
Beginning of period	968,761	4,301,708	347,949	7,501,638	283,426	26,440	2,413,934

End of period	$691,345	$2,510,900	$277,726	$8,796,854	$366,413	$28,653	$1,996,757

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Delaware VIP International Series, Service Class	Dimensional VA Equity Allocation Portfolio, Institutional	Dimensional VA Global Bond Portfolio, Institutional	Dimensional VA Global Moderate Allocation Portfolio, Institutional	Dimensional VA International Small Portfolio, Institutional	Dimensional VA International Value Portfolio, Institutional	Dimensional VA Short-Term Fixed Portfolio, Institutional
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,959	$11,662	$1,122	$36,771	$11,535	$29,317	$23,187
Net realized gain (loss) on investments	(21,200)	12,012	(2,622)	15,225	6,190	71,408	476
Change in net unrealized appreciation (depreciation) on investments	20,807	89,381	4,138	47,518	5,013	(30,379)	(6,571)

Net increase (decrease) in net assets resulting from operations	2,566	113,055	2,638	99,514	22,738	70,346	17,092

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	-	120	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners’ benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(209,033)	1,245	(42,886)	1,545,768	(281,718)	(306,950)	475,379

Increase (decrease) in net assets resulting from Contract transactions	(209,033)	1,245	(42,886)	1,545,768	(281,718)	(306,830)	475,379

Total increase (decrease) in net assets	(206,467)	114,300	(40,248)	1,645,282	(258,980)	(236,484)	492,471

NET ASSETS:
Beginning of period	206,467	781,132	69,976	326,689	754,059	1,225,934	34,295

End of period	$-	$895,432	$29,728	$1,971,971	$495,079	$989,450	$526,766

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Dimensional VA US Large Value Portfolio, Institutional	Dimensional VA US Targeted Value Portfolio, Institutional	DWS Capital Growth VIP, Class B	DWS CROCI U.S. VIP, Class B	DWS Global Small Cap VIP, Class B	DWS Small Mid Cap Value VIP, Class B	Eaton Vance VT Floating-Rate Income Fund, Initial Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$26,804	$(3,143)	$(3,137)	$481	$281	$1,655	$329,713
Net realized gain (loss) on investments	536,685	380,482	465,979	4,501	(8,571)	14,198	(59,997)
Change in net unrealized appreciation (depreciation) on investments	(183,468)	(318,220)	(261,898)	(668)	8,081	(56)	37,748

Net increase (decrease) in net assets resulting from operations	380,021	59,119	200,944	4,314	(209)	15,797	307,464

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	60	-	-	-	-	200
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners’ benefits	-	-	-	-	-	-	(2,133)
Net transfers (to) from the Company and/or Subaccounts	(666,679)	(1,235,608)	(1,636,295)	(53,562)	(29,690)	(1,892)	(1,450,419)

Increase (decrease) in net assets resulting from Contract transactions	(666,679)	(1,235,548)	(1,636,295)	(53,562)	(29,690)	(1,892)	(1,452,352)

Total increase (decrease) in net assets	(286,658)	(1,176,429)	(1,435,351)	(49,248)	(29,899)	13,905	(1,144,888)

NET ASSETS:
Beginning of period	3,254,845	2,281,000	1,435,351	49,248	29,899	288,862	5,185,242

End of period	$2,968,187	$1,104,571	$-	$-	$-	$302,767	$4,040,354

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Aggressive Profile Fund, Investor Class	Empower Ariel Mid Cap Value Fund, Investor Class	Empower Bond Index Fund, Investor Class	Empower Conservative Profile Fund, Class L	Empower Conservative Profile Fund, Investor Class	Empower Core Bond Fund, Investor Class	Empower Emerging Markets Equity Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$104,323	$3,225	$259,956	$26,515	$178,996	$153,260	$3,999
Net realized gain (loss) on investments	17,715	(271,077)	(276,643)	13,027	(46,300)	(211,526)	(45,230)
Change in net unrealized appreciation (depreciation) on investments	413,959	308,824	67,519	150,182	218,945	144,006	97,443

Net increase (decrease) in net assets resulting from operations	535,997	40,972	50,832	189,724	351,641	85,740	56,212

CONTRACT TRANSACTIONS:
Contract owners’ net payments	22,900	80	150	89,018	22,500	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners’ benefits	-	-	-	-	(145,375)	-	-
Net transfers (to) from the Company and/or Subaccounts	(1,454,271)	(1,216,884)	(1,631,131)	(2,865,216)	(48,276)	(609,322)	(222,614)

Increase (decrease) in net assets resulting from Contract transactions	(1,431,371)	(1,216,804)	(1,630,981)	(2,776,198)	(171,151)	(609,322)	(222,614)

Total increase (decrease) in net assets	(895,374)	(1,175,832)	(1,580,149)	(2,586,474)	180,490	(523,582)	(166,402)

NET ASSETS:
Beginning of period	5,530,167	1,175,832	15,841,060	6,251,289	8,089,184	6,704,123	668,602

End of period	$4,634,793	$-	$14,260,911	$3,664,815	$8,269,674	$6,180,541	$502,200

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Global Bond Fund, Investor Class	Empower Government Money Market Fund, Investor Class	Empower High Yield Bond Fund, Investor Class	Empower Inflation-Protected Securities Fund, Investor Class	Empower International Growth Fund, Investor Class	Empower International Index Fund, Investor Class	Empower International Value Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$28,802	$796,681	$26,174	$8,151	$(839)	$148,151	$31,932
Net realized gain (loss) on investments	(234,737)	-	(11,473)	(23,760)	55,688	292,446	147,074
Change in net unrealized appreciation (depreciation) on investments	168,100	-	43,202	20,352	(13,513)	(175,985)	(18,227)

Net increase (decrease) in net assets resulting from operations	(37,835)	796,681	57,903	4,743	41,336	264,612	160,779

CONTRACT TRANSACTIONS:
Contract owners’ net payments	22,500	1,059,998	-	-	1,200	20,040	150
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners’ benefits	-	(3,883,680)	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(892,345)	(43,686,304)	(190,620)	(153,392)	(504,872)	(1,137,287)	(669,007)

Increase (decrease) in net assets resulting from Contract transactions	(869,845)	(46,509,986)	(190,620)	(153,392)	(503,672)	(1,117,247)	(668,857)

Total increase (decrease) in net assets	(907,680)	(45,713,305)	(132,717)	(148,649)	(462,336)	(852,635)	(508,078)

NET ASSETS:
Beginning of period	2,631,414	45,713,305	1,004,479	484,805	1,230,030	11,317,115	3,808,496

End of period	$1,723,734	$-	$871,762	$336,156	$767,694	$10,464,480	$3,300,418

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Large Cap Growth Fund, Investor Class	Empower Large Cap Value Fund, Investor Class	Empower Lifetime 2015 Fund, Investor Class	Empower Lifetime 2020 Fund, Investor Class	Empower Lifetime 2025 Fund, Investor Class	Empower Lifetime 2030 Fund, Investor Class	Empower Lifetime 2035 Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(54,561)	$(29,026)	$13,928	$1,885	$13,418	$33,866	$5,465
Net realized gain (loss) on investments	643,949	599,281	13,400	(50,731)	(24,328)	33,777	970
Change in net unrealized appreciation (depreciation) on investments	864,934	(85,731)	23,063	93,921	177,198	63,381	93,015

Net increase (decrease) in net assets resulting from operations	1,454,322	484,524	50,391	45,075	166,288	131,024	99,450

CONTRACT TRANSACTIONS:
Contract owners’ net payments	80	2,990	-	-	-	-	800
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners’ benefits	(1,174)	-	(46,928)	-	(220,579)	-	-
Net transfers (to) from the Company and/or Subaccounts	(1,070,405)	(531,773)	(78,095)	(878,277)	(1,713,158)	(202,462)	(1,538,475)

Increase (decrease) in net assets resulting from Contract transactions	(1,071,499)	(528,783)	(125,023)	(878,277)	(1,933,737)	(202,462)	(1,537,675)

Total increase (decrease) in net assets	382,823	(44,259)	(74,632)	(833,202)	(1,767,449)	(71,438)	(1,438,225)

NET ASSETS:
Beginning of period	6,270,085	3,563,070	948,184	1,212,553	3,011,243	1,938,621	1,949,100

End of period	$6,652,908	$3,518,811	$873,552	$379,351	$1,243,794	$1,867,183	$510,875

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Lifetime 2040 Fund, Investor Class	Empower Lifetime 2045 Fund, Investor Class	Empower Lifetime 2050 Fund, Investor Class	Empower Lifetime 2055 Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class	Empower Moderate Profile Fund, Class L	Empower Moderate Profile Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$5,960	$751	$10,372	$(1,857)	$142,358	$(151,767)	$819,099
Net realized gain (loss) on investments	7,429	7,611	29,091	23,003	60,624	5,099,120	662,316
Change in net unrealized appreciation (depreciation) on investments	23,891	17,086	19,871	14,607	(15,643)	1,832,480	1,913,122

Net increase (decrease) in net assets resulting from operations	37,280	25,448	59,334	35,753	187,339	6,779,833	3,394,537

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	-	47,642	300,000
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners’ benefits	-	-	-	-	-	(95,292)	(457,878)
Net transfers (to) from the Company and/or Subaccounts	179,710	(239,890)	(15,131)	(258,236)	494,090	(36,630,241)	(12,780,754)

Increase (decrease) in net assets resulting from Contract transactions	179,710	(239,890)	(15,131)	(258,236)	494,090	(36,677,891)	(12,938,632)

Total increase (decrease) in net assets	216,990	(214,442)	44,203	(222,483)	681,429	(29,898,058)	(9,544,095)

NET ASSETS:
Beginning of period	175,497	344,291	549,824	438,997	1,517,978	115,392,403	54,068,651

End of period	$392,487	$129,849	$594,027	$216,514	$2,199,407	$85,494,345	$44,524,556

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Class L	Empower Moderately Conservative Profile Fund, Investor Class	Empower Multi-Sector Bond Fund, Investor Class	Empower Real Estate Index Fund, Investor Class	Empower S&P 500 Index Fund, Investor Class	Empower S&P Mid Cap 400 Index Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$244,885	$89,224	$302,370	$104,499	$50,123	$(60,070)	$36,519
Net realized gain (loss) on investments	(142,914)	177,282	93,522	(38,224)	16,418	8,793,200	1,490,536
Change in net unrealized appreciation (depreciation) on investments	837,860	531,200	572,156	110,042	105,948	9,235,612	147,920

Net increase (decrease) in net assets resulting from operations	939,831	797,706	968,048	176,317	172,489	17,968,742	1,674,975

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	984	-	278,580	17,855
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners’ benefits	-	-	(1,382)	-	-	(257,578)	-
Net transfers (to) from the Company and/or Subaccounts	(3,138,375)	(5,297,123)	(2,410,633)	(1,090,935)	(712,438)	(15,550,191)	(5,169,660)

Increase (decrease) in net assets resulting from Contract transactions	(3,138,375)	(5,297,123)	(2,412,015)	(1,089,951)	(712,438)	(15,529,189)	(5,151,805)

Total increase (decrease) in net assets	(2,198,544)	(4,499,417)	(1,443,967)	(913,634)	(539,949)	2,439,553	(3,476,830)

NET ASSETS:
Beginning of period	13,020,455	16,722,631	17,468,915	4,827,484	3,220,283	84,331,754	16,307,325

End of period	$10,821,911	$12,223,214	$16,024,948	$3,913,850	$2,680,334	$86,771,307	$12,830,495

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower S&P Small Cap 600 Index Fund, Investor Class	Empower SecureFoundation Balanced Fund, Class L	Empower Short Duration Bond Fund, Investor Class	Empower Small Cap Growth Fund, Investor Class	Empower Small Cap Value Fund, Investor Class	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	Empower U.S. Government Securities Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,506)	$2,132,036	$224,302	$(7,027)	$(24,212)	$(89,561)	$23,871
Net realized gain (loss) on investments	463,911	8,031,295	(25,072)	54,704	220,632	1,242,062	(100,396)
Change in net unrealized appreciation (depreciation) on investments	394,267	3,390,604	34,249	38,818	369	(366,895)	75,930

Net increase (decrease) in net assets resulting from operations	856,672	13,553,935	233,479	86,495	196,789	785,606	(595)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	67,875	10,000	-	-	1,200	48,385	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners’ benefits	(1,395)	(402,490)	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(4,403,627)	(55,291,227)	(2,555,609)	(2,406,550)	(220,032)	(3,116,974)	(583,064)

Increase (decrease) in net assets resulting from Contract transactions	(4,337,147)	(55,683,717)	(2,555,609)	(2,406,550)	(218,832)	(3,068,589)	(583,064)

Total increase (decrease) in net assets	(3,480,475)	(42,129,782)	(2,322,130)	(2,320,055)	(22,043)	(2,282,983)	(583,659)

NET ASSETS:
Beginning of period	16,979,476	223,428,662	8,379,779	3,054,400	2,973,824	10,677,833	1,795,686

End of period	$13,499,001	$181,298,880	$6,057,649	$734,345	$2,951,781	$8,394,850	$1,212,027

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Federated Hermes High Income Bond Fund II, Service Shares	Fidelity VIP Asset Manager 50% Portfolio, Initial Class	Fidelity VIP Balanced Portfolio, Service Class 2	Fidelity VIP Contrafund Portfolio, Initial Class	Fidelity VIP Government Money Market Portfolio, Initial Class	Fidelity VIP Growth Opportunities Portfolio, Initial Class	Fidelity VIP Growth Portfolio, Initial Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$28,243	$12,275	$343,834	$(16,887)	$751,052	$(4,084)	$(57,601)
Net realized gain (loss) on investments	(49,046)	22,178	4,034,480	387,550	14	(3,416)	1,158,452
Change in net unrealized appreciation (depreciation) on investments	45,273	48,681	533,357	43,145	(14)	104,632	(95,618)

Net increase (decrease) in net assets resulting from operations	24,470	83,134	4,911,671	413,808	751,052	97,132	1,005,233

CONTRACT TRANSACTIONS:
Contract owners’ net payments	693	458	70,000	3,643	3,000	-	1,600
Contract maintenance charges	-	(242)	-	(304)	(308)	(56)	(463)
Contract owners’ benefits	-	-	-	-	(9,084,395)	-	-
Net transfers (to) from the Company and/or Subaccounts	(412,508)	(94,037)	(14,099,770)	(354,492)	38,516,686	(17,018)	(246,085)

Increase (decrease) in net assets resulting from Contract transactions	(411,815)	(93,821)	(14,029,770)	(351,153)	29,434,983	(17,074)	(244,948)

Total increase (decrease) in net assets	(387,345)	(10,687)	(9,118,099)	62,655	30,186,035	80,058	760,285

NET ASSETS:
Beginning of period	671,127	1,198,294	35,435,284	1,434,842	665,747	269,183	3,627,177

End of period	$283,782	$1,187,607	$26,317,185	$1,497,497	$30,851,782	$349,241	$4,387,462

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP High Income Portfolio, Initial Class	Fidelity VIP Index 500 Portfolio, Initial Class	Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Initial Class	Fidelity VIP Overseas Portfolio, Initial Class	First Trust/Dow Jones Dividend & Income Allocation Portfolio, Class I	Franklin Income VIP Fund, Class 4
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$5,302	$(1,861)	$(6,607)	$2,767	$220	$7,418	$186,243
Net realized gain (loss) on investments	(1,408)	279,805	24,703	(3,860)	4,881	(10,242)	(196,368)
Change in net unrealized appreciation (depreciation) on investments	4,481	22,668	157,713	1,664	(2,199)	37,092	294,969

Net increase (decrease) in net assets resulting from operations	8,375	300,612	175,809	571	2,902	34,268	284,844

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	80	1,395	-	-	-
Contract maintenance charges	(16)	(122)	-	(64)	(20)	-	-
Contract owners’ benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(8,843)	(402,031)	(529,516)	(5,276)	(2,082)	(454,726)	(1,487,212)

Increase (decrease) in net assets resulting from Contract transactions	(8,859)	(402,153)	(529,436)	(3,945)	(2,102)	(454,726)	(1,487,212)

Total increase (decrease) in net assets	(484)	(101,541)	(353,627)	(3,374)	800	(420,458)	(1,202,368)

NET ASSETS:
Beginning of period	118,361	1,532,942	2,712,392	133,795	79,124	1,017,272	5,650,965

End of period	$117,877	$1,431,401	$2,358,765	$130,421	$79,924	$596,814	$4,448,597

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Goldman Sachs VIT Large Cap Value Fund, Institutional Class	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	Goldman Sachs VIT Strategic Growth Fund, Institutional Class	Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Class	Goldman Sachs VIT U.S. Equity Insights Fund, Service Class	Invesco V.I. Core Equity Fund, Series II	Invesco V.I. Core Plus Bond Fund, Series II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$422	$3,208	$(17)	$(390)	$(10,212)	$(1,005)	$8,338
Net realized gain (loss) on investments	32,067	910	-	9,128	488,249	19,807	(10,409)
Change in net unrealized appreciation (depreciation) on investments	7,594	10,074	(1,251)	5,289	75,277	30,946	11,684

Net increase (decrease) in net assets resulting from operations	40,083	14,192	(1,268)	14,027	553,314	49,748	9,613

CONTRACT TRANSACTIONS:
Contract owners’ net payments	938	-	-	938	-	-	1,200
Contract maintenance charges	(30)	-	-	(8)	-	-	-
Contract owners’ benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(4,591)	(330,100)	30,000	(834)	(732,221)	(1,003)	(645,276)

Increase (decrease) in net assets resulting from Contract transactions	(3,683)	(330,100)	30,000	96	(732,221)	(1,003)	(644,076)

Total increase (decrease) in net assets	36,400	(315,908)	28,732	14,123	(178,907)	48,745	(634,463)

NET ASSETS:
Beginning of period	251,050	642,889	-	52,378	2,310,276	206,755	960,658

End of period	$287,450	$326,981	$28,732	$66,501	$2,131,369	$255,500	$326,195

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. EQV International Equity Fund, Series II	Invesco V.I. Global Real Estate Fund, Series II	Invesco V.I. Growth and Income Fund, Series II	Invesco V.I. International Growth Fund, Series II	Invesco V.I. Main Street Small Cap Fund, Series II	Invesco V.I. Small Cap Equity Fund, Series II	Janus Henderson VIT Balanced Portfolio, Service Shares
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$4,249	$7,347	$7,909	$(5,454)	$(20,966)	$(621)	$149,362
Net realized gain (loss) on investments	(37,991)	(69,136)	252,761	(69,280)	165,341	1,940	1,703,679
Change in net unrealized appreciation (depreciation) on investments	29,350	42,684	337,696	74,360	77,081	16,224	417,631

Net increase (decrease) in net assets resulting from operations	(4,392)	(19,105)	598,366	(374)	221,456	17,543	2,270,672

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	11,250	35,000	-	1,525	-	132,490
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners’ benefits	-	-	-	-	-	-	(17,443)
Net transfers (to) from the Company and/or Subaccounts	(324,078)	(313,270)	(1,605,653)	(478,439)	(649,293)	(41,207)	(6,065,955)

Increase (decrease) in net assets resulting from Contract transactions	(324,078)	(302,020)	(1,570,653)	(478,439)	(647,768)	(41,207)	(5,950,908)

Total increase (decrease) in net assets	(328,470)	(321,125)	(972,287)	(478,813)	(426,312)	(23,664)	(3,680,236)

NET ASSETS:
Beginning of period	951,277	825,263	4,549,569	883,289	2,291,847	126,548	18,887,140

End of period	$622,807	$504,138	$3,577,282	$404,476	$1,865,535	$102,884	$15,206,904

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Janus Henderson VIT Enterprise Portfolio, Service Shares	Janus Henderson VIT Flexible Bond Portfolio, Service Shares	Janus Henderson VIT Mid Cap Value Portfolio, Service Shares	Janus Henderson VIT Overseas Portfolio, Institutional Shares	Janus Henderson VIT Overseas Portfolio, Service Shares	Lord Abbett Series Fund Developing Growth Portfolio, Class VC	LVIP American Century Inflation Protection Fund, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(4,834)	$46,898	$744	$(31)	$315	$(2,061)	$19,166
Net realized gain (loss) on investments	204,031	(111,958)	9,310	6,948	366	(2,707)	(78,921)
Change in net unrealized appreciation (depreciation) on investments	663,468	62,799	8,260	(3,165)	1,059	47,989	63,055

Net increase (decrease) in net assets resulting from operations	862,665	(2,261)	18,314	3,752	1,740	43,221	3,300

CONTRACT TRANSACTIONS:
Contract owners’ net payments	1,320	-	-	938	-	-	-
Contract maintenance charges	-	(20)	-	(13)	-	-	-
Contract owners’ benefits	(4,821)	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(2,321,707)	(583,183)	(13,708)	(15,614)	(131)	(17,250)	(362,329)

Increase (decrease) in net assets resulting from Contract transactions	(2,325,208)	(583,203)	(13,708)	(14,689)	(131)	(17,250)	(362,329)

Total increase (decrease) in net assets	(1,462,543)	(585,464)	4,606	(10,937)	1,609	25,971	(359,029)

NET ASSETS:
Beginning of period	7,043,062	1,991,892	147,467	87,773	31,453	215,746	915,708

End of period	$5,580,519	$1,406,428	$152,073	$76,836	$33,062	$241,717	$556,679

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	LVIP American Century Mid Cap Value Fund, Service Class	LVIP American Century Value Fund, Service Class	LVIP JPMorgan Small Cap Core Fund, Service Class	LVIP Nomura U.S. REIT Fund, Service Class	MFS VIT II Blended Research Core Equity Portfolio, Service Class	MFS VIT II International Growth Portfolio, Service Class	MFS VIT II Technology Portfolio, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$53,922	$105,139	$(1,431)	$3,069	$7,258	$(803)	$(104,285)
Net realized gain (loss) on investments	2,179	883,641	(6,780)	36,071	521,057	(3,776)	896,818
Change in net unrealized appreciation (depreciation) on investments	255,525	(344,673)	41,436	(3,017)	170,077	25,831	3,019,449

Net increase (decrease) in net assets resulting from operations	311,626	644,107	33,225	36,123	698,392	21,252	3,811,982

CONTRACT TRANSACTIONS:
Contract owners’ net payments	396	5,000	-	-	-	-	13,020
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners’ benefits	-	(1,536)	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(1,772,125)	(6,045,704)	(85,091)	(694,720)	(485,406)	(98,524)	(1,681,928)

Increase (decrease) in net assets resulting from Contract transactions	(1,771,729)	(6,042,240)	(85,091)	(694,720)	(485,406)	(98,524)	(1,668,908)

Total increase (decrease) in net assets	(1,460,103)	(5,398,133)	(51,866)	(658,597)	212,986	(77,272)	2,143,074

NET ASSETS:
Beginning of period	5,010,397	10,411,545	349,735	951,666	2,746,422	337,288	10,949,831

End of period	$3,550,294	$5,013,412	$297,869	$293,069	$2,959,408	$260,016	$13,092,905

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	MFS VIT III Blended Research Small Cap Equity Portfolio, Service Class	Neuberger Berman AMT Quality Equity Portfolio, Class S	Nomura VIP Emerging Markets Series, Service Class	Nomura VIP Energy Series, Service Class	Nomura VIP International Core Equity Series, Service Class	Nomura VIP Small Cap Value Series, Service Class	NVIT Fidelity Institutional AM Emerging Markets Fund, Class D
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$4,956	$(11,958)	$19,422	$30,490	$972	$2,097	$(25)
Net realized gain (loss) on investments	(47,498)	156,323	23,051	(29,274)	903	108,225	138
Change in net unrealized appreciation (depreciation) on investments	125,642	130,159	41,796	(86,838)	(1,219)	52,703	1,957

Net increase (decrease) in net assets resulting from operations	83,100	274,524	84,269	(85,622)	656	163,025	2,070

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	22,700	20,000	-	80	-
Contract maintenance charges	-	-	-	-	-	-	(12)
Contract owners’ benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(323,092)	(463,918)	(990,058)	(320,400)	125,085	(514,616)	(1,788)

Increase (decrease) in net assets resulting from Contract transactions	(323,092)	(463,918)	(967,358)	(300,400)	125,085	(514,536)	(1,800)

Total increase (decrease) in net assets	(239,992)	(189,394)	(883,089)	(386,022)	125,741	(351,511)	270

NET ASSETS:
Beginning of period	2,222,257	1,336,471	2,011,370	1,626,096	-	1,807,223	44,730

End of period	$1,982,265	$1,147,077	$1,128,281	$1,240,074	$125,741	$1,455,712	$45,000

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	PIMCO VIT CommodityRealReturn Strategy Portfolio, Advisor Class	PIMCO VIT Long-Term U.S. Government Portfolio, Advisor Class	PIMCO VIT Low Duration Portfolio, Advisor Class	PIMCO VIT Real Return Portfolio, Advisor Class	PIMCO VIT Short-Term Portfolio, Advisor Class	PIMCO VIT Total Return Portfolio, Advisor Class	Putnam VT Core Equity Fund, Class IB
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$18,515	$12,811	$108,742	$29,677	$155,033	$379,849	$(3,199)
Net realized gain (loss) on investments	(610,901)	(42,997)	(86,528)	(79,450)	6,735	(459,245)	142,110
Change in net unrealized appreciation (depreciation) on investments	655,660	(29,327)	97,142	77,809	27,779	308,001	230,470

Net increase (decrease) in net assets resulting from operations	63,274	(59,513)	119,356	28,036	189,547	228,605	369,381

CONTRACT TRANSACTIONS:
Contract owners’ net payments	13,750	-	-	-	-	495	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners’ benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(1,976,921)	(393,095)	(1,141,481)	(124,458)	(976,994)	3,174,588	(81,951)

Increase (decrease) in net assets resulting from Contract transactions	(1,963,171)	(393,095)	(1,141,481)	(124,458)	(976,994)	3,175,083	(81,951)

Total increase (decrease) in net assets	(1,899,897)	(452,608)	(1,022,125)	(96,422)	(787,447)	3,403,688	287,430

NET ASSETS:
Beginning of period	3,130,615	1,056,845	4,172,752	1,425,227	4,403,883	8,204,159	1,380,441

End of period	$1,230,718	$604,237	$3,150,627	$1,328,805	$3,616,436	$11,607,847	$1,667,871

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Putnam VT Emerging Markets Equity Fund, Class IB	Putnam VT Focused International Equity Fund, Class IB	Putnam VT Global Asset Allocation Fund, Class IB	Putnam VT Income Fund, Class IB	Putnam VT International Equity Fund, Class IB	Putnam VT International Value Fund, Class IB	Putnam VT Large Cap Growth Fund, Class IB
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$63	$2,695	$11,415	$106,490	$3,720	$3,016	$(74,460)
Net realized gain (loss) on investments	8	(76,733)	39,015	(417,675)	(2,943)	14,486	778,745
Change in net unrealized appreciation (depreciation) on investments	4,905	88,058	121,609	349,705	5,823	(9,759)	1,609,905

Net increase (decrease) in net assets resulting from operations	4,976	14,020	172,039	38,520	6,600	7,743	2,314,190

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	594	-	-	26,025
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners’ benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	-	(257,073)	(221,404)	(849,684)	(45,104)	(96,354)	(1,035,330)

Increase (decrease) in net assets resulting from Contract transactions	-	(257,073)	(221,404)	(849,090)	(45,104)	(96,354)	(1,009,305)

Total increase (decrease) in net assets	4,976	(243,053)	(49,365)	(810,570)	(38,504)	(88,611)	1,304,885

NET ASSETS:
Beginning of period	35,082	754,905	1,207,532	2,258,615	315,011	194,854	7,522,170

End of period	$40,058	$511,852	$1,158,167	$1,448,045	$276,507	$106,243	$8,827,055

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Putnam VT Large Cap Value Fund, Class IB	Putnam VT Mortgage Securities Fund, Class IB	Putnam VT Research Fund, Class IB	Putnam VT Small Cap Growth Fund, Class IB	Putnam VT Small Cap Value Fund, Class IB	T. Rowe Price Blue Chip Growth Portfolio, Class II	T. Rowe Price Health Sciences Portfolio, Class II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,123	$6,395	$(2,710)	$(3,707)	$577	$(263,581)	$(70,136)
Net realized gain (loss) on investments	79,934	(1,639)	46,782	25,205	(227)	5,627,637	1,270,552
Change in net unrealized appreciation (depreciation) on investments	77,524	(431)	74,577	49,546	26,822	4,033,281	(983,780)

Net increase (decrease) in net assets resulting from operations	158,581	4,325	118,649	71,044	27,172	9,397,337	216,636

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	-	15,080	6,005
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners’ benefits	-	-	-	-	-	(5,204)	(3,654)
Net transfers (to) from the Company and/or Subaccounts	(129,837)	(1,588)	(130,839)	(107,793)	(127,429)	(10,735,720)	(3,312,002)

Increase (decrease) in net assets resulting from Contract transactions	(129,837)	(1,588)	(130,839)	(107,793)	(127,429)	(10,725,844)	(3,309,651)

Total increase (decrease) in net assets	28,744	2,737	(12,190)	(36,749)	(100,257)	(1,328,507)	(3,093,015)

NET ASSETS:
Beginning of period	899,666	106,101	566,815	326,412	666,558	32,348,454	9,033,468

End of period	$928,410	$108,838	$554,625	$289,663	$566,301	$31,019,947	$5,940,453

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	VanEck VIP Emerging Markets Fund, Initial Class	VanEck VIP Global Resources Fund, Class S	VanEck VIP Global Resources Fund, Initial Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$412	$6,890	$2,121
Net realized gain (loss) on investments	(10,225)	4,271	27,963
Change in net unrealized appreciation (depreciation) on investments	11,375	(39,118)	(29,720)

Net increase (decrease) in net assets resulting from operations	1,562	(27,957)	364

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	11,250	-
Contract maintenance charges	(6)	-	(4)
Contract owners’ benefits	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(35,866)	(688,359)	(145,646)

Increase (decrease) in net assets resulting from Contract transactions	(35,872)	(677,109)	(145,650)

Total increase (decrease) in net assets	(34,310)	(705,066)	(145,286)

NET ASSETS:
Beginning of period	78,562	1,091,956	204,834

End of period	$44,252	$386,890	$59,548

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Concluded)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2025

1.	ORGANIZATION

Effective August 1, 2022, Great West Life & Annuity Insurance Company is now known as Empower Annuity Insurance Company of America (the Company). The Variable Annuity-2 Series Account (the Separate Account), a separate account of the Company is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the Colorado Division of Insurance. It was established to receive and invest premium payments under individual variable annuity Contracts issued by the Company.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the variable annuity contracts (the “Contracts”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable annuity Contracts; it consists of a number of subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account’s value at any time is allocated among Contract owners based on the number and value of their accumulation units representing their interest in the Subaccounts of the Separate Account; all of the investible assets of the Separate Account are invested in the corresponding mutual funds.

The Separate Account has identified the Chief Product Officer – Retirement Division as the chief operating decision maker (“CODM”). The Separate Account is comprised of multiple Subaccounts, each of which constitutes an operating segment. The CODM uses significant performance measures of the Subaccounts, such as the total return ratio, investment income ratio, and expense ratio to make operational decisions for the Separate Account. Segment assets are reflected on the Statements of Assets and Liabilities as Total assets, and significant segment expenses are listed on the Statements of Operations.

Contract owners’ net payments are allocated to the Subaccounts in accordance with Contract owner instructions and are recorded as Contract owners’ net payments in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Contract values under the Contracts.

The following is a list of the variable annuity products funded by the Separate Account:

Smart Track

Smart Track Advisor

Smart Track II

Smart Track II- 5 Year

Varifund

Varifund Advisor

Varifund Plus

For the years or periods ended December 31, 2025 and 2024, the Separate Account offered up to 159 available Subaccount investment options, as follows:

Alger Capital Appreciation Portfolio, Class I-2

Alger Large Cap Growth Portfolio, Class I-2

Alger Mid Cap Growth Portfolio, Class I-2

Alger Small Cap Growth Portfolio, Class I-2

ALPS Alerian Energy Infrastructure Portfolio, Class III

ALPS Global Opportunity Portfolio, Class III

American Funds IS Capital World Growth and Income Fund, Class 4

American Funds IS Growth Fund, Class 4

American Funds IS Growth-Income Fund, Class 4

American Funds IS International Fund, Class 4

American Funds IS New World Fund, Class 4

American Funds IS Washington Mutual Investors Fund, Class 4

BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III

BlackRock Global Allocation V.I. Fund, Class III

BlackRock High Yield V.I. Fund, Class III

BNY Mellon IP Technology Growth Portfolio, Service Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Inc., Initial Shares

BNY Mellon VIF Appreciation Portfolio, Initial Shares

BNY Mellon VIF Appreciation Portfolio, Service Shares

BNY Mellon VIF Growth and Income Portfolio, Initial Shares

ClearBridge Variable Large Cap Growth Portfolio, Class II

ClearBridge Variable Mid Cap Portfolio, Class II

ClearBridge Variable Small Cap Growth Portfolio, Class II

Columbia VP Select Small Cap Value Fund, Class 2

Columbia VP Seligman Global Technology Fund, Class 1

Columbia VP Seligman Global Technology Fund, Class 2

Columbia VP Small Cap Value Fund, Class 2

Columbia VP Strategic Income Fund, Class 2

Delaware VIP International Series, Service Class(a)

Dimensional VA Equity Allocation Portfolio, Institutional

Dimensional VA Global Bond Portfolio, Institutional

Dimensional VA Global Moderate Allocation Portfolio, Institutional

Dimensional VA International Small Portfolio, Institutional

Dimensional VA International Value Portfolio, Institutional

Dimensional VA Short-Term Fixed Portfolio, Institutional

Dimensional VA US Large Value Portfolio, Institutional

Dimensional VA US Targeted Value Portfolio, Institutional

DWS Capital Growth VIP, Class B(a)

DWS CROCI U.S. VIP, Class B(a)

DWS Global Small Cap VIP, Class B(a)

DWS Small Mid Cap Value VIP, Class B

Eaton Vance VT Floating-Rate Income Fund, Initial Class

Empower Aggressive Profile Fund, Investor Class

Empower Ariel Mid Cap Value Fund, Investor Class(a)

Empower Bond Index Fund, Investor Class

Empower Conservative Profile Fund, Class L

Empower Conservative Profile Fund, Investor Class

Empower Core Bond Fund, Investor Class

Empower Emerging Markets Equity Fund, Investor Class

Empower Global Bond Fund, Investor Class

Empower Government Money Market Fund, Investor Class(a)

Empower High Yield Bond Fund, Investor Class

Empower Inflation-Protected Securities Fund, Investor Class

Empower International Growth Fund, Investor Class

Empower International Index Fund, Investor Class

Empower International Value Fund, Investor Class

Empower Large Cap Growth Fund, Investor Class

Empower Large Cap Value Fund, Investor Class

Empower Lifetime 2015 Fund, Investor Class

Empower Lifetime 2020 Fund, Investor Class

Empower Lifetime 2025 Fund, Investor Class

Empower Lifetime 2030 Fund, Investor Class

Empower Lifetime 2035 Fund, Investor Class

Empower Lifetime 2040 Fund, Investor Class

Empower Lifetime 2045 Fund, Investor Class

Empower Lifetime 2050 Fund, Investor Class

Empower Lifetime 2055 Fund, Investor Class

Empower Mid Cap Value Fund, Investor Class

Empower Moderate Profile Fund, Class L

Empower Moderate Profile Fund, Investor Class

Empower Moderately Aggressive Profile Fund, Investor Class

Empower Moderately Conservative Profile Fund, Class L

Empower Moderately Conservative Profile Fund, Investor Class

Empower Multi-Sector Bond Fund, Investor Class

Empower Real Estate Index Fund, Investor Class

Empower S&P 500 Index Fund, Investor Class

Empower S&P Mid Cap 400 Index Fund, Investor Class

Empower S&P Small Cap 600 Index Fund, Investor Class

Empower SecureFoundation Balanced Fund, Class L

Empower Short Duration Bond Fund, Investor Class

Empower Small Cap Growth Fund, Investor Class

Empower Small Cap Value Fund, Investor Class

Empower T. Rowe Price Mid Cap Growth Fund, Investor Class

Empower U.S. Government Securities Fund, Investor Class

Federated Hermes High Income Bond Fund II, Service Shares

Fidelity VIP Asset Manager 50% Portfolio, Initial Class(a)

Fidelity VIP Balanced Portfolio, Service Class 2

Fidelity VIP Contrafund Portfolio, Initial Class

Fidelity VIP Government Money Market Portfolio, Initial Class

Fidelity VIP Growth Opportunities Portfolio, Initial Class

Fidelity VIP Growth Portfolio, Initial Class

Fidelity VIP High Income Portfolio, Initial Class

Fidelity VIP Index 500 Portfolio, Initial Class

Fidelity VIP International Capital Appreciation Portfolio, Service Class 2

Fidelity VIP Investment Grade Bond Portfolio, Initial Class

Fidelity VIP Overseas Portfolio, Initial Class

First Trust/Dow Jones Dividend & Income Allocation Portfolio, Class I

Franklin Income VIP Fund, Class 4

Goldman Sachs VIT Large Cap Value Fund, Institutional Class

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio(a)

Goldman Sachs VIT Strategic Growth Fund, Institutional Class

Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Class

Goldman Sachs VIT U.S. Equity Insights Fund, Service Class

Invesco V.I. Core Equity Fund, Series II

Invesco V.I. Core Plus Bond Fund, Series II

Invesco V.I. EQV International Equity Fund, Series II

Invesco V.I. Global Real Estate Fund, Series II

Invesco V.I. Growth and Income Fund, Series II

Invesco V.I. International Growth Fund, Series II

Invesco V.I. Main Street Small Cap Fund, Series II

Invesco V.I. Small Cap Equity Fund, Series II

Janus Henderson VIT Balanced Portfolio, Service Shares

Janus Henderson VIT Enterprise Portfolio, Service Shares

Janus Henderson VIT Flexible Bond Portfolio, Service Shares

Janus Henderson VIT Mid Cap Value Portfolio, Service Shares

Janus Henderson VIT Overseas Portfolio, Institutional Shares

Janus Henderson VIT Overseas Portfolio, Service Shares

Lazard Retirement US Small Cap Equity Select Portfolio, Service Shares *

Lord Abbett Series Fund Developing Growth Portfolio, Class VC

LVIP American Century Inflation Protection Fund, Service Class(a)

LVIP American Century Mid Cap Value Fund, Service Class(a)

LVIP American Century Value Fund, Service Class(a)

LVIP JPMorgan Small Cap Core Fund, Service Class

LVIP Nomura U.S. REIT Fund, Service Class(a)

MFS VIT II Blended Research Core Equity Portfolio, Service Class

MFS VIT II International Growth Portfolio, Service Class

MFS VIT II Technology Portfolio, Service Class

MFS VIT III Blended Research Small Cap Equity Portfolio, Service Class

Morgan Stanley VIF Discovery Portfolio, Class II *

Neuberger Berman AMT Quality Equity Portfolio, Class S(a)

Nomura VIP Emerging Markets Series, Service Class(a)

Nomura VIP Energy Series, Service Class(a)

Nomura VIP International Core Equity Series, Service Class(a)

Nomura VIP Small Cap Value Series, Service Class(a)

NVIT Fidelity Institutional AM Emerging Markets Fund, Class D(a)

PIMCO VIT CommodityRealReturn Strategy Portfolio, Advisor Class

PIMCO VIT Long-Term U.S. Government Portfolio, Advisor Class

PIMCO VIT Low Duration Portfolio, Advisor Class

PIMCO VIT Real Return Portfolio, Advisor Class

PIMCO VIT Short-Term Portfolio, Advisor Class

PIMCO VIT Total Return Portfolio, Advisor Class

Putnam VT Core Equity Fund, Class IB

Putnam VT Emerging Markets Equity Fund, Class IB

Putnam VT Focused International Equity Fund, Class IB

Putnam VT Global Asset Allocation Fund, Class IB

Putnam VT Income Fund, Class IB

Putnam VT International Equity Fund, Class IB

Putnam VT International Value Fund, Class IB

Putnam VT Large Cap Growth Fund, Class IB

Putnam VT Large Cap Value Fund, Class IB

Putnam VT Mortgage Securities Fund, Class IB

Putnam VT Research Fund, Class IB

Putnam VT Small Cap Growth Fund, Class IB

Putnam VT Small Cap Value Fund, Class IB

T. Rowe Price Blue Chip Growth Portfolio, Class II

T. Rowe Price Health Sciences Portfolio, Class II

VanEck VIP Emerging Markets Fund, Initial Class

VanEck VIP Global Resources Fund, Class S

VanEck VIP Global Resources Fund, Initial Class

* Contract owners held no investments in this Subaccount during 2025 or 2024. As such, no financial statements or notes are presented for this Subaccount

(a) See Subaccount Changes table below

Subaccount Changes: Liquidations

During 2025 and 2024, the following Subaccounts were liquidated:

Subaccount Name	Date of Liquidation
DWS Capital Growth VIP, Class B	June 17, 2024
DWS CROCI U.S. VIP, Class B	June 17, 2024
DWS Global Small Cap VIP, Class B	June 17, 2024
Empower Government Money Market Fund, Investor Class	June 14, 2024
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	April 11, 2025

Subaccount Changes: Mergers

During 2024, the following Subaccounts were merged:

Original Subaccount	Merged Into	Date of Merger
Delaware VIP International Series, Service Class	Delaware Ivy VIP International Core Equity Series, Service Class	April 26, 2024
Empower Ariel Mid Cap Value Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class	October 25, 2024

Subaccount Changes: Subaccounts Reorganizations

During 2024, the following Subaccounts were reorganized:

Previous Name	New Name	Date of Reorganization
American Century Investments VP Inflation Protection Fund, Class II	LVIP American Century Inflation Protection Fund, Service Class	April 26, 2024
American Century Investments VP Mid Cap Value Fund, Class II	LVIP American Century Mid Cap Value Fund, Service Class	April 26, 2024
American Century Investments VP Value Fund, Class I	LVIP American Century Value Fund, Service Class	April 26, 2024

Subaccount Changes: Name Changes

During 2025 and 2024, the following Subaccounts changed their names:

Previous Name	New Name	Date of Change
Fidelity VIP Asset Manager Portfolio, Initial Class	Fidelity VIP Asset Manager 50% Portfolio, Initial Class	April 30, 2025
LVIP Delaware US REIT Fund, Service Class	LVIP Macquarie US REIT Fund, Service Class	May 1, 2024
LVIP Macquarie US REIT Fund, Service Class	LVIP Nomura U.S. REIT Fund, Service Class	December 1, 2025
Delaware VIP Emerging Markets, Service Class	Macquarie VIP Emerging Markets, Service Class	May 1, 2024
Delaware Ivy VIP Energy, Class II	Macquarie VIP Energy, Service Class	May 1, 2024
Delaware Ivy VIP International Core Equity Series, Service Class	Macquarie VIP International Core Equity Series, Service Class	May 1, 2024
Delaware VIP Small Cap Value Series, Service Class	Macquarie VIP Small Cap Value Series, Service Class	May 1, 2024
Neuberger Berman AMT Sustainable Equity Portfolio, Class S	Neuberger Berman AMT Quality Equity Portfolio, Class S	July 28, 2025
Macquarie VIP Emerging Markets Series, Service Class	Nomura VIP Emerging Markets Series, Service Class	December 1, 2025
Macquarie VIP Energy Series, Service Class	Nomura VIP Energy Series, Service Class	December 1, 2025
Macquarie VIP International Core Equity Series, Service Class	Nomura VIP International Core Equity Series, Service Class	December 1, 2025
Macquarie VIP Small Cap Value Series, Service Class	Nomura VIP Small Cap Value Series, Service Class	December 1, 2025
NVIT Emerging Markets Fund, Class D	NVIT Fidelity Institutional AM Emerging Markets Fund, Class D	March 3, 2025

Subaccount Changes: Trading Commencements

During 2024, the following Subaccounts commenced trading:

Subaccount Name	Date Trading Commenced
Nomura VIP International Core Equity Series, Service Class	April 26, 2024

The financial statements are presented based on the periods noted in the above Subaccount Changes tables which may result in the exclusion from certain financial statements.

Each product within the Separate Account is unique; as such, all Subaccounts available for investment within the Separate Account may not be available for investment under each product.

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies”.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivable from dividends

Receivable from dividends include dividends declared by the fund managers that have not yet been reinvested in accordance with the Subaccounts’ designated reinvestment dates.

Receivables and payables from (to) the Contracts and the fund manager

Receivables and payables from (to) the Contracts and the fund manager include trading activity initiated at the Contract level from the last business day of the year that has not yet been settled with the fund manager.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Contracts in the annuity payout period

Net assets allocated to Contracts in the annuity period are computed according to the Annuity 2000 Mortality Table with an assumed investment return of 5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company for the calculated or excess differential. Any adjustments to these amounts are reflected in net transfers (to) from the Company and/or Subaccounts on the Statements of Changes in Net Assets of the applicable Subaccounts.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using the first-in-first-out (FIFO) basis) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and/or Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Contracts, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2025. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Contracts.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and notes of the underlying Subaccounts identified in note 1, Organization.

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year or period ended (as designated in note 1, Organization, if applicable) December 31, 2025 were as follows:

Subaccount	Purchases	Sales
Alger Capital Appreciation Portfolio, Class I-2	$375,545	$308,074
Alger Large Cap Growth Portfolio, Class I-2	215,050	201,659
Alger Mid Cap Growth Portfolio, Class I-2	65,988	255,176
Alger Small Cap Growth Portfolio, Class I-2	23,991	36,575
ALPS Alerian Energy Infrastructure Portfolio, Class III	219,039	508,098
ALPS Global Opportunity Portfolio, Class III	67,914	149,972
American Funds IS Capital World Growth and Income Fund, Class 4	389,186	790,819
American Funds IS Growth Fund, Class 4	8,301,646	8,069,655
American Funds IS Growth-Income Fund, Class 4	1,587,153	1,296,788
American Funds IS International Fund, Class 4	112,634	596,563
American Funds IS New World Fund, Class 4	230,434	602,913
American Funds IS Washington Mutual Investors Fund, Class 4	950,310	1,108,364
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	66,387	6,549
BlackRock Global Allocation V.I. Fund, Class III	501,223	900,750
BlackRock High Yield V.I. Fund, Class III	2,523,667	3,352,502
BNY Mellon IP Technology Growth Portfolio, Service Shares	205,002	8,774
BNY Mellon Sustainable U.S. Equity Portfolio, Inc., Initial Shares	44,795	26,076
BNY Mellon VIF Appreciation Portfolio, Initial Shares	29,374	11,638
BNY Mellon VIF Appreciation Portfolio, Service Shares	118,402	234,965
BNY Mellon VIF Growth and Income Portfolio, Initial Shares	35,584	38,165
ClearBridge Variable Large Cap Growth Portfolio, Class II	285,128	1,010,351
ClearBridge Variable Mid Cap Portfolio, Class II	42,934	78,932
ClearBridge Variable Small Cap Growth Portfolio, Class II	217,945	513,068
Columbia VP Select Small Cap Value Fund, Class 2	9,079	17,412
Columbia VP Seligman Global Technology Fund, Class 1	843,998	1,467,691
Columbia VP Seligman Global Technology Fund, Class 2	44,355	96,751
Columbia VP Small Cap Value Fund, Class 2	5,212	81
Columbia VP Strategic Income Fund, Class 2	440,387	459,748
Dimensional VA Equity Allocation Portfolio, Institutional	32,774	6,512
Dimensional VA Global Bond Portfolio, Institutional	2,329	233
Dimensional VA Global Moderate Allocation Portfolio, Institutional	39,661	1,035,034
Dimensional VA International Small Portfolio, Institutional	55,978	271,050
Dimensional VA International Value Portfolio, Institutional	75,023	422,007
Dimensional VA Short-Term Fixed Portfolio, Institutional	139,679	6,520
Dimensional VA US Large Value Portfolio, Institutional	379,594	902,262
Dimensional VA US Targeted Value Portfolio, Institutional	185,561	453,244
DWS Small Mid Cap Value VIP, Class B	36,636	794
Eaton Vance VT Floating-Rate Income Fund, Initial Class	374,462	1,100,543
Empower Aggressive Profile Fund, Investor Class	518,147	1,013,594
Empower Bond Index Fund, Investor Class	1,921,555	4,718,115
Empower Conservative Profile Fund, Class L	1,807,708	1,877,916
Empower Conservative Profile Fund, Investor Class	1,405,081	1,876,598
Empower Core Bond Fund, Investor Class	4,005,718	977,288
Empower Emerging Markets Equity Fund, Investor Class	24,724	248,105
Empower Global Bond Fund, Investor Class	117,324	489,333

Subaccount	Purchases	Sales
Empower High Yield Bond Fund, Investor Class	$1,293,162	$1,618,928
Empower Inflation-Protected Securities Fund, Investor Class	10,170	100,684
Empower International Growth Fund, Investor Class	39,578	149,661
Empower International Index Fund, Investor Class	622,582	3,507,647
Empower International Value Fund, Investor Class	865,147	1,133,122
Empower Large Cap Growth Fund, Investor Class	2,012,456	1,833,820
Empower Large Cap Value Fund, Investor Class	94,111	763,466
Empower Lifetime 2015 Fund, Investor Class	66,002	75,089
Empower Lifetime 2020 Fund, Investor Class	17,518	15,352
Empower Lifetime 2025 Fund, Investor Class	55,914	48,654
Empower Lifetime 2030 Fund, Investor Class	84,272	187,109
Empower Lifetime 2035 Fund, Investor Class	23,873	9,745
Empower Lifetime 2040 Fund, Investor Class	20,963	5,761
Empower Lifetime 2045 Fund, Investor Class	6,104	10,704
Empower Lifetime 2050 Fund, Investor Class	36,432	35,047
Empower Lifetime 2055 Fund, Investor Class	6,966	24,345
Empower Mid Cap Value Fund, Investor Class	313,927	364,025
Empower Moderate Profile Fund, Class L	4,093,448	22,548,007
Empower Moderate Profile Fund, Investor Class	3,059,509	7,798,408
Empower Moderately Aggressive Profile Fund, Investor Class	1,353,001	2,366,757
Empower Moderately Conservative Profile Fund, Class L	2,338,853	4,877,057
Empower Moderately Conservative Profile Fund, Investor Class	793,396	3,323,974
Empower Multi-Sector Bond Fund, Investor Class	951,644	671,720
Empower Real Estate Index Fund, Investor Class	221,147	390,441
Empower S&P 500 Index Fund, Investor Class	5,511,860	16,082,070
Empower S&P Mid Cap 400 Index Fund, Investor Class	1,796,548	2,114,790
Empower S&P Small Cap 600 Index Fund, Investor Class	1,364,263	2,429,989
Empower SecureFoundation Balanced Fund, Class L	8,931,237	42,749,980
Empower Short Duration Bond Fund, Investor Class	371,413	2,727,563
Empower Small Cap Growth Fund, Investor Class	59,751	196,396
Empower Small Cap Value Fund, Investor Class	154,052	483,812
Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	233,008	1,998,339
Empower U.S. Government Securities Fund, Investor Class	538,185	314,102
Federated Hermes High Income Bond Fund II, Service Shares	104,391	145,934
Fidelity VIP Asset Manager 50% Portfolio, Initial Class	91,601	311,862
Fidelity VIP Balanced Portfolio, Service Class 2	1,965,784	9,744,227
Fidelity VIP Contrafund Portfolio, Initial Class	261,729	393,254
Fidelity VIP Government Money Market Portfolio, Initial Class	35,462,726	43,526,763
Fidelity VIP Growth Opportunities Portfolio, Initial Class	5,711	34,933
Fidelity VIP Growth Portfolio, Initial Class	576,515	429,251
Fidelity VIP High Income Portfolio, Initial Class	7,846	5,225
Fidelity VIP Index 500 Portfolio, Initial Class	25,735	104,725
Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	2,667,336	812,464
Fidelity VIP Investment Grade Bond Portfolio, Initial Class	6,508	8,719
Fidelity VIP Overseas Portfolio, Initial Class	72,743	27,024
First Trust/Dow Jones Dividend & Income Allocation Portfolio, Class I	61,351	153,005
Franklin Income VIP Fund, Class 4	454,311	1,093,999
Goldman Sachs VIT Large Cap Value Fund, Institutional Class	46,197	5,763
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	8	324,539

Subaccount	Purchases	Sales
Goldman Sachs VIT Strategic Growth Fund, Institutional Class	$2,468	$34,145
Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Class	10,947	1,935
Goldman Sachs VIT U.S. Equity Insights Fund, Service Class	573,068	1,413,058
Invesco V.I. Core Equity Fund, Series II	9,229	156,936
Invesco V.I. Core Plus Bond Fund, Series II	10,865	132,842
Invesco V.I. EQV International Equity Fund, Series II	33,725	294,976
Invesco V.I. Global Real Estate Fund, Series II	39,888	204,473
Invesco V.I. Growth and Income Fund, Series II	250,813	1,097,986
Invesco V.I. International Growth Fund, Series II	32,447	87,039
Invesco V.I. Main Street Small Cap Fund, Series II	220,285	407,901
Invesco V.I. Small Cap Equity Fund, Series II	5,172	2,618
Janus Henderson VIT Balanced Portfolio, Service Shares	762,457	2,446,861
Janus Henderson VIT Enterprise Portfolio, Service Shares	564,789	2,359,567
Janus Henderson VIT Flexible Bond Portfolio, Service Shares	155,263	233,522
Janus Henderson VIT Mid Cap Value Portfolio, Service Shares	16,171	4,565
Janus Henderson VIT Overseas Portfolio, Institutional Shares	2,326	2,857
Janus Henderson VIT Overseas Portfolio, Service Shares	480	2,209
Lord Abbett Series Fund Developing Growth Portfolio, Class VC	448	16,266
LVIP American Century Inflation Protection Fund, Service Class	28,095	263,309
LVIP American Century Mid Cap Value Fund, Service Class	387,287	754,915
LVIP American Century Value Fund, Service Class	435,757	1,013,553
LVIP JPMorgan Small Cap Core Fund, Service Class	34,353	27,541
LVIP Nomura U.S. REIT Fund, Service Class	5,915	74,239
MFS VIT II Blended Research Core Equity Portfolio, Service Class	658,595	291,513
MFS VIT II International Growth Portfolio, Service Class	27,977	63,968
MFS VIT II Technology Portfolio, Service Class	6,533,244	7,749,407
MFS VIT III Blended Research Small Cap Equity Portfolio, Service Class	279,853	1,174,204
Neuberger Berman AMT Quality Equity Portfolio, Class S	111,782	347,096
Nomura VIP Emerging Markets Series, Service Class	57,573	240,156
Nomura VIP Energy Series, Service Class	29,760	205,996
Nomura VIP International Core Equity Series, Service Class	17,611	80,875
Nomura VIP Small Cap Value Series, Service Class	139,839	368,637
NVIT Fidelity Institutional AM Emerging Markets Fund, Class D	153	3,734
PIMCO VIT CommodityRealReturn Strategy Portfolio, Advisor Class	49,846	221,613
PIMCO VIT Long-Term U.S. Government Portfolio, Advisor Class	1,283,104	1,325,293
PIMCO VIT Low Duration Portfolio, Advisor Class	375,776	642,666
PIMCO VIT Real Return Portfolio, Advisor Class	214,127	240,213
PIMCO VIT Short-Term Portfolio, Advisor Class	1,506,587	2,795,869
PIMCO VIT Total Return Portfolio, Advisor Class	2,537,899	3,140,771
Putnam VT Core Equity Fund, Class IB	167,047	241,142
Putnam VT Emerging Markets Equity Fund, Class IB	297	551
Putnam VT Focused International Equity Fund, Class IB	19,502	181,515
Putnam VT Global Asset Allocation Fund, Class IB	163,510	138,150
Putnam VT Income Fund, Class IB	209,737	236,288
Putnam VT International Equity Fund, Class IB	357,500	209,180
Putnam VT International Value Fund, Class IB	210,417	34,192
Putnam VT Large Cap Growth Fund, Class IB	1,031,468	2,266,607
Putnam VT Large Cap Value Fund, Class IB	80,034	22,761
Putnam VT Mortgage Securities Fund, Class IB	35,372	5,833

Subaccount	Purchases	Sales
Putnam VT Research Fund, Class IB	$82,562	$475,633
Putnam VT Small Cap Growth Fund, Class IB	15,630	123,956
Putnam VT Small Cap Value Fund, Class IB	58,247	205,356
T. Rowe Price Blue Chip Growth Portfolio, Class II	3,215,717	6,717,757
T. Rowe Price Health Sciences Portfolio, Class II	293,612	1,921,656
VanEck VIP Emerging Markets Fund, Initial Class	29,657	2,686
VanEck VIP Global Resources Fund, Class S	29,421	155,766
VanEck VIP Global Resources Fund, Initial Class	69,730	52,789

4.	CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended (as designated in note 1, Organization, if applicable) December 31, 2025 and 2024 were as follows:

	2025				2024
Subaccount	Units Issued		Units Redeemed	Net Increase (Decrease)	Units Issued		Units Redeemed	Net Increase (Decrease)
Alger Capital Appreciation Portfolio, Class I-2	8		686	(678)	196		714	(518)
Alger Large Cap Growth Portfolio, Class I-2	110		517	(407)	23		990	(967)
Alger Mid Cap Growth Portfolio, Class I-2	356		1,372	(1,016)	577		1,102	(525)
Alger Small Cap Growth Portfolio, Class I-2	121		205	(84)	643		2,387	(1,744)
ALPS Alerian Energy Infrastructure Portfolio, Class III	5,995		23,758	(17,763)	2,981		25,806	(22,825)
ALPS Global Opportunity Portfolio, Class III	770		7,238	(6,468)	4,290		18,062	(13,772)
American Funds IS Capital World Growth and Income Fund, Class 4	9,757		40,600	(30,843)	1,903		174,984	(173,081)
American Funds IS Growth Fund, Class 4	242,306		278,327	(36,021)	138,881		230,325	(91,444)
American Funds IS Growth-Income Fund, Class 4	40,036		57,217	(17,181)	83,757		268,310	(184,553)
American Funds IS International Fund, Class 4	5,519		39,402	(33,883)	3,262		57,118	(53,856)
American Funds IS New World Fund, Class 4	4,086		30,903	(26,817)	6,062		35,431	(29,369)
American Funds IS Washington Mutual Investors Fund, Class 4	30,681		53,077	(22,396)	7,077		120,939	(113,862)
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	4,171		420	3,751	4,470		4,799	(329)
BlackRock Global Allocation V.I. Fund, Class III	4,135		56,615	(52,480)	22,050		116,701	(94,651)
BlackRock High Yield V.I. Fund, Class III	148,508		227,353	(78,845)	207,308		252,776	(45,468)
BNY Mellon IP Technology Growth Portfolio, Service Shares	0	*	112	(112)	-		4,245	(4,245)
BNY Mellon Sustainable U.S. Equity Portfolio, Inc., Initial Shares	-		128	(128)	-		207	(207)
BNY Mellon VIF Appreciation Portfolio, Initial Shares	5		56	(51)	-		840	(840)
BNY Mellon VIF Appreciation Portfolio, Service Shares	0	*	5,449	(5,449)	-		1,428	(1,428)
BNY Mellon VIF Growth and Income Portfolio, Initial Shares	-		216	(216)	87		567	(480)
ClearBridge Variable Large Cap Growth Portfolio, Class II	1,307		35,617	(34,310)	12,885		136,631	(123,746)
ClearBridge Variable Mid Cap Portfolio, Class II	-		4,781	(4,781)	-		23,391	(23,391)
ClearBridge Variable Small Cap Growth Portfolio, Class II	2,163		26,007	(23,844)	4,530		106,867	(102,337)
Columbia VP Select Small Cap Value Fund, Class 2	336		523	(187)	2,790		7,091	(4,301)
Columbia VP Seligman Global Technology Fund, Class 1	50		12,512	(12,462)	671		7,664	(6,993)
Columbia VP Seligman Global Technology Fund, Class 2	13		377	(364)	190		120	70
Columbia VP Small Cap Value Fund, Class 2	-		-	-	-		-	-
Columbia VP Strategic Income Fund, Class 2	28,729		37,178	(8,449)	11,476		57,185	(45,709)
Delaware VIP International Series, Service Class	-		-	-	0	*	21,147	(21,147)
Dimensional VA Equity Allocation Portfolio, Institutional	5		57	(52)	99		33	66
Dimensional VA Global Bond Portfolio, Institutional	97		6	91	237		4,396	(4,159)
Dimensional VA Global Moderate Allocation Portfolio, Institutional	-		57,139	(57,139)	99,720		1,956	97,764

	2025				2024
Subaccount	Units Issued		Units Redeemed	Net Increase (Decrease)	Units Issued		Units Redeemed	Net Increase (Decrease)
Dimensional VA International Small Portfolio, Institutional	2,885		22,418	(19,533)	2,898		26,771	(23,873)
Dimensional VA International Value Portfolio, Institutional	937		28,700	(27,763)	670		24,235	(23,565)
Dimensional VA Short-Term Fixed Portfolio, Institutional	10,234		280	9,954	47,225		2,204	45,021
Dimensional VA US Large Value Portfolio, Institutional	9,994		51,439	(41,445)	6,144		48,296	(42,152)
Dimensional VA US Targeted Value Portfolio, Institutional	6,355		24,492	(18,137)	1,643		79,832	(78,189)
DWS Capital Growth VIP, Class B	-		-	-	0	*	34,254	(34,254)
DWS CROCI U.S. VIP, Class B	-		-	-	0	*	2,647	(2,647)
DWS Global Small Cap VIP, Class B	-		-	-	0	*	1,551	(1,551)
DWS Small Mid Cap Value VIP, Class B	-		-	-	-		84	(84)
Eaton Vance VT Floating-Rate Income Fund, Initial Class	10,502		81,508	(71,006)	50,244		166,364	(116,120)
Empower Aggressive Profile Fund, Investor Class	6,800		53,458	(46,658)	7,029		93,370	(86,341)
Empower Ariel Mid Cap Value Fund, Investor Class	-		-	-	1,135		70,105	(68,970)
Empower Bond Index Fund, Investor Class	150,302		437,380	(287,078)	129,165		299,144	(169,979)
Empower Conservative Profile Fund, Class L	142,257		151,498	(9,241)	174,167		406,312	(232,145)
Empower Conservative Profile Fund, Investor Class	92,618		146,420	(53,802)	132,098		151,300	(19,202)
Empower Core Bond Fund, Investor Class	329,902		85,112	244,790	96,110		151,667	(55,557)
Empower Emerging Markets Equity Fund, Investor Class	1,828		23,209	(21,381)	2,517		24,566	(22,049)
Empower Global Bond Fund, Investor Class	7,774		53,159	(45,385)	26,584		135,403	(108,819)
Empower Government Money Market Fund, Investor Class	-		-	-	1,388,503		5,783,795	(4,395,292)
Empower High Yield Bond Fund, Investor Class	90,749		115,928	(25,179)	11,933		27,849	(15,916)
Empower Inflation-Protected Securities Fund, Investor Class	108		8,839	(8,731)	1,599		15,966	(14,367)
Empower International Growth Fund, Investor Class	314		10,125	(9,811)	2,468		37,390	(34,922)
Empower International Index Fund, Investor Class	14,207		205,464	(191,257)	73,989		160,316	(86,327)
Empower International Value Fund, Investor Class	32,974		55,273	(22,299)	6,523		47,925	(41,402)
Empower Large Cap Growth Fund, Investor Class	33,425		47,952	(14,527)	35,222		67,486	(32,264)
Empower Large Cap Value Fund, Investor Class	2,064		43,271	(41,207)	62,248		97,394	(35,146)
Empower Lifetime 2015 Fund, Investor Class	2,268		4,851	(2,583)	2,416		11,374	(8,958)
Empower Lifetime 2020 Fund, Investor Class	13		912	(899)	1,247		61,551	(60,304)
Empower Lifetime 2025 Fund, Investor Class	60		2,508	(2,448)	66		123,551	(123,485)
Empower Lifetime 2030 Fund, Investor Class	-		9,316	(9,316)	-		12,546	(12,546)
Empower Lifetime 2035 Fund, Investor Class	18		339	(321)	55		86,499	(86,444)
Empower Lifetime 2040 Fund, Investor Class	2		81	(79)	16,539		5,505	11,034
Empower Lifetime 2045 Fund, Investor Class	0	*	532	(532)	-		13,256	(13,256)
Empower Lifetime 2050 Fund, Investor Class	201		1,516	(1,315)	2,146		2,866	(720)
Empower Lifetime 2055 Fund, Investor Class	-		1,092	(1,092)	-		14,353	(14,353)
Empower Mid Cap Value Fund, Investor Class	9,172		17,716	(8,544)	48,509		24,719	23,790

	2025				2024
Subaccount	Units Issued		Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Empower Moderate Profile Fund, Class L	82,853		1,466,681	(1,383,828)	107,927	2,751,372	(2,643,445)
Empower Moderate Profile Fund, Investor Class	711		489,915	(489,204)	36,345	949,302	(912,957)
Empower Moderately Aggressive Profile Fund, Investor Class	42,431		136,085	(93,654)	8	216,825	(216,817)
Empower Moderately Conservative Profile Fund, Class L	138,789		347,691	(208,902)	33,850	445,183	(411,333)
Empower Moderately Conservative Profile Fund, Investor Class	3,719		223,845	(220,126)	73,234	256,808	(183,574)
Empower Multi-Sector Bond Fund, Investor Class	50,214		48,718	1,496	30,245	122,233	(91,988)
Empower Real Estate Index Fund, Investor Class	10,787		27,056	(16,269)	6,657	61,672	(55,015)
Empower S&P 500 Index Fund, Investor Class	159,848		502,208	(342,360)	289,722	860,002	(570,280)
Empower S&P Mid Cap 400 Index Fund, Investor Class	40,680		91,930	(51,250)	17,249	283,828	(266,579)
Empower S&P Small Cap 600 Index Fund, Investor Class	27,914		123,623	(95,709)	54,654	294,943	(240,289)
Empower SecureFoundation Balanced Fund, Class L	109,652		2,493,675	(2,384,023)	169,377	3,826,245	(3,656,868)
Empower Short Duration Bond Fund, Investor Class	21,099		225,013	(203,914)	46,407	279,134	(232,727)
Empower Small Cap Growth Fund, Investor Class	1,255		8,612	(7,357)	3,514	122,693	(119,179)
Empower Small Cap Value Fund, Investor Class	4,721		26,588	(21,867)	18,261	27,770	(9,509)
Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	4,246		82,989	(78,743)	16,576	160,132	(143,556)
Empower U.S. Government Securities Fund, Investor Class	45,815		29,201	16,614	17,941	78,062	(60,121)
Federated Hermes High Income Bond Fund II, Service Shares	6,891		11,449	(4,558)	6,826	41,089	(34,263)
Fidelity VIP Asset Manager 50% Portfolio, Initial Class	155		3,967	(3,812)	6	1,350	(1,344)
Fidelity VIP Balanced Portfolio, Service Class 2	12,661		446,510	(433,849)	57,791	772,060	(714,269)
Fidelity VIP Contrafund Portfolio, Initial Class	190		1,660	(1,470)	353	2,270	(1,917)
Fidelity VIP Government Money Market Portfolio, Initial Class	3,263,659		4,125,482	(861,823)	4,891,137	1,935,298	2,955,839
Fidelity VIP Growth Opportunities Portfolio, Initial Class	-		181	(181)	74	201	(127)
Fidelity VIP Growth Portfolio, Initial Class	4		843	(839)	365	1,061	(696)
Fidelity VIP High Income Portfolio, Initial Class	-		50	(50)	-	130	(130)
Fidelity VIP Index 500 Portfolio, Initial Class	1		98	(97)	13	579	(566)
Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	135,241		42,803	92,438	22,156	54,594	(32,438)
Fidelity VIP Investment Grade Bond Portfolio, Initial Class	53		204	(151)	546	664	(118)
Fidelity VIP Overseas Portfolio, Initial Class	957		381	576	-	38	(38)
First Trust/Dow Jones Dividend & Income Allocation Portfolio, Class I	1,234		10,132	(8,898)	-	32,971	(32,971)
Franklin Income VIP Fund, Class 4	13,027		67,753	(54,726)	2,081	105,288	(103,207)
Goldman Sachs VIT Large Cap Value Fund, Institutional Class	27		44	(17)	907	979	(72)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	1		30,716	(30,715)	-	31,405	(31,405)
Goldman Sachs VIT Strategic Growth Fund, Institutional Class	0	*	435	(435)	435	-	435
Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Class	18		19	(1)	20	18	2
Goldman Sachs VIT U.S. Equity Insights Fund, Service Class	13,263		49,026	(35,763)	32,176	62,031	(29,855)
Invesco V.I. Core Equity Fund, Series II	-		6,161	(6,161)	-	32	(32)

	2025				2024
Subaccount	Units Issued		Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Invesco V.I. Core Plus Bond Fund, Series II	210		12,701	(12,491)	5,521	70,253	(64,732)
Invesco V.I. EQV International Equity Fund, Series II	218		16,760	(16,542)	14	25,441	(25,427)
Invesco V.I. Global Real Estate Fund, Series II	2,870		17,359	(14,489)	1,884	31,397	(29,513)
Invesco V.I. Growth and Income Fund, Series II	127		44,131	(44,004)	4,149	87,018	(82,869)
Invesco V.I. International Growth Fund, Series II	-		6,279	(6,279)	51	37,233	(37,182)
Invesco V.I. Main Street Small Cap Fund, Series II	2,268		19,675	(17,407)	2,486	37,306	(34,820)
Invesco V.I. Small Cap Equity Fund, Series II	-		114	(114)	-	2,543	(2,543)
Janus Henderson VIT Balanced Portfolio, Service Shares	3,901		113,081	(109,180)	28,159	335,815	(307,656)
Janus Henderson VIT Enterprise Portfolio, Service Shares	3,748		83,599	(79,851)	6,440	100,370	(93,930)
Janus Henderson VIT Flexible Bond Portfolio, Service Shares	8,395		19,564	(11,169)	14,968	74,457	(59,489)
Janus Henderson VIT Mid Cap Value Portfolio, Service Shares	-		137	(137)	-	471	(471)
Janus Henderson VIT Overseas Portfolio, Institutional Shares	33		47	(14)	418	893	(475)
Janus Henderson VIT Overseas Portfolio, Service Shares	-		104	(104)	-	107	(107)
Lord Abbett Series Fund Developing Growth Portfolio, Class VC	-		774	(774)	-	936	(936)
LVIP American Century Inflation Protection Fund, Service Class	413		23,066	(22,653)	13,426	47,963	(34,537)
LVIP American Century Mid Cap Value Fund, Service Class	3,022		30,037	(27,015)	6,084	103,239	(97,155)
LVIP American Century Value Fund, Service Class	1,147		48,715	(47,568)	2,988	333,774	(330,786)
LVIP JPMorgan Small Cap Core Fund, Service Class	691		1,893	(1,202)	11,630	18,554	(6,924)
LVIP Nomura U.S. REIT Fund, Service Class	0	*	3,832	(3,832)	1,375	54,733	(53,358)
MFS VIT II Blended Research Core Equity Portfolio, Service Class	3,143		9,943	(6,800)	38,481	55,219	(16,738)
MFS VIT II International Growth Portfolio, Service Class	896		4,139	(3,243)	710	8,337	(7,627)
MFS VIT II Technology Portfolio, Service Class	119,534		185,790	(66,256)	71,197	111,950	(40,753)
MFS VIT III Blended Research Small Cap Equity Portfolio, Service Class	4,446		65,563	(61,117)	1,629	22,039	(20,410)
Neuberger Berman AMT Quality Equity Portfolio, Class S	1,291		7,940	(6,649)	-	17,541	(17,541)
Nomura VIP Emerging Markets Series, Service Class	1,737		14,407	(12,670)	6,803	79,185	(72,382)
Nomura VIP Energy Series, Service Class	2,287		24,641	(22,354)	7,907	41,596	(33,689)
Nomura VIP International Core Equity Series, Service Class	980		6,785	(5,805)	18,640	6,032	12,608
Nomura VIP Small Cap Value Series, Service Class	1,630		15,905	(14,275)	3,477	32,845	(29,368)
NVIT Fidelity Institutional AM Emerging Markets Fund, Class D	-		269	(269)	-	166	(166)
PIMCO VIT CommodityRealReturn Strategy Portfolio, Advisor Class	1,302		20,754	(19,452)	7,337	160,543	(153,206)
PIMCO VIT Long-Term U.S. Government Portfolio, Advisor Class	129,590		144,595	(15,005)	38,544	85,361	(46,817)
PIMCO VIT Low Duration Portfolio, Advisor Class	22,506		57,043	(34,537)	75,582	190,992	(115,410)
PIMCO VIT Real Return Portfolio, Advisor Class	13,727		19,444	(5,717)	41,067	54,147	(13,080)
PIMCO VIT Short-Term Portfolio, Advisor Class	115,797		230,990	(115,193)	120,034	209,145	(89,111)
PIMCO VIT Total Return Portfolio, Advisor Class	174,829		273,980	(99,151)	509,833	219,968	289,865
Putnam VT Core Equity Fund, Class IB	1,052		7,359	(6,307)	6,038	8,748	(2,710)

	2025			2024
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued		Units Redeemed	Net Increase (Decrease)
Putnam VT Emerging Markets Equity Fund, Class IB	-	-	-	-		-	-
Putnam VT Focused International Equity Fund, Class IB	45	9,370	(9,325)	-		17,593	(17,593)
Putnam VT Global Asset Allocation Fund, Class IB	-	7,192	(7,192)	5,564		19,114	(13,550)
Putnam VT Income Fund, Class IB	12,720	22,219	(9,499)	28,166		113,760	(85,594)
Putnam VT International Equity Fund, Class IB	16,035	9,889	6,146	1,317		4,798	(3,481)
Putnam VT International Value Fund, Class IB	9,803	1,641	8,162	834		7,058	(6,224)
Putnam VT Large Cap Growth Fund, Class IB	7,046	54,625	(47,579)	8,753		38,193	(29,440)
Putnam VT Large Cap Value Fund, Class IB	-	490	(490)	0	*	5,761	(5,761)
Putnam VT Mortgage Securities Fund, Class IB	2,263	489	1,774	164		346	(182)
Putnam VT Research Fund, Class IB	1,552	14,711	(13,159)	477		5,850	(5,373)
Putnam VT Small Cap Growth Fund, Class IB	-	5,816	(5,816)	-		4,780	(4,780)
Putnam VT Small Cap Value Fund, Class IB	720	10,341	(9,621)	5,444		12,695	(7,251)
T. Rowe Price Blue Chip Growth Portfolio, Class II	13,562	188,871	(175,309)	38,119		418,987	(380,868)
T. Rowe Price Health Sciences Portfolio, Class II	5,553	90,673	(85,120)	16,662		176,268	(159,606)
VanEck VIP Emerging Markets Fund, Initial Class	786	48	738	316		1,429	(1,113)
VanEck VIP Global Resources Fund, Class S	1,760	13,159	(11,399)	2,437		65,323	(62,886)
VanEck VIP Global Resources Fund, Initial Class	1,389	1,181	208	-		3,470	(3,470)

* The Subaccount has units that round to less than one.

Note: Units may not appear to foot/crossfoot due to rounding.

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The fees and charges below are the current expenses deducted by the Subaccount from either the net unit value or from the Contract as a redemption of units. Fees and charges may vary based on factors such as the product purchased, optional benefits chosen, benefit base, asset base, net amount at risk, death benefit option elected, a Contract’s total asset value, age of Contract, surrender amount, if a surrender is requested during the period specified, Subaccounts selected, transaction amount, and/or transaction frequency. The fees and charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Contracts in accordance with the terms which govern each annuity, as set forth in the Contract.

The minimum and maximum Contract expenses offered by the Company may not directly equate to the minimum and maximum expense ratios by Subaccount in the Financial Highlights footnote as Contract owners across all products offered may not have invested in all available products during the current year.

Expense Type	Range
Contract Maintenance Charge
This charge is assessed to reimburse the Company for expenses incurred in the administration of the Contract and the Separate Account. If applicable, the charge is deducted annually, assessed through a redemption of units, and recorded as Contract maintenance charges in the Statements of Changes in Net Assets.	$0 - $30 annually

Fund Facilitation Fee
The Company deducts a fund facilitation fee from certain Subaccount assets open in select products. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as mortality and expense risk within the Statements of Operations.	0.35% of the average daily net assets of the Subaccounts

Mortality and Expense Risk Fee
This fee is assessed to reimburse the Company for assuming mortality and expense risks. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as mortality and expense risk in the Statements of Operations.	a daily fee amounting to a per annum aggregate of 0.20% - 1.40% of the average daily net assets of the Subaccounts

Deductions for Premium Taxes
This deduction is to comply with any applicable state premium and/or retaliatory taxes. The mandated amount is deducted from the payment when it is received which in turn reduces Contract owners’ net payments on the Statements of Changes in Net Assets.	0.0% - 3.5% of each payment, if applicable

Surrender Charge (Contingent Deferred Sales Charge)
This charge is assessed to reimburse the Company for some of the costs of distributing the Policies. The charge is a percent of the amount withdrawn or surrendered based on the number of full years which have elapsed between the date the Contract was issued and the surrender date, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.	0.0% - 6.0% of withdrawn or surrendered amount

Expense Type	Range
Transfer Charge
This charge is assessed to reimburse the Company for costs incurred when transferring funds. The charge is deducted upon transfer, assessed through a redemption of units, and recorded as Contract owners’ benefits within the Statements of Changes in Net Assets.	$15 - $25 per transfer, after the first 12 transfers in any calendar year

Charge for Optional Benefits (Guaranteed Lifetime Withdrawal Benefit)
This charge, if applicable, is assessed to reimburse the Company for costs and risks stemming from optional benefits elected by the Contract owner. The charge is deducted quarterly, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.	0.65% - 2.25% of net asset base

Expenses of the Portfolio
This fee, if applicable, is assessed to provide compensation for administrative services performed in connection with the subaccounts. Such compensation is assessed against the value of the assets invested in the relevant subaccounts and is recorded as Investment advisory expenses in the Statements of Operations.	0.00% - 0.35% annually

6.	FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products that are funded by the Separate Account. These  products have unique combinations of features and expenses that are charged against the Contract owner’s account. Differences in the expense structures result in a variety of unit values, expense ratios and total returns. The following tables were developed by determining which products offered by the Company and funded by the Separate Account have the highest and lowest expense ratios. The summaries may not reflect or directly equate to the minimum and maximum Contract expenses offered by the Company, as Contract owners may not have selected all available and applicable Contract options for or during the periods presented.

A summary of the units outstanding, unit fair values, net assets for variable annuity Contracts, investment income ratios, the expense ratios, excluding expenses of the underlying Subaccounts, and total returns for each of the five years or periods ended December 31, 2025 is as follows:

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios(b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Alger Capital Appreciation Portfolio, Class I-2
2025	5	$478.99	$457.23	$2,366	0.00%	1.25%	1.40%	31.22%	31.02%
2024	6	365.03	348.96	2,042	0.00%	1.25%	1.40%	46.29%	46.06%
2023	6	249.53	238.91	1,520	0.00%	1.25%	1.40%	41.36%	41.15%
2022	7	176.52	169.26	1,157	0.00%	1.25%	1.40%	(32.10)%	(39.89)%
2021	9	281.58	259.96	2,376	0.00%	1.25%	1.55%	22.33%	8.61%
Alger Large Cap Growth Portfolio, Class I-2
2025	4	440.78	417.01	1,663	0.00%	1.25%	1.40%	28.65%	28.46%
2024	4	342.61	324.62	1,430	0.00%	1.25%	1.40%	41.10%	40.89%
2023	5	242.81	230.40	1,237	0.00%	1.25%	1.40%	31.03%	30.83%
2022	7	185.31	167.49	1,154	0.00%	1.25%	1.55%	(33.17)%	(45.24)%
2021	7	305.88	277.29	2,051	0.00%	1.25%	1.55%	21.48%	0.13%
Alger Mid Cap Growth Portfolio, Class I-2
2025	9	194.30	184.95	1,728	0.00%	1.25%	1.40%	15.32%	15.14%
2024	10	168.49	160.63	1,666	0.00%	1.25%	1.40%	19.56%	19.38%
2023	11	140.93	134.56	1,467	0.00%	1.25%	1.40%	21.65%	21.47%
2022	12	115.85	110.78	1,284	0.00%	1.25%	1.40%	(31.21)%	(39.64)%
2021	12	183.51	168.41	2,194	0.00%	1.25%	1.55%	7.30%	(5.56)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios(b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Alger Small Cap Growth Portfolio, Class I-2
2025	4	$32.79	$167.60	$294	0.00%	0.25%	1.40%	5.65%	4.44%
2024	4	31.03	160.47	294	0.42%	0.25%	1.40%	7.86%	6.62%
2023	6	28.77	150.51	313	0.00%	0.25%	1.40%	16.20%	14.88%
2022	7	24.76	131.02	306	0.00%	0.25%	1.40%	7.98%	(41.85)%
2021	9	225.30	22.93	571	0.00%	0.25%	1.55%	(2.64)%	(46.35)%
ALPS Alerian Energy Infrastructure Portfolio, Class III
2025	29	19.28	21.41	615	3.59%	0.20%	1.20%	4.45%	3.41%
2024	47	18.46	20.70	961	3.68%	0.20%	1.20%	40.32%	38.91%
2023	70	13.15	14.90	1,012	2.39%	0.20%	1.20%	13.68%	12.55%
2022	120	11.57	13.24	1,536	4.65%	0.20%	1.20%	18.32%	9.79%
2021	105	12.06	9.78	1,181	2.08%	0.20%	1.20%	43.74%	36.02%
ALPS Global Opportunity Portfolio, Class III
2025	31	22.26	19.65	650	5.92%	0.20%	1.20%	1.16%	0.15%
2024	38	22.01	19.62	774	7.49%	0.20%	1.20%	17.77%	16.59%
2023	52	18.69	16.83	891	0.00%	0.20%	1.20%	28.54%	27.27%
2022	104	14.54	13.22	1,392	10.13%	0.20%	1.20%	(22.76)%	(35.69)%
2021	147	20.56	18.82	2,791	4.39%	0.20%	1.20%	24.15%	13.58%
American Funds IS Capital World Growth and Income Fund, Class 4
2025	186	23.22	21.29	4,088	1.21%	0.20%	1.20%	24.21%	22.98%
2024	217	18.69	17.31	3,840	1.25%	0.20%	1.20%	13.47%	12.33%
2023	390	16.48	15.41	6,100	1.64%	0.20%	1.20%	20.41%	19.22%
2022	497	13.68	12.93	6,474	2.13%	0.20%	1.20%	(13.78)%	(22.26)%
2021	549	16.63	15.87	8,776	1.45%	0.20%	1.20%	18.53%	9.00%
American Funds IS Growth Fund, Class 4
2025	373	34.21	31.69	12,473	0.12%	0.20%	1.20%	19.69%	18.50%
2024	409	28.58	26.74	11,348	0.17%	0.20%	1.20%	31.03%	29.72%
2023	501	21.81	20.61	10,455	0.17%	0.20%	1.20%	37.86%	36.50%
2022	638	15.82	15.10	9,706	0.10%	0.20%	1.20%	(27.65)%	(33.44)%
2021	698	22.69	21.87	15,365	0.06%	0.20%	1.20%	24.74%	17.08%

	As of December 31					For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios(b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
American Funds IS Growth-Income Fund, Class 4
2025	171		$25.28	$23.41	$4,156	0.73%	0.20%	1.20%	17.53%	16.37%
2024	188		21.51	20.12	3,902	0.80%	0.20%	1.20%	23.67%	22.43%
2023	373		17.39	16.43	6,227	1.08%	0.20%	1.20%	25.57%	24.33%
2022	523		13.85	13.22	6,975	1.05%	0.20%	1.20%	(13.77)%	(20.67)%
2021	584		16.66	16.06	9,445	0.94%	0.20%	1.20%	26.88%	19.14%
American Funds IS International Fund, Class 4
2025	185		18.25	15.05	2,919	1.10%	0.20%	1.20%	26.15%	24.90%
2024	219		14.47	12.05	2,764	0.95%	0.20%	1.20%	2.72%	1.70%
2023	273		14.09	11.85	3,366	1.00%	0.20%	1.20%	15.33%	14.18%
2022	376		12.21	10.38	4,030	1.45%	0.20%	1.20%	(6.34)%	(33.04)%
2021	440		15.50	13.04	6,005	2.26%	0.20%	1.20%	13.14%	(17.47)%
American Funds IS New World Fund, Class 4
2025	143		22.09	20.60	3,074	0.88%	0.20%	1.20%	27.67%	26.40%
2024	170		17.31	16.29	2,872	1.14%	0.20%	1.20%	6.12%	5.06%
2023	199		16.31	15.51	3,173	1.08%	0.20%	1.20%	15.44%	14.29%
2022	290		14.13	13.57	4,001	1.08%	0.20%	1.20%	(20.00)%	(27.24)%
2021	317		18.65	17.66	5,676	0.64%	0.20%	1.20%	9.13%	1.26%
American Funds IS Washington Mutual Investors Fund, Class 4
2025	183		22.98	21.29	4,036	1.21%	0.20%	1.20%	16.66%	15.50%
2024	206		19.70	18.43	3,895	1.28%	0.20%	1.20%	18.61%	17.43%
2023	319		16.61	15.69	5,101	1.34%	0.20%	1.20%	16.74%	15.58%
2022	683		14.23	13.58	9,544	2.47%	0.20%	1.20%	(5.47)%	(13.02)%
2021	318		15.61	15.05	4,843	1.26%	0.20%	1.20%	30.74%	22.66%
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III
2025	4		17.19	17.13	71	2.32%	0.20%	0.25%	14.69%	15.08%
2024	0	*	14.89	14.89	6	2.44%	0.25%	0.25%	11.08%	11.08%
2023	1		13.40	13.40	10	2.47%	0.25%	0.25%	0.43%	0.43%
2022	1		11.25	11.25	14	0.23%	1.20%	1.20%	(16.02)%	(18.28)%
2021	2		13.77	13.40	30	0.79%	0.20%	1.20%	13.33%	8.59%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios(b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
BlackRock Global Allocation V.I. Fund, Class III
2025	180	$19.19	$17.64	$3,181	3.87%	0.20%	1.20%	19.27%	18.09%
2024	233	16.09	14.94	3,442	1.27%	0.20%	1.20%	8.71%	7.62%
2023	327	14.80	13.88	4,494	1.90%	0.20%	1.20%	12.27%	11.15%
2022	574	13.18	12.49	7,048	0.00%	0.20%	1.20%	(9.40)%	(22.86)%
2021	783	16.19	14.55	11,558	0.82%	0.20%	1.20%	13.06%	(1.82)%
BlackRock High Yield V.I. Fund, Class III
2025	317	15.70	14.90	4,913	6.50%	0.20%	1.20%	8.86%	7.78%
2024	396	14.42	13.82	5,644	6.72%	0.20%	1.20%	7.64%	6.56%
2023	441	13.40	12.97	5,809	6.28%	0.20%	1.20%	12.70%	11.58%
2022	740	11.89	11.62	8,677	5.04%	0.20%	1.20%	(9.60)%	(17.80)%
2021	897	14.14	13.15	11,875	4.27%	0.20%	1.20%	11.69%	3.71%
BNY Mellon IP Technology Growth Portfolio, Service Shares
2025	6	78.28	50.47	487	0.00%	0.25%	1.00%	27.55%	26.60%
2024	6	61.37	39.87	389	0.00%	0.25%	1.00%	25.07%	24.13%
2023	11	49.07	32.12	519	0.00%	0.25%	1.00%	58.61%	57.43%
2022	12	30.94	20.03	356	0.00%	0.25%	1.20%	(4.42)%	(65.46)%
2021	16	57.99	32.37	863	0.00%	0.25%	1.20%	70.31%	(37.28)%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc., Initial Shares
2025	4	153.59	146.32	576	0.25%	1.25%	1.40%	14.53%	14.36%
2024	4	134.11	127.94	520	0.53%	1.25%	1.40%	23.33%	23.14%
2023	4	108.74	103.90	444	0.72%	1.25%	1.40%	22.29%	22.11%
2022	4	88.92	85.09	374	0.52%	1.25%	1.40%	(13.42)%	(27.11)%
2021	4	116.74	102.70	495	0.74%	1.25%	1.55%	30.68%	10.34%
BNY Mellon VIF Appreciation Portfolio, Initial Shares
2025	1	183.18	173.80	196	0.36%	1.25%	1.40%	8.71%	8.54%
2024	1	168.51	160.12	189	0.40%	1.25%	1.40%	11.40%	11.23%
2023	2	151.27	143.95	290	0.72%	1.25%	1.40%	19.47%	19.29%
2022	2	126.61	120.67	248	0.64%	1.25%	1.40%	(11.44)%	(22.88)%
2021	3	156.47	142.97	381	0.44%	1.25%	1.55%	31.34%	14.72%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios(b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
BNY Mellon VIF Appreciation Portfolio, Service Shares
2025	17	$43.96	$32.15	$588	0.18%	0.25%	1.00%	9.51%	8.69%
2024	23	40.14	29.14	754	0.18%	0.25%	1.20%	12.20%	11.99%
2023	24	35.78	26.02	718	0.48%	0.25%	1.20%	20.37%	19.23%
2022	25	29.72	21.83	625	0.43%	0.25%	1.20%	25.52%	(40.12)%
2021	26	36.45	23.68	792	0.20%	0.25%	1.20%	68.98%	(17.86)%
BNY Mellon VIF Growth and Income Portfolio, Initial Shares
2025	3	169.31	169.31	449	0.45%	1.40%	1.40%	15.21%	15.21%
2024	3	146.95	146.95	421	0.54%	1.40%	1.40%	21.01%	21.01%
2023	3	121.44	121.44	406	0.66%	1.40%	1.40%	24.93%	24.93%
2022	3	101.49	97.21	289	0.77%	1.25%	1.40%	(4.00)%	(19.43)%
2021	4	120.64	105.72	412	0.47%	1.25%	1.55%	29.15%	8.72%
ClearBridge Variable Large Cap Growth Portfolio, Class II
2025	120	31.56	28.93	3,561	0.00%	0.20%	1.20%	8.14%	7.06%
2024	154	29.18	27.03	4,254	0.00%	0.20%	1.20%	27.31%	26.03%
2023	278	22.92	21.44	6,076	0.00%	0.20%	1.20%	43.38%	41.96%
2022	309	15.99	15.11	4,702	0.00%	0.20%	1.20%	(29.32)%	(36.26)%
2021	363	23.70	22.62	8,280	0.00%	0.20%	1.20%	25.93%	15.82%
ClearBridge Variable Mid Cap Portfolio, Class II
2025	38	17.06	15.91	638	0.01%	0.40%	1.20%	3.66%	2.84%
2024	43	16.46	15.48	691	0.33%	0.40%	1.20%	9.29%	8.41%
2023	66	15.06	14.27	969	0.02%	0.40%	1.20%	12.17%	11.28%
2022	78	13.42	12.83	1,024	0.09%	0.40%	1.20%	(22.99)%	(29.75)%
2021	83	18.26	17.43	1,473	0.03%	0.20%	1.20%	32.90%	23.18%
ClearBridge Variable Small Cap Growth Portfolio, Class II
2025	109	22.24	19.74	2,236	0.00%	0.20%	1.20%	8.75%	7.67%
2024	132	20.45	18.33	2,511	0.00%	0.20%	1.20%	4.03%	2.98%
2023	235	19.66	17.80	4,302	0.00%	0.20%	1.20%	7.91%	6.84%
2022	287	18.22	16.66	4,874	0.00%	0.20%	1.20%	(23.28)%	(35.69)%
2021	342	25.91	23.75	8,273	0.00%	0.20%	1.20%	18.20%	3.49%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios(b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Columbia VP Select Small Cap Value Fund, Class 2
2025	10	$27.97	$27.36	$286	0.00%	1.25%	1.40%	4.98%	4.82%
2024	11	26.65	26.10	278	0.00%	1.25%	1.40%	12.24%	12.07%
2023	15	23.74	23.29	348	0.00%	1.25%	1.40%	11.45%	11.28%
2022	14	21.30	20.93	297	0.00%	1.25%	1.40%	(13.23)%	(17.44)%
2021	15	25.35	24.55	381	0.00%	1.25%	1.55%	30.87%	24.87%
Columbia VP Seligman Global Technology Fund, Class 1
2025	91	114.82	112.30	10,283	0.00%	1.25%	1.40%	33.06%	32.86%
2024	104	86.30	84.53	8,797	0.00%	1.25%	1.40%	25.33%	25.14%
2023	111	68.86	67.55	7,502	0.00%	1.25%	1.40%	43.49%	43.27%
2022	121	47.99	47.15	5,713	0.00%	1.25%	1.40%	(30.35)%	(33.76)%
2021	129	71.17	68.90	9,028	0.40%	1.25%	1.55%	39.33%	32.93%
Columbia VP Seligman Global Technology Fund, Class 2
2025	2	248.62	239.22	398	0.00%	1.25%	1.40%	32.70%	32.50%
2024	2	187.35	180.54	366	0.00%	1.25%	1.40%	25.00%	24.81%
2023	2	149.88	144.65	283	0.00%	1.25%	1.40%	43.08%	42.86%
2022	2	104.75	101.25	160	0.00%	1.25%	1.40%	(28.14)%	(34.96)%
2021	2	155.66	145.77	248	0.29%	1.25%	1.55%	41.28%	28.26%
Columbia VP Small Cap Value Fund, Class 2
2025	1	39.49	25.88	33	0.98%	0.25%	1.00%	14.38%	13.52%
2024	1	34.53	22.80	29	0.55%	0.25%	1.00%	8.40%	7.59%
2023	1	31.85	21.19	26	0.43%	0.25%	1.00%	21.36%	20.46%
2022	1	26.24	17.59	22	0.49%	0.25%	1.00%	36.61%	(39.14)%
2021	1	28.90	19.21	24	0.51%	0.25%	1.20%	88.77%	(14.58)%
Columbia VP Strategic Income Fund, Class 2
2025	163	12.71	11.77	2,028	4.32%	0.20%	1.20%	6.95%	5.89%
2024	171	11.88	11.11	1,997	4.23%	0.20%	1.20%	4.30%	3.25%
2023	217	11.39	10.76	2,414	3.34%	0.20%	1.20%	8.98%	7.90%
2022	278	10.45	9.98	2,845	2.77%	0.20%	1.20%	(8.39)%	(15.74)%
2021	323	11.84	11.41	3,757	5.22%	0.20%	1.20%	4.23%	(2.23)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios(b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Delaware VIP International Series, Service Class
2024	-	$-	$-	$-	1.89%	1.20%	1.20%	1.48%	1.48%
2023	21	9.76	9.76	206	1.24%	1.20%	1.20%	11.93%	11.93%
2022	40	8.72	8.72	348	1.29%	1.20%	1.20%	(18.55)%	(19.38)%
2021	44	10.82	10.71	476	0.95%	0.20%	1.20%	6.39%	5.31%
Dimensional VA Equity Allocation Portfolio, Institutional
2025	44	24.15	23.81	1,067	2.11%	0.55%	0.75%	19.29%	19.05%
2024	44	20.24	20.00	895	1.92%	0.55%	0.75%	14.46%	5.47%
2023	44	17.69	17.69	781	2.22%	0.55%	0.55%	19.49%	19.49%
2022	44	14.80	14.80	654	1.80%	0.55%	0.55%	(13.65)%	(14.15)%
2021	44	17.24	17.14	762	2.16%	0.55%	0.75%	23.67%	22.96%
Dimensional VA Global Bond Portfolio, Institutional
2025	3	10.88	10.88	32	4.21%	0.55%	0.55%	3.78%	3.78%
2024	3	10.49	10.49	30	2.59%	0.55%	0.55%	4.80%	4.80%
2023	7	10.00	10.00	70	3.98%	0.55%	0.55%	4.48%	4.48%
2022	7	9.58	9.58	67	1.53%	0.55%	0.55%	(6.30)%	(6.85)%
2021	8	10.28	10.22	77	0.75%	0.55%	0.75%	(1.15)%	(2.20)%
Dimensional VA Global Moderate Allocation Portfolio, Institutional
2025	63	18.94	18.67	1,179	1.68%	0.55%	0.75%	14.05%	13.83%
2024	120	16.60	16.41	1,972	4.16%	0.55%	0.75%	11.37%	5.70%
2023	22	14.91	14.91	327	2.72%	0.55%	0.55%	14.10%	14.10%
2022	22	13.07	13.07	286	1.47%	0.55%	0.55%	(10.93)%	(11.47)%
2021	22	14.76	14.67	323	1.48%	0.55%	0.75%	13.63%	12.93%
Dimensional VA International Small Portfolio, Institutional
2025	23	16.66	14.71	353	3.32%	0.55%	1.55%	36.24%	34.88%
2024	43	12.23	10.91	495	2.79%	0.55%	1.55%	3.24%	2.21%
2023	67	11.84	10.67	754	2.88%	0.55%	1.55%	13.49%	12.36%
2022	87	10.44	9.50	871	2.53%	0.55%	1.55%	(10.88)%	(25.47)%
2021	94	12.74	11.71	1,156	2.59%	0.55%	1.55%	22.74%	4.74%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios(b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Dimensional VA International Value Portfolio, Institutional
2025	48	$19.82	$17.40	$879	4.16%	0.55%	1.55%	44.84%	43.40%
2024	76	13.69	12.13	989	3.55%	0.55%	1.55%	6.03%	4.97%
2023	99	12.91	11.56	1,226	4.55%	0.55%	1.55%	17.21%	16.05%
2022	118	11.01	9.96	1,236	3.85%	0.55%	1.55%	5.07%	(13.18)%
2021	125	11.47	10.48	1,365	3.96%	0.55%	1.55%	27.30%	7.38%
Dimensional VA Short-Term Fixed Portfolio, Institutional
2025	58	11.31	11.31	659	4.37%	0.55%	0.55%	3.76%	3.76%
2024	48	10.90	10.90	527	6.77%	0.55%	0.55%	4.90%	4.90%
2023	3	10.39	10.39	34	3.86%	0.55%	0.55%	4.41%	4.41%
2022	3	9.95	9.95	33	0.53%	0.55%	0.55%	(1.06)%	(1.74)%
2021	9	10.13	10.06	94	0.01%	0.55%	0.75%	(0.30)%	(1.37)%
Dimensional VA US Large Value Portfolio, Institutional
2025	142	19.76	16.95	2,632	1.84%	0.55%	1.55%	15.19%	14.05%
2024	183	17.15	14.86	2,968	1.87%	0.55%	1.55%	12.76%	11.63%
2023	225	15.21	13.32	3,255	2.02%	0.55%	1.55%	10.32%	9.22%
2022	272	13.79	12.19	3,563	2.18%	0.55%	1.55%	5.92%	(16.38)%
2021	298	14.58	13.02	4,155	1.75%	0.55%	1.55%	40.06%	12.82%
Dimensional VA US Targeted Value Portfolio, Institutional
2025	45	20.24	17.92	835	1.72%	0.55%	1.55%	8.35%	7.27%
2024	63	18.68	16.70	1,105	1.01%	0.55%	1.55%	7.54%	6.47%
2023	142	17.37	15.69	2,281	1.42%	0.55%	1.55%	19.38%	18.19%
2022	171	14.55	13.27	2,327	1.29%	0.55%	1.55%	3.41%	(13.07)%
2021	175	15.27	14.07	2,521	1.43%	0.55%	1.55%	49.27%	28.03%
DWS Capital Growth VIP, Class B
2024	-	-	-	-	0.00%	0.20%	1.20%	17.41%	16.86%
2023	34	27.04	25.27	1,435	0.00%	0.20%	1.20%	37.90%	36.53%
2022	62	19.61	24.24	1,924	0.00%	0.20%	1.20%	(27.68)%	(55.14)%
2021	65	54.02	27.11	2,888	0.00%	0.20%	1.20%	84.12%	16.50%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios(b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
DWS CROCI U.S. VIP, Class B
2024	-	$-	$-	$-	1.22%	0.25%	1.00%	9.81%	9.43%
2023	3	21.75	15.18	49	1.39%	0.25%	1.00%	20.07%	19.18%
2022	3	18.11	12.74	43	1.59%	0.25%	1.00%	20.68%	(40.85)%
2021	3	21.53	15.01	60	1.64%	0.25%	1.20%	78.97%	(12.22)%
DWS Global Small Cap VIP, Class B
2024	-	-	-	-	1.16%	0.25%	1.20%	(0.40)%	(0.84)%
2023	2	20.99	12.33	30	0.60%	0.25%	1.20%	23.89%	22.72%
2022	2	16.94	10.05	24	0.25%	0.25%	1.20%	26.25%	(55.17)%
2021	2	22.41	13.42	34	0.07%	0.20%	1.20%	89.27%	(31.53)%
DWS Small Mid Cap Value VIP, Class B
2025	12	29.52	19.59	356	0.56%	0.25%	1.00%	17.55%	16.67%
2024	12	25.11	16.79	303	0.81%	0.25%	1.00%	5.53%	4.73%
2023	12	23.79	16.03	289	0.80%	0.25%	1.00%	14.30%	13.45%
2022	12	20.82	14.13	257	0.46%	0.25%	1.00%	24.36%	(43.23)%
2021	12	24.89	16.74	307	0.86%	0.25%	1.20%	88.28%	(12.72)%
Eaton Vance VT Floating-Rate Income Fund, Initial Class
2025	234	13.91	13.26	3,215	6.74%	0.20%	1.20%	3.75%	2.71%
2024	305	13.41	12.91	4,040	7.91%	0.20%	1.20%	7.46%	6.39%
2023	422	12.48	12.14	5,185	8.18%	0.20%	1.20%	10.99%	9.89%
2022	802	11.24	11.05	8,946	4.63%	0.20%	1.20%	(2.00)%	(8.94)%
2021	786	12.13	11.47	9,089	2.87%	0.20%	1.20%	8.01%	2.41%
Empower Aggressive Profile Fund, Investor Class
2025	213	21.86	20.04	4,446	1.82%	0.20%	1.20%	17.19%	16.02%
2024	259	18.65	17.27	4,635	2.90%	0.20%	1.20%	11.72%	10.60%
2023	346	16.69	15.62	5,530	2.83%	0.20%	1.20%	16.71%	15.55%
2022	489	14.30	13.52	6,718	1.53%	0.20%	1.20%	(11.26)%	(20.03)%
2021	538	16.90	16.12	8,772	5.36%	0.20%	1.20%	23.72%	13.76%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios(b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Empower Ariel Mid Cap Value Fund, Investor Class
2024	-	$-	$-	$-	6.05%	0.20%	1.20%	6.13%	5.26%
2023	69	15.97	14.90	1,176	2.39%	0.20%	1.20%	10.23%	9.13%
2022	85	14.49	13.65	1,302	4.88%	0.20%	1.20%	(8.72)%	(57.62)%
2021	110	32.21	15.87	1,910	2.26%	0.20%	1.20%	153.02%	19.86%
Empower Bond Index Fund, Investor Class
2025	1,084	11.11	10.22	11,998	2.44%	0.20%	1.20%	6.40%	5.35%
2024	1,371	10.44	9.70	14,261	2.25%	0.20%	1.20%	0.62%	(0.39)%
2023	1,541	10.37	9.74	15,841	2.05%	0.20%	1.20%	4.81%	3.77%
2022	1,516	9.90	9.38	14,866	1.15%	0.20%	1.20%	(10.01)%	(24.40)%
2021	1,771	12.41	11.00	20,202	0.80%	0.20%	1.20%	6.07%	(6.78)%
Empower Conservative Profile Fund, Class L
2025	295	13.83	12.68	3,795	1.96%	0.20%	1.20%	7.77%	6.70%
2024	305	12.44	11.89	3,665	1.64%	0.20%	1.20%	1.39%	3.54%
2023	537	12.27	11.48	6,251	1.99%	0.20%	1.20%	7.82%	6.75%
2022	630	11.38	10.76	6,853	1.08%	0.20%	1.20%	(6.08)%	(15.31)%
2021	718	12.70	12.12	8,766	1.52%	0.20%	1.20%	9.86%	1.08%
Empower Conservative Profile Fund, Investor Class
2025	603	14.12	12.94	8,182	2.56%	0.20%	1.20%	7.97%	6.90%
2024	657	13.08	12.11	8,270	2.98%	0.20%	1.20%	4.88%	3.83%
2023	676	12.47	11.66	8,089	2.88%	0.20%	1.20%	8.03%	6.96%
2022	763	11.54	10.90	8,495	1.59%	0.20%	1.20%	(5.79)%	(15.08)%
2021	1,193	12.84	12.25	14,827	2.39%	0.20%	1.20%	10.12%	1.24%
Empower Core Bond Fund, Investor Class
2025	806	11.49	10.69	9,383	3.54%	0.20%	1.20%	6.54%	5.48%
2024	561	10.79	10.14	6,181	2.89%	0.20%	1.20%	1.32%	0.31%
2023	617	10.65	10.11	6,704	2.24%	0.20%	1.20%	5.99%	4.94%
2022	684	10.05	9.63	6,984	1.12%	0.20%	1.20%	(12.04)%	(26.55)%
2021	806	13.11	11.42	9,636	0.79%	0.20%	1.20%	11.57%	(4.91)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios(b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Empower Emerging Markets Equity Fund, Investor Class
2025	27	$14.02	$12.99	$366	1.07%	0.20%	1.20%	32.52%	31.20%
2024	48	10.58	9.90	502	1.18%	0.20%	1.20%	9.63%	8.53%
2023	70	9.65	9.12	669	1.92%	0.20%	1.20%	9.45%	8.37%
2022	91	8.82	8.42	789	1.20%	0.20%	1.20%	(19.60)%	(26.03)%
2021	86	11.38	10.97	962	1.34%	0.20%	1.20%	(2.07)%	(8.05)%
Empower Global Bond Fund, Investor Class
2025	147	9.79	8.61	1,412	2.92%	0.20%	1.20%	7.32%	6.25%
2024	193	9.13	8.10	1,724	2.12%	0.20%	1.20%	(1.07)%	(2.06)%
2023	302	9.23	8.27	2,631	0.87%	0.20%	1.20%	4.92%	3.88%
2022	388	8.79	7.96	3,232	0.76%	0.20%	1.20%	(5.97)%	(31.01)%
2021	440	11.54	9.35	4,333	0.07%	0.20%	1.20%	13.03%	(15.46)%
Empower Government Money Market Fund, Investor Class
2024	-	-	-	-	2.26%	0.20%	1.20%	2.18%	1.72%
2023	4,395	10.84	9.93	45,713	4.44%	0.20%	1.20%	4.33%	3.30%
2022	5,312	10.39	9.62	53,115	1.28%	0.20%	1.20%	10.30%	(6.55)%
2021	4,098	10.29	9.42	40,446	0.01%	0.20%	1.20%	5.76%	(8.63)%
Empower High Yield Bond Fund, Investor Class
2025	36	15.20	14.65	562	3.42%	0.20%	1.20%	8.74%	7.66%
2024	61	13.97	13.61	872	3.83%	0.20%	1.20%	7.42%	6.35%
2023	77	13.01	12.79	1,004	5.16%	0.20%	1.20%	10.91%	9.81%
2022	117	11.73	11.65	1,385	3.09%	0.20%	1.20%	(11.08)%	(35.63)%
2021	139	18.10	13.19	1,873	3.04%	0.20%	1.20%	38.70%	2.41%
Empower Inflation-Protected Securities Fund, Investor Class
2025	21	12.30	11.40	255	3.23%	0.20%	1.20%	6.53%	5.47%
2024	30	11.55	10.80	336	3.24%	0.20%	1.20%	2.59%	1.57%
2023	45	11.26	10.64	485	3.98%	0.20%	1.20%	4.55%	3.51%
2022	59	10.77	10.28	621	4.97%	0.20%	1.20%	(5.71)%	(13.27)%
2021	62	11.85	11.42	713	2.33%	0.20%	1.20%	7.43%	0.79%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios(b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Empower International Growth Fund, Investor Class
2025	46	$17.77	$14.42	$705	0.00%	0.20%	1.20%	11.33%	10.22%
2024	56	15.97	14.62	768	0.97%	0.20%	1.20%	3.85%	9.25%
2023	91	15.37	13.38	1,230	0.00%	0.20%	1.20%	16.31%	15.16%
2022	149	13.22	11.62	1,707	0.00%	0.20%	1.20%	(17.70)%	(54.43)%
2021	185	25.50	16.06	3,059	0.13%	0.20%	1.20%	58.19%	(10.63)%
Empower International Index Fund, Investor Class
2025	474	20.55	16.85	9,805	2.26%	0.20%	1.20%	30.66%	29.36%
2024	666	15.73	13.03	10,464	1.92%	0.20%	1.20%	2.71%	1.69%
2023	752	15.32	12.81	11,317	2.13%	0.20%	1.20%	17.28%	16.12%
2022	949	13.06	11.03	11,992	1.56%	0.20%	1.20%	(0.31)%	(45.25)%
2021	1,129	20.15	13.10	16,726	2.16%	0.20%	1.20%	64.89%	(5.69)%
Empower International Value Fund, Investor Class
2025	163	22.86	20.72	4,054	1.55%	0.20%	1.20%	38.82%	37.45%
2024	185	16.47	17.82	3,300	1.54%	0.20%	1.20%	5.25%	10.53%
2023	227	15.65	16.12	3,808	1.35%	0.20%	1.20%	17.79%	16.62%
2022	281	13.28	13.83	3,924	1.11%	0.20%	1.20%	(10.25)%	(40.46)%
2021	320	23.22	14.80	5,242	1.58%	0.20%	1.20%	54.18%	4.30%
Empower Large Cap Growth Fund, Investor Class
2025	161	43.67	41.00	6,955	0.00%	0.20%	1.20%	13.75%	12.62%
2024	176	38.39	36.41	6,653	0.00%	0.20%	1.20%	25.19%	23.94%
2023	208	30.67	29.38	6,270	0.10%	0.20%	1.20%	33.31%	31.99%
2022	248	23.00	22.26	5,618	0.36%	0.20%	1.20%	(21.52)%	(28.07)%
2021	266	30.94	29.31	7,874	0.86%	0.20%	1.20%	26.03%	17.85%
Empower Large Cap Value Fund, Investor Class
2025	169	20.14	18.93	3,293	0.14%	0.20%	1.20%	16.69%	15.53%
2024	210	17.26	16.39	3,519	0.07%	0.20%	1.20%	15.15%	13.99%
2023	245	14.99	14.38	3,563	0.03%	0.20%	1.20%	12.05%	10.94%
2022	448	13.38	12.96	5,871	0.05%	0.20%	1.20%	(1.64)%	(6.77)%
2021	442	13.90	13.60	6,042	0.37%	0.20%	1.20%	27.29%	23.08%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios(b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Empower Lifetime 2015 Fund, Investor Class
2025	55	$16.99	$16.12	$917	2.58%	0.25%	0.40%	9.87%	9.71%
2024	58	14.53	14.39	874	2.45%	0.20%	1.20%	3.36%	6.26%
2023	67	14.06	13.54	948	2.80%	0.20%	1.20%	10.11%	9.02%
2022	81	12.77	12.42	1,047	1.85%	0.20%	1.20%	(10.89)%	(17.85)%
2021	112	15.12	14.33	1,645	2.13%	0.20%	1.20%	13.09%	6.38%
Empower Lifetime 2020 Fund, Investor Class
2025	24	16.98	16.14	403	2.73%	0.20%	1.20%	10.47%	9.37%
2024	25	15.37	14.76	379	1.42%	0.20%	1.20%	6.73%	5.67%
2023	85	14.40	13.97	1,213	2.22%	0.20%	1.20%	10.75%	9.65%
2022	191	13.01	12.74	2,446	1.86%	0.20%	1.20%	(12.18)%	(18.50)%
2021	263	15.63	14.81	3,900	2.28%	0.20%	1.20%	13.84%	7.79%
Empower Lifetime 2025 Fund, Investor Class
2025	76	17.83	16.95	1,339	2.38%	0.20%	1.20%	11.48%	10.37%
2024	78	15.99	15.36	1,244	1.36%	0.20%	1.20%	7.11%	6.04%
2023	202	14.93	14.48	3,011	2.08%	0.20%	1.20%	11.69%	10.58%
2022	334	13.37	13.10	4,456	1.62%	0.20%	1.20%	(13.09)%	(19.35)%
2021	378	16.24	15.38	5,890	2.11%	0.20%	1.20%	14.93%	8.77%
Empower Lifetime 2030 Fund, Investor Class
2025	104	18.91	18.20	1,919	2.41%	0.20%	1.20%	12.75%	11.62%
2024	114	16.78	16.30	1,867	2.72%	0.20%	1.20%	7.85%	6.77%
2023	126	15.56	15.27	1,939	2.35%	0.20%	1.20%	12.84%	11.72%
2022	164	13.79	13.67	2,249	1.79%	0.20%	1.20%	(13.95)%	(20.04)%
2021	183	17.09	16.02	2,970	2.48%	0.20%	1.20%	16.34%	10.25%
Empower Lifetime 2035 Fund, Investor Class
2025	28	20.27	19.45	574	2.03%	0.20%	1.20%	14.12%	12.99%
2024	28	17.77	17.21	511	0.96%	0.20%	1.20%	8.98%	7.88%
2023	115	16.30	15.95	1,949	1.99%	0.20%	1.20%	14.17%	13.04%
2022	122	14.28	14.11	1,811	1.39%	0.20%	1.20%	(14.95)%	(21.03)%
2021	141	17.87	16.79	2,470	2.17%	0.20%	1.20%	18.34%	12.16%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios(b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Empower Lifetime 2040 Fund, Investor Class
2025	21	$21.41	$20.79	$448	2.29%	0.20%	1.20%	15.45%	14.30%
2024	22	18.55	18.19	392	2.51%	0.20%	1.20%	9.96%	8.86%
2023	10	16.87	16.71	175	1.86%	0.20%	1.20%	15.50%	14.35%
2022	16	14.60	14.61	237	1.62%	0.20%	1.20%	(15.63)%	(21.62)%
2021	17	18.64	17.31	307	3.17%	0.20%	1.20%	20.03%	13.73%
Empower Lifetime 2045 Fund, Investor Class
2025	6	23.38	18.55	139	1.72%	0.25%	1.20%	16.42%	0.29%
2024	7	20.09	18.50	130	1.22%	0.25%	1.20%	10.54%	9.49%
2023	20	18.17	16.89	344	0.92%	0.25%	1.20%	16.44%	15.34%
2022	72	14.77	14.65	1,067	1.36%	0.20%	1.20%	(16.14)%	(22.14)%
2021	71	18.81	17.61	1,264	2.22%	0.20%	1.20%	21.04%	14.65%
Empower Lifetime 2050 Fund, Investor Class
2025	30	22.43	21.79	663	2.05%	0.20%	1.20%	17.02%	15.86%
2024	31	19.16	18.80	594	2.39%	0.20%	1.20%	10.92%	9.81%
2023	32	17.28	17.12	550	2.19%	0.20%	1.20%	16.82%	15.66%
2022	34	14.79	14.81	506	1.51%	0.20%	1.20%	(16.30)%	(22.24)%
2021	41	19.04	17.67	732	3.17%	0.20%	1.20%	21.12%	14.81%
Empower Lifetime 2055 Fund, Investor Class
2025	11	22.01	21.55	229	1.01%	0.40%	1.20%	17.24%	16.30%
2024	12	18.77	18.53	217	0.79%	0.40%	1.20%	10.65%	9.76%
2023	26	16.97	16.88	439	1.15%	0.40%	1.20%	16.59%	15.66%
2022	53	14.55	14.59	767	0.96%	0.40%	1.20%	(17.46)%	(22.42)%
2021	59	18.81	17.63	1,056	1.12%	0.20%	1.20%	21.04%	14.70%
Empower Mid Cap Value Fund, Investor Class
2025	106	20.05	20.42	2,189	4.34%	0.20%	1.20%	8.11%	7.03%
2024	115	18.55	19.08	2,199	10.02%	0.20%	1.20%	15.45%	14.29%
2023	91	16.07	16.69	1,518	0.40%	0.20%	1.20%	14.92%	13.78%
2022	151	13.98	14.67	2,213	0.61%	0.20%	1.20%	(11.06)%	(17.63)%
2021	172	17.81	15.72	2,885	16.08%	0.20%	1.20%	34.62%	28.64%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios(b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Empower Moderate Profile Fund, Class L
2025	4,650	$16.95	$15.54	$72,867	0.84%	0.20%	1.20%	11.48%	10.37%
2024	6,034	15.20	14.08	85,494	1.02%	0.20%	1.20%	7.40%	6.33%
2023	8,677	14.16	13.24	115,392	1.83%	0.20%	1.20%	11.42%	10.31%
2022	10,996	12.71	12.00	132,411	1.77%	0.20%	1.20%	(8.13)%	(17.15)%
2021	11,895	14.49	13.83	164,924	1.92%	0.20%	1.20%	15.46%	6.22%
Empower Moderate Profile Fund, Investor Class
2025	2,574	17.32	15.88	41,494	2.18%	0.20%	1.20%	11.74%	10.63%
2024	3,063	15.50	14.36	44,525	2.76%	0.20%	1.20%	7.73%	6.65%
2023	3,976	14.39	13.46	54,069	3.26%	0.20%	1.20%	11.71%	10.60%
2022	5,289	12.88	12.17	64,814	2.18%	0.20%	1.20%	(7.98)%	(17.03)%
2021	6,344	14.67	14.00	89,306	3.33%	0.20%	1.20%	15.97%	6.63%
Empower Moderately Aggressive Profile Fund, Investor Class
2025	585	18.76	17.20	10,597	1.97%	0.20%	1.20%	13.57%	12.44%
2024	679	16.52	15.30	10,822	2.84%	0.20%	1.20%	9.12%	8.03%
2023	896	15.14	14.16	13,020	2.15%	0.20%	1.20%	13.38%	12.25%
2022	1,067	13.35	12.62	13,736	1.49%	0.20%	1.20%	(9.10)%	(18.07)%
2021	1,251	15.40	14.69	18,673	4.39%	0.20%	1.20%	18.28%	8.81%
Empower Moderately Conservative Profile Fund, Class L
2025	728	15.26	13.99	10,282	1.74%	0.20%	1.20%	9.52%	8.43%
2024	937	13.94	12.91	12,223	1.71%	0.20%	1.20%	6.06%	5.00%
2023	1,348	13.14	12.29	16,723	2.21%	0.20%	1.20%	9.40%	8.31%
2022	1,642	12.01	11.35	18,775	1.17%	0.20%	1.20%	(6.97)%	(16.07)%
2021	1,754	13.52	12.91	22,777	2.28%	0.20%	1.20%	12.67%	3.69%
Empower Moderately Conservative Profile Fund, Investor Class
2025	966	15.60	14.30	14,193	2.13%	0.20%	1.20%	9.81%	8.72%
2024	1,186	14.21	13.16	16,025	2.66%	0.20%	1.20%	6.23%	5.17%
2023	1,370	13.37	12.51	17,469	2.96%	0.20%	1.20%	9.68%	8.59%
2022	1,712	12.19	11.52	19,991	1.68%	0.20%	1.20%	(6.71)%	(15.91)%
2021	1,942	13.70	13.07	25,655	3.02%	0.20%	1.20%	13.04%	3.90%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios(b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Empower Multi-Sector Bond Fund, Investor Class
2025	298	$13.50	$12.83	$4,364	3.45%	0.20%	1.20%	7.77%	6.70%
2024	296	12.52	12.02	3,914	3.24%	0.20%	1.20%	4.93%	3.88%
2023	388	11.93	11.57	4,827	2.95%	0.20%	1.20%	7.67%	6.60%
2022	539	11.08	10.86	6,207	2.20%	0.20%	1.20%	(10.61)%	(34.21)%
2021	653	16.50	12.40	8,480	2.34%	0.20%	1.20%	32.64%	(0.40)%
Empower Real Estate Index Fund, Investor Class
2025	172	13.92	16.54	2,535	1.57%	0.20%	1.20%	2.95%	1.93%
2024	189	13.52	16.23	2,680	2.43%	0.20%	1.20%	7.33%	6.25%
2023	244	12.60	15.28	3,220	1.65%	0.20%	1.20%	13.08%	11.96%
2022	380	11.14	13.64	4,469	1.60%	0.20%	1.20%	(25.79)%	(28.60)%
2021	496	19.11	15.01	7,932	0.62%	0.20%	1.20%	45.21%	42.55%
Empower S&P 500 Index Fund, Investor Class
2025	2,420	33.36	39.51	89,197	0.29%	0.20%	1.20%	17.07%	15.90%
2024	2,763	28.50	34.09	86,771	0.53%	0.20%	1.20%	24.08%	22.84%
2023	3,333	22.97	27.75	84,332	0.44%	0.20%	1.20%	25.36%	24.12%
2022	4,244	18.32	22.36	85,278	0.36%	0.20%	1.20%	(17.88)%	(46.66)%
2021	5,130	41.92	22.31	126,282	0.37%	0.20%	1.20%	91.07%	26.62%
Empower S&P Mid Cap 400 Index Fund, Investor Class
2025	522	21.43	25.02	12,473	1.44%	0.20%	1.20%	6.72%	5.66%
2024	573	20.08	23.68	12,830	0.98%	0.20%	1.20%	13.04%	11.91%
2023	839	17.76	21.16	16,307	0.44%	0.20%	1.20%	15.53%	14.38%
2022	1,204	15.38	18.50	20,215	0.42%	0.20%	1.20%	(12.84)%	(45.78)%
2021	1,467	34.12	17.64	28,567	1.39%	0.20%	1.20%	92.99%	22.50%
Empower S&P Small Cap 600 Index Fund, Investor Class
2025	555	18.91	19.81	12,127	2.20%	0.20%	1.20%	5.34%	4.30%
2024	651	17.95	18.99	13,499	0.72%	0.20%	1.20%	7.72%	6.65%
2023	891	16.66	17.81	16,979	0.53%	0.20%	1.20%	15.24%	14.09%
2022	1,275	14.46	15.61	21,322	0.46%	0.20%	1.20%	(15.82)%	(55.81)%
2021	1,626	35.32	17.18	32,282	2.04%	0.20%	1.20%	103.46%	24.40%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios(b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Empower SecureFoundation Balanced Fund, Class L
2025	9,206	$18.06	$17.67	$160,536	2.92%	0.20%	1.20%	12.44%	11.32%
2024	11,590	16.06	16.94	181,299	2.20%	0.20%	1.20%	7.67%	8.62%
2023	15,247	14.92	15.60	223,429	2.19%	0.20%	1.20%	12.67%	11.55%
2022	18,857	13.24	13.98	247,533	1.59%	0.20%	1.20%	(12.73)%	(37.30)%
2021	21,444	22.30	15.17	333,517	2.00%	0.20%	1.20%	47.00%	7.74%
Empower Short Duration Bond Fund, Investor Class
2025	315	12.34	11.24	3,862	2.23%	0.20%	1.20%	5.08%	4.04%
2024	519	11.74	10.81	6,058	3.87%	0.20%	1.20%	4.03%	2.99%
2023	752	11.29	10.49	8,380	2.31%	0.20%	1.20%	5.46%	4.41%
2022	631	10.70	10.05	6,643	1.48%	0.20%	1.20%	0.88%	(16.86)%
2021	672	12.09	10.61	7,412	1.00%	0.20%	1.20%	12.47%	(5.52)%
Empower Small Cap Growth Fund, Investor Class
2025	25	23.62	23.81	610	0.37%	0.20%	1.20%	7.60%	6.53%
2024	32	21.95	22.36	734	0.26%	0.20%	1.20%	10.27%	9.17%
2023	152	19.91	20.48	3,054	0.00%	0.20%	1.20%	15.53%	14.38%
2022	61	17.23	17.90	1,093	0.52%	0.20%	1.20%	(24.76)%	(30.12)%
2021	75	25.62	22.90	1,831	6.09%	0.20%	1.20%	18.61%	12.42%
Empower Small Cap Value Fund, Investor Class
2025	139	18.13	18.92	2,704	0.00%	0.20%	1.20%	3.87%	2.84%
2024	161	17.45	20.32	2,952	0.00%	0.20%	1.20%	7.99%	6.91%
2023	170	16.16	19.29	2,974	0.05%	0.20%	1.20%	17.58%	16.41%
2022	220	13.74	16.57	3,287	0.05%	0.20%	1.20%	(9.28)%	(43.88)%
2021	262	29.53	15.15	4,327	3.59%	0.20%	1.20%	104.50%	29.05%
Empower T. Rowe Price Mid Cap Growth Fund, Investor Class
2025	285	23.22	21.48	6,685	0.00%	0.20%	1.20%	2.78%	1.76%
2024	364	22.59	26.68	8,395	0.00%	0.20%	1.20%	8.83%	7.74%
2023	508	20.76	24.94	10,678	0.00%	0.20%	1.20%	19.68%	18.49%
2022	708	17.35	21.05	12,610	0.02%	0.20%	1.20%	(19.99)%	(51.08)%
2021	867	43.03	21.68	20,156	0.18%	0.20%	1.20%	76.93%	10.39%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios(b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Empower U.S. Government Securities Fund, Investor Class
2025	135	$10.94	$10.00	$1,471	3.19%	0.20%	1.20%	6.39%	5.33%
2024	119	10.28	9.50	1,212	2.29%	0.20%	1.20%	0.55%	(0.45)%
2023	179	10.22	9.54	1,796	2.40%	0.20%	1.20%	4.24%	3.20%
2022	258	9.81	9.24	2,467	1.37%	0.20%	1.20%	(7.83)%	(22.85)%
2021	269	11.98	10.64	2,949	0.62%	0.20%	1.20%	8.91%	(7.07)%
Federated Hermes High Income Bond Fund II, Service Shares
2025	18	13.93	12.77	246	6.26%	0.20%	1.20%	7.97%	6.89%
2024	23	12.90	11.94	284	6.20%	0.20%	1.20%	5.64%	4.58%
2023	57	12.21	11.42	671	5.30%	0.20%	1.20%	12.25%	11.13%
2022	66	10.88	10.28	698	5.59%	0.20%	1.20%	(7.90)%	(16.92)%
2021	86	12.37	11.81	1,040	4.60%	0.20%	1.20%	8.13%	(0.51)%
Fidelity VIP Asset Manager 50% Portfolio, Initial Class
2025	13	83.64	79.19	1,030	2.33%	1.25%	1.40%	13.56%	13.39%
2024	17	73.65	69.84	1,188	2.38%	1.25%	1.40%	7.14%	6.98%
2023	18	68.74	65.29	1,198	2.37%	1.25%	1.40%	11.54%	11.38%
2022	19	61.63	58.62	1,108	2.02%	1.25%	1.40%	(6.30)%	(20.10)%
2021	21	73.36	65.77	1,494	1.58%	1.25%	1.55%	13.79%	(2.68)%
Fidelity VIP Balanced Portfolio, Service Class 2
2025	857	24.12	22.12	19,956	1.36%	0.20%	1.20%	14.73%	13.59%
2024	1,291	21.02	19.47	26,317	1.62%	0.20%	1.20%	15.40%	14.24%
2023	2,005	18.22	17.04	35,435	1.48%	0.20%	1.20%	20.99%	19.79%
2022	2,488	15.06	14.23	36,458	1.03%	0.20%	1.20%	(14.45)%	(22.85)%
2021	2,854	18.44	17.60	51,465	0.74%	0.20%	1.20%	22.12%	12.39%
Fidelity VIP Contrafund Portfolio, Initial Class
2025	6	258.91	247.16	1,420	0.13%	1.25%	1.40%	19.97%	19.79%
2024	7	215.81	206.32	1,497	0.18%	1.25%	1.40%	32.12%	31.92%
2023	9	163.34	156.39	1,435	0.49%	1.25%	1.40%	31.80%	31.60%
2022	9	123.93	118.84	1,144	0.50%	1.25%	1.40%	(21.02)%	(30.22)%
2021	10	170.30	156.91	1,649	0.06%	1.25%	1.55%	31.26%	16.32%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios(b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Fidelity VIP Government Money Market Portfolio, Initial Class
2025	2,139	$10.70	$15.71	$22,785	4.07%	0.20%	1.40%	3.93%	2.69%
2024	3,001	10.30	15.30	30,852	4.81%	0.20%	1.40%	2.77%	3.64%
2023	45	15.39	14.76	666	4.81%	1.25%	1.40%	3.59%	3.44%
2022	39	14.85	14.27	564	1.52%	1.25%	1.40%	21.74%	(3.77)%
2021	35	14.83	12.20	505	0.01%	1.25%	1.55%	2.49%	(18.72)%
Fidelity VIP Growth Opportunities Portfolio, Initial Class
2025	2	195.95	187.05	386	0.00%	1.25%	1.40%	20.43%	20.25%
2024	2	162.70	155.54	349	0.00%	1.25%	1.40%	37.16%	36.95%
2023	2	118.63	113.58	269	0.00%	1.25%	1.40%	43.85%	43.63%
2022	4	82.47	79.08	290	0.00%	1.25%	1.40%	(33.91)%	(41.43)%
2021	6	135.01	124.77	795	0.00%	1.25%	1.55%	14.95%	2.17%
Fidelity VIP Growth Portfolio, Initial Class
2025	10	473.23	446.13	4,589	0.29%	1.25%	1.40%	13.47%	13.30%
2024	11	417.04	393.75	4,387	0.00%	1.25%	1.40%	28.76%	28.57%
2023	12	323.88	306.26	3,627	0.13%	1.25%	1.40%	34.55%	34.35%
2022	13	240.72	227.96	2,883	0.62%	1.25%	1.40%	(16.60)%	(29.35)%
2021	13	322.65	288.63	3,978	0.00%	1.25%	1.55%	28.11%	8.86%
Fidelity VIP High Income Portfolio, Initial Class
2025	2	75.11	75.11	125	6.53%	1.40%	1.40%	8.83%	8.83%
2024	2	69.58	69.02	118	5.92%	1.25%	1.40%	2.27%	7.45%
2023	2	68.03	64.23	118	4.97%	1.25%	1.40%	9.11%	8.95%
2022	2	62.36	53.38	135	5.03%	1.25%	1.55%	1.94%	(25.07)%
2021	2	71.24	61.17	163	5.15%	1.25%	1.55%	19.73%	(11.46)%
Fidelity VIP Index 500 Portfolio, Initial Class
2025	2	985.60	937.47	1,572	1.15%	1.25%	1.40%	16.31%	16.14%
2024	2	847.36	807.19	1,431	1.26%	1.25%	1.40%	23.34%	23.15%
2023	2	687.02	655.44	1,533	1.42%	1.25%	1.40%	24.63%	24.45%
2022	3	551.24	478.36	1,498	1.44%	1.25%	1.55%	(7.20)%	(29.91)%
2021	3	682.46	594.01	1,968	1.26%	1.25%	1.55%	45.45%	10.52%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios(b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Fidelity VIP International Capital Appreciation Portfolio, Service Class 2
2025	224	$21.84	$20.03	$4,818	0.74%	0.20%	1.20%	18.12%	16.95%
2024	132	18.49	17.12	2,359	0.57%	0.20%	1.20%	7.71%	6.63%
2023	164	17.17	16.06	2,712	0.14%	0.20%	1.20%	26.93%	25.67%
2022	213	13.53	12.78	2,775	0.08%	0.20%	1.20%	(23.19)%	(30.77)%
2021	276	18.46	17.61	4,945	0.00%	0.20%	1.20%	16.10%	6.73%
Fidelity VIP Investment Grade Bond Portfolio, Initial Class
2025	4	37.00	35.28	133	3.58%	1.25%	1.40%	5.89%	5.73%
2024	4	34.94	33.37	130	3.46%	1.25%	1.40%	0.52%	0.37%
2023	4	34.76	33.24	134	2.24%	1.25%	1.40%	4.89%	4.73%
2022	6	33.14	31.74	201	2.23%	1.25%	1.40%	(10.38)%	(19.74)%
2021	7	39.55	36.98	245	2.03%	1.25%	1.55%	4.82%	(5.86)%
Fidelity VIP Overseas Portfolio, Initial Class
2025	2	68.57	64.67	135	1.48%	1.25%	1.40%	18.90%	18.72%
2024	1	57.67	54.47	80	1.64%	1.25%	1.40%	3.74%	3.58%
2023	1	55.59	52.59	79	0.92%	1.25%	1.40%	19.01%	18.84%
2022	2	46.71	44.25	87	1.04%	1.25%	1.40%	(16.86)%	(29.34)%
2021	2	62.63	56.18	136	0.54%	1.25%	1.55%	24.39%	6.04%
First Trust/Dow Jones Dividend & Income Allocation Portfolio, Class I
2025	33	16.14	14.80	490	2.31%	0.20%	1.20%	5.09%	4.05%
2024	42	15.36	14.23	597	2.17%	0.20%	1.20%	5.80%	4.74%
2023	75	14.52	13.58	1,017	1.80%	0.20%	1.20%	10.29%	9.19%
2022	189	13.16	12.44	2,351	1.34%	0.20%	1.20%	(8.20)%	(17.18)%
2021	234	15.02	14.34	3,355	0.95%	0.20%	1.20%	16.16%	6.94%
Franklin Income VIP Fund, Class 4
2025	243	17.27	16.47	4,055	4.76%	0.20%	1.20%	12.21%	11.09%
2024	298	15.39	14.83	4,449	4.80%	0.20%	1.20%	6.86%	5.79%
2023	401	14.40	14.02	5,651	4.76%	0.20%	1.20%	8.33%	7.26%
2022	793	13.29	13.07	10,388	4.99%	0.20%	1.20%	(4.03)%	(9.37)%
2021	720	14.42	13.85	10,111	4.50%	0.20%	1.20%	18.59%	14.27%

	As of December 31					For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios(b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
Goldman Sachs VIT Large Cap Value Fund, Institutional Class
2025	8		$39.45	$37.83	$314	1.13%	1.25%	1.40%	9.51%	9.34%
2024	8		36.03	34.60	287	1.54%	1.25%	1.40%	15.63%	15.46%
2023	8		31.16	29.97	251	1.78%	1.25%	1.40%	11.61%	11.45%
2022	8		27.91	26.89	229	1.35%	1.25%	1.40%	(0.63)%	(10.94)%
2021	9		30.19	28.09	252	1.30%	1.25%	1.55%	26.90%	14.09%
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio
2025	-		-	-	-	0.00%	0.20%	1.20%	(0.84)%	(1.11)%
2024	31		12.06	10.32	327	1.60%	0.20%	1.20%	2.91%	1.88%
2023	62		11.72	10.13	643	4.15%	0.20%	1.20%	7.32%	6.25%
2022	128		10.92	9.53	1,235	3.23%	0.20%	1.20%	5.70%	(18.67)%
2021	139		11.72	10.33	1,451	1.30%	0.20%	1.20%	16.85%	(7.93)%
Goldman Sachs VIT Strategic Growth Fund, Institutional Class
2024	0	*	66.00	66.00	29	0.00%	1.40%	1.40%	(4.23)%	(4.23)%
2023	-		-	-	-	0.00%	1.25%	1.55%	40.18%	39.77%
2022	0	*	-	-	-	0.00%	1.25%	1.55%	(33.35)%	(33.55)%
2021	-		56.25	52.39	4	0.00%	1.25%	1.55%	24.58%	16.04%
Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Class
2025	1		65.39	62.68	76	0.73%	1.25%	1.40%	14.31%	14.14%
2024	1		57.20	54.92	67	0.67%	1.25%	1.40%	26.72%	26.53%
2023	1		45.14	43.40	52	0.71%	1.25%	1.40%	22.27%	22.09%
2022	1		36.92	35.55	43	0.79%	1.25%	1.40%	(14.80)%	(23.66)%
2021	1		46.57	43.33	57	0.83%	1.25%	1.55%	32.30%	18.91%
Goldman Sachs VIT U.S. Equity Insights Fund, Service Class
2025	42		31.53	31.07	1,309	0.39%	0.20%	1.20%	15.26%	14.11%
2024	77		27.36	27.23	2,131	0.41%	0.20%	1.20%	27.75%	26.47%
2023	107		21.41	21.53	2,310	0.40%	0.20%	1.20%	23.34%	22.12%
2022	144		17.36	17.63	2,527	0.57%	0.20%	1.20%	(19.25)%	(25.01)%
2021	185		23.51	21.50	4,096	0.58%	0.20%	1.20%	34.65%	27.52%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios(b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Invesco V.I. Core Equity Fund, Series II
2025	4	$41.40	$27.59	$122	0.25%	0.25%	1.00%	15.60%	14.73%
2024	10	35.82	24.05	256	0.50%	0.25%	1.00%	24.97%	24.04%
2023	10	28.66	19.39	207	0.49%	0.25%	1.00%	22.78%	21.86%
2022	10	23.34	15.91	170	0.63%	0.25%	1.00%	(20.96)%	(10.32)%
2021	10	29.53	17.74	218	0.41%	0.25%	1.20%	86.31%	(23.67)%
Invesco V.I. Core Plus Bond Fund, Series II
2025	20	10.97	10.63	213	3.27%	0.20%	1.20%	6.75%	5.74%
2024	32	10.27	10.05	326	2.43%	0.20%	1.00%	2.52%	1.70%
2023	97	10.02	9.89	961	2.08%	0.20%	1.00%	5.64%	4.80%
2022	152	9.49	9.43	1,433	0.83%	0.20%	1.00%	(5.15)%	(5.66)%
Invesco V.I. EQV International Equity Fund, Series II
2025	24	17.64	14.50	417	0.88%	0.20%	1.20%	16.00%	14.84%
2024	41	15.21	12.62	623	1.40%	0.20%	1.20%	0.14%	(0.86)%
2023	66	15.18	12.73	951	0.00%	0.20%	1.20%	17.63%	16.46%
2022	104	12.91	10.93	1,227	1.38%	0.20%	1.20%	(4.95)%	(46.72)%
2021	119	20.52	13.58	1,759	1.06%	0.20%	1.20%	49.02%	(9.83)%
Invesco V.I. Global Real Estate Fund, Series II
2025	30	11.97	10.65	366	1.50%	0.20%	1.20%	7.40%	6.33%
2024	44	11.15	11.67	504	2.17%	0.20%	1.20%	(2.31)%	4.59%
2023	74	11.41	11.16	825	1.10%	0.20%	1.20%	8.61%	7.53%
2022	103	10.51	10.38	1,090	2.46%	0.20%	1.20%	(19.37)%	(50.04)%
2021	124	20.77	13.03	1,759	2.65%	0.20%	1.20%	83.48%	16.03%
Invesco V.I. Growth and Income Fund, Series II
2025	110	22.24	22.06	2,897	1.07%	0.20%	1.20%	15.07%	13.92%
2024	154	19.33	19.36	3,577	1.09%	0.20%	1.20%	15.49%	14.33%
2023	237	16.73	16.94	4,550	1.15%	0.20%	1.20%	12.18%	11.07%
2022	358	14.92	18.07	6,002	1.34%	0.20%	1.20%	(5.23)%	(39.23)%
2021	344	29.74	15.74	6,069	1.38%	0.20%	1.20%	129.48%	26.63%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios(b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Invesco V.I. International Growth Fund, Series II
2025	27	$15.04	$13.85	$375	0.06%	0.25%	1.20%	15.24%	14.15%
2024	33	13.74	12.13	404	0.27%	0.20%	1.20%	2.75%	(2.99)%
2023	70	13.37	12.51	883	0.21%	0.20%	1.20%	20.40%	19.20%
2022	137	11.10	10.49	1,435	0.00%	0.20%	1.20%	(23.84)%	(31.33)%
2021	155	15.28	14.58	2,260	0.00%	0.20%	1.20%	14.03%	4.89%
Invesco V.I. Main Street Small Cap Fund, Series II
2025	74	22.26	21.09	1,641	0.22%	0.20%	1.20%	8.22%	7.15%
2024	91	20.57	19.69	1,866	0.00%	0.20%	1.20%	12.18%	11.06%
2023	126	18.34	17.73	2,292	0.77%	0.20%	1.20%	17.58%	16.42%
2022	207	15.60	15.23	3,191	0.24%	0.20%	1.20%	(15.01)%	(34.28)%
2021	252	23.17	18.35	4,685	0.18%	0.20%	1.20%	29.88%	20.33%
Invesco V.I. Small Cap Equity Fund, Series II
2025	4	34.61	18.95	108	0.00%	0.25%	1.20%	7.57%	6.55%
2024	4	32.18	17.79	103	0.00%	0.25%	1.20%	17.56%	16.44%
2023	6	27.37	15.27	127	0.00%	0.25%	1.20%	15.97%	14.87%
2022	15	23.60	13.30	239	0.00%	0.25%	1.20%	39.00%	(55.46)%
2021	19	29.85	16.98	368	0.00%	0.20%	1.20%	108.60%	(31.86)%
Janus Henderson VIT Balanced Portfolio, Service Shares
2025	600	24.11	24.96	14,821	1.67%	0.20%	1.20%	14.59%	13.45%
2024	709	21.04	22.00	15,207	1.67%	0.20%	1.20%	14.92%	13.77%
2023	1,017	18.31	19.34	18,887	1.51%	0.20%	1.20%	14.90%	13.77%
2022	1,914	15.93	17.00	33,260	0.92%	0.20%	1.20%	(13.26)%	(40.87)%
2021	2,466	28.75	18.37	50,455	0.67%	0.20%	1.20%	60.97%	11.94%
Janus Henderson VIT Enterprise Portfolio, Service Shares
2025	129	28.47	27.78	3,670	0.05%	0.20%	1.20%	7.20%	6.13%
2024	209	26.56	26.17	5,581	0.61%	0.20%	1.20%	15.09%	13.94%
2023	303	23.08	22.97	7,043	0.08%	0.20%	1.20%	17.54%	16.37%
2022	434	19.63	19.85	8,634	0.08%	0.20%	1.20%	(15.48)%	(22.23)%
2021	516	25.53	23.23	12,321	0.24%	0.20%	1.20%	22.68%	15.17%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios(b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Janus Henderson VIT Flexible Bond Portfolio, Service Shares
2025	115	$11.79	$23.45	$1,362	4.46%	0.20%	1.40%	7.01%	5.73%
2024	126	11.02	22.18	1,406	3.92%	0.20%	1.40%	1.42%	0.21%
2023	186	10.87	22.13	1,992	3.42%	0.20%	1.40%	5.08%	3.83%
2022	232	10.34	21.31	2,356	1.89%	0.20%	1.40%	(9.77)%	(17.83)%
2021	293	25.94	11.46	3,455	1.64%	0.20%	1.55%	0.78%	(5.99)%
Janus Henderson VIT Mid Cap Value Portfolio, Service Shares
2025	5	30.94	21.49	157	0.68%	0.25%	1.00%	6.03%	5.24%
2024	5	29.18	20.42	152	0.83%	0.25%	1.00%	12.52%	11.67%
2023	6	25.93	18.28	147	0.97%	0.25%	1.00%	10.83%	10.00%
2022	6	23.40	16.62	136	1.18%	0.25%	1.00%	33.47%	(33.22)%
2021	8	24.89	17.53	184	0.31%	0.25%	1.20%	67.61%	(16.12)%
Janus Henderson VIT Overseas Portfolio, Institutional Shares
2025	2	41.44	39.70	97	1.45%	1.25%	1.40%	27.27%	27.08%
2024	2	32.56	31.24	77	1.33%	1.25%	1.40%	4.51%	4.36%
2023	3	31.15	29.94	88	1.51%	1.25%	1.40%	9.50%	9.34%
2022	2	28.45	27.38	67	1.75%	1.25%	1.40%	(2.71)%	(13.14)%
2021	3	31.52	29.24	78	1.14%	1.25%	1.55%	16.22%	4.06%
Janus Henderson VIT Overseas Portfolio, Service Shares
2025	2	23.35	17.08	40	1.33%	0.25%	1.00%	28.26%	27.30%
2024	2	18.21	13.42	33	1.29%	0.25%	1.00%	5.31%	4.52%
2023	2	17.29	12.84	31	1.42%	0.25%	1.00%	10.31%	9.49%
2022	2	15.67	11.72	31	1.23%	0.25%	1.00%	22.63%	(31.95)%
2021	6	17.23	12.78	86	1.03%	0.25%	1.20%	50.88%	(16.20)%
Lord Abbett Series Fund Developing Growth Portfolio, Class VC
2025	12	28.14	20.47	258	0.19%	0.45%	1.20%	14.08%	13.23%
2024	13	24.67	18.08	242	0.16%	0.45%	1.20%	21.63%	20.71%
2023	13	20.28	14.97	216	0.00%	0.45%	1.20%	7.69%	6.89%
2022	25	18.84	17.65	365	0.00%	0.45%	1.20%	(14.97)%	(41.17)%
2021	29	30.01	22.15	690	0.00%	0.20%	1.20%	3.34%	(27.45)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios(b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
LVIP American Century Inflation Protection Fund, Service Class
2025	26	$12.17	$11.23	$317	7.01%	0.20%	1.20%	6.12%	5.06%
2024	49	11.47	10.69	557	3.66%	0.20%	1.20%	1.34%	0.32%
2023	83	11.32	10.66	916	3.08%	0.20%	1.20%	3.19%	2.17%
2022	136	10.97	10.43	1,448	4.75%	0.20%	1.20%	(8.12)%	(18.45)%
2021	154	12.79	11.94	1,906	3.20%	0.20%	1.20%	10.54%	0.17%
LVIP American Century Mid Cap Value Fund, Service Class
2025	144	18.88	20.17	3,152	1.49%	0.20%	1.20%	8.61%	7.53%
2024	171	17.38	22.83	3,550	2.18%	0.20%	1.20%	8.31%	8.22%
2023	268	16.05	21.09	5,010	2.10%	0.20%	1.20%	5.82%	4.77%
2022	470	15.17	20.14	8,077	2.09%	0.20%	1.20%	(0.61)%	(36.46)%
2021	530	31.69	15.26	9,431	1.02%	0.20%	1.20%	86.41%	21.59%
LVIP American Century Value Fund, Service Class
2025	214	21.31	21.98	4,701	1.42%	0.20%	1.20%	15.62%	14.47%
2024	262	18.43	19.20	5,013	2.50%	0.20%	1.20%	9.07%	7.98%
2023	593	16.89	17.78	10,412	2.16%	0.20%	1.20%	8.80%	7.72%
2022	738	15.53	16.51	12,137	1.93%	0.20%	1.20%	1.09%	(5.73)%
2021	780	17.51	15.36	12,903	1.61%	0.20%	1.20%	29.13%	22.78%
LVIP JPMorgan Small Cap Core Fund, Service Class
2025	19	15.56	14.95	307	0.44%	0.20%	1.20%	5.84%	8.69%
2024	21	14.71	13.76	298	0.35%	0.20%	1.20%	11.21%	10.10%
2023	28	13.22	12.49	350	0.93%	0.20%	1.20%	12.58%	11.46%
2022	31	11.75	11.21	355	0.08%	0.20%	1.20%	(16.70)%	(23.38)%
2021	40	14.63	14.10	571	0.26%	0.20%	1.20%	24.09%	19.59%
LVIP Nomura U.S. REIT Fund, Service Class
2025	16	13.42	13.29	221	2.24%	0.20%	1.20%	0.52%	(0.48)%
2024	19	13.35	13.35	293	1.60%	0.20%	1.20%	7.33%	6.26%
2023	73	12.44	12.57	952	2.76%	0.20%	1.20%	12.02%	10.91%
2022	100	11.10	11.33	1,170	2.45%	0.20%	1.20%	(24.92)%	(54.38)%
2021	143	24.84	14.79	2,264	2.37%	0.20%	1.20%	90.34%	40.86%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios(b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
MFS VIT II Blended Research Core Equity Portfolio, Service Class
2025	100	$32.48	$31.19	$3,195	0.76%	0.20%	1.20%	15.59%	14.44%
2024	107	28.10	27.25	2,959	0.91%	0.20%	1.20%	24.93%	23.68%
2023	123	22.49	22.04	2,746	0.98%	0.20%	1.20%	27.95%	26.68%
2022	167	17.58	17.40	2,919	0.87%	0.20%	1.20%	(15.52)%	(21.57)%
2021	169	22.18	20.81	3,543	0.91%	0.20%	1.20%	34.75%	27.59%
MFS VIT II International Growth Portfolio, Service Class
2025	15	17.29	16.17	259	0.70%	0.20%	1.20%	20.57%	19.37%
2024	18	14.34	13.55	260	0.75%	0.20%	1.20%	8.54%	7.46%
2023	26	13.21	12.61	337	0.95%	0.20%	1.20%	14.17%	13.03%
2022	22	11.57	11.15	250	0.40%	0.20%	1.20%	(13.07)%	(18.41)%
2021	20	13.67	13.31	272	0.44%	0.20%	1.20%	10.60%	5.89%
MFS VIT II Technology Portfolio, Service Class
2025	243	48.83	48.51	11,923	0.00%	0.20%	1.20%	16.04%	14.89%
2024	310	42.08	42.22	13,093	0.00%	0.20%	1.20%	36.17%	34.81%
2023	350	30.90	31.32	10,950	0.00%	0.20%	1.20%	53.51%	51.99%
2022	521	20.13	20.60	10,687	0.00%	0.20%	1.20%	(35.33)%	(39.95)%
2021	643	34.31	31.13	20,764	0.00%	0.20%	1.20%	18.27%	12.06%
MFS VIT III Blended Research Small Cap Equity Portfolio, Service Class
2025	55	18.28	16.76	976	0.90%	0.20%	1.20%	5.28%	4.23%
2024	116	17.36	16.08	1,982	0.76%	0.20%	1.20%	4.44%	3.39%
2023	136	16.63	15.55	2,222	0.54%	0.20%	1.20%	18.43%	17.26%
2022	172	14.04	13.26	2,357	0.50%	0.20%	1.20%	(14.81)%	(23.19)%
2021	175	17.27	16.48	2,965	0.68%	0.20%	1.20%	33.67%	22.99%
Neuberger Berman AMT Quality Equity Portfolio, Class S
2025	32	29.51	28.18	998	0.00%	0.20%	1.20%	13.21%	12.08%
2024	39	26.07	25.14	1,147	0.00%	0.20%	1.20%	25.27%	24.02%
2023	56	20.81	20.27	1,336	0.07%	0.20%	1.20%	26.31%	25.06%
2022	89	16.47	16.21	1,598	0.12%	0.20%	1.20%	(18.00)%	(55.07)%
2021	91	36.08	20.09	2,030	0.18%	0.20%	1.20%	117.74%	(31.60)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios(b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Nomura VIP Emerging Markets Series, Service Class
2025	69	$26.49	$23.54	$1,713	1.19%	0.20%	1.20%	80.41%	78.62%
2024	81	14.68	13.18	1,128	2.22%	0.20%	1.20%	4.56%	3.51%
2023	154	14.04	12.73	2,011	1.32%	0.20%	1.20%	13.22%	12.10%
2022	202	12.40	11.36	2,352	3.99%	0.20%	1.20%	(8.81)%	(38.90)%
2021	268	18.59	13.60	4,355	0.06%	0.20%	1.20%	11.72%	(23.64)%
Nomura VIP Energy Series, Service Class
2025	133	8.67	9.44	1,179	0.98%	0.20%	1.20%	11.66%	10.55%
2024	155	7.76	8.54	1,240	3.04%	0.20%	1.20%	(5.79)%	(6.73)%
2023	189	8.24	9.16	1,626	2.52%	0.20%	1.20%	3.81%	2.78%
2022	333	7.94	8.91	2,856	2.85%	0.20%	1.20%	51.80%	40.78%
2021	286	6.33	5.23	1,620	1.94%	0.20%	1.20%	48.24%	40.21%
Nomura VIP International Core Equity Series, Service Class
2025	7	12.14	12.24	83	0.45%	0.25%	1.20%	11.01%	22.69%
2024	13	9.97	9.97	126	1.41%	1.20%	1.20%	(0.27)%	(0.27)%
Nomura VIP Small Cap Value Series, Service Class
2025	62	17.47	19.00	1,217	1.01%	0.20%	1.20%	7.61%	6.54%
2024	76	16.24	17.83	1,456	1.03%	0.20%	1.20%	10.80%	9.69%
2023	106	14.65	16.25	1,807	0.68%	0.20%	1.20%	8.88%	7.80%
2022	188	13.46	15.08	2,891	0.54%	0.20%	1.20%	(11.63)%	(48.17)%
2021	245	29.09	15.23	4,356	0.62%	0.20%	1.20%	121.22%	32.43%
NVIT Fidelity Institutional AM Emerging Markets Fund, Class D
2025	4	14.11	14.11	56	0.31%	1.40%	1.40%	33.88%	33.88%
2024	4	10.54	10.54	45	1.35%	1.40%	1.40%	4.50%	4.50%
2023	4	10.08	10.08	45	1.43%	1.40%	1.40%	2.36%	2.36%
2022	5	9.85	9.85	45	0.16%	1.40%	1.40%	(25.43)%	(26.65)%
2021	5	13.43	13.21	72	0.90%	1.25%	1.55%	(8.14)%	(10.20)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios(b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
PIMCO VIT CommodityRealReturn Strategy Portfolio, Advisor Class
2025	89	$15.92	$12.90	$1,239	2.71%	0.20%	1.20%	18.42%	17.25%
2024	109	13.45	11.00	1,231	1.58%	0.20%	1.20%	3.76%	5.00%
2023	262	12.96	10.71	3,131	14.12%	0.20%	1.20%	(8.12)%	(9.03)%
2022	200	14.10	11.78	2,418	20.46%	0.20%	1.20%	84.14%	(9.48)%
2021	156	13.01	7.66	1,678	4.06%	0.20%	1.20%	56.00%	(21.76)%
PIMCO VIT Long-Term U.S. Government Portfolio, Advisor Class
2025	57	9.69	8.28	507	3.22%	0.20%	1.20%	5.97%	4.92%
2024	72	9.14	7.90	604	2.60%	0.20%	1.20%	(6.29)%	(7.23)%
2023	119	9.76	8.51	1,057	2.25%	0.20%	1.20%	3.68%	2.65%
2022	231	9.41	8.29	1,920	1.98%	0.20%	1.20%	(20.31)%	(37.52)%
2021	76	13.27	11.81	924	1.49%	0.20%	1.20%	5.57%	(15.52)%
PIMCO VIT Low Duration Portfolio, Advisor Class
2025	265	11.46	10.35	2,927	3.85%	0.20%	1.20%	5.21%	4.16%
2024	299	10.90	9.94	3,151	3.89%	0.20%	1.20%	4.18%	3.14%
2023	415	10.46	9.64	4,173	3.52%	0.20%	1.20%	4.66%	3.62%
2022	364	9.99	9.30	3,558	1.50%	0.20%	1.20%	0.23%	(17.49)%
2021	417	11.27	9.97	4,356	0.41%	0.20%	1.20%	10.27%	(7.43)%
PIMCO VIT Real Return Portfolio, Advisor Class
2025	108	12.70	11.62	1,355	3.19%	0.20%	1.20%	7.53%	6.46%
2024	114	11.81	11.07	1,329	2.55%	0.20%	1.20%	1.83%	3.48%
2023	127	11.60	10.83	1,425	2.86%	0.20%	1.20%	3.36%	2.33%
2022	189	11.22	10.58	2,056	6.42%	0.20%	1.20%	(6.67)%	(18.36)%
2021	471	12.96	12.02	5,766	4.96%	0.20%	1.20%	11.05%	(0.91)%
PIMCO VIT Short-Term Portfolio, Advisor Class
2025	193	12.48	11.54	2,329	4.38%	0.20%	1.20%	4.36%	3.32%
2024	308	11.96	11.17	3,616	4.92%	0.20%	1.20%	5.73%	4.68%
2023	397	11.31	10.67	4,404	4.33%	0.20%	1.20%	5.59%	4.54%
2022	613	10.71	10.21	6,448	1.47%	0.20%	1.20%	3.38%	(6.66)%
2021	728	10.94	10.36	7,734	1.01%	0.20%	1.20%	4.19%	(4.07)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios(b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
PIMCO VIT Total Return Portfolio, Advisor Class
2025	952	$11.97	$10.96	$11,499	4.01%	0.20%	1.20%	8.56%	7.48%
2024	1,051	11.02	10.20	11,608	3.97%	0.20%	1.20%	2.23%	1.20%
2023	761	10.78	10.08	8,204	3.46%	0.20%	1.20%	5.62%	4.57%
2022	892	10.21	9.64	9,070	2.49%	0.20%	1.20%	(10.36)%	(28.49)%
2021	1,054	13.48	11.39	12,554	1.72%	0.20%	1.20%	15.31%	(6.18)%
Putnam VT Core Equity Fund, Class IB
2025	48	36.08	34.16	1,709	0.40%	0.20%	1.20%	16.57%	15.41%
2024	54	30.95	29.60	1,668	0.62%	0.20%	1.20%	26.70%	25.44%
2023	57	24.43	23.60	1,380	0.52%	0.20%	1.20%	27.83%	26.56%
2022	74	19.11	18.65	1,395	0.89%	0.20%	1.20%	(14.69)%	(22.57)%
2021	32	24.08	22.40	726	0.51%	0.20%	1.20%	39.11%	28.81%
Putnam VT Emerging Markets Equity Fund, Class IB
2025	3	17.13	16.11	53	0.64%	1.00%	1.20%	32.82%	32.56%
2024	3	12.90	12.15	40	1.37%	1.00%	1.20%	14.41%	14.18%
2023	3	11.28	10.64	35	0.66%	1.00%	1.20%	10.48%	10.26%
2022	8	15.36	9.65	100	0.00%	0.25%	1.20%	14.05%	(54.56)%
2021	8	21.24	13.47	140	0.47%	0.20%	1.20%	49.26%	(39.38)%
Putnam VT Focused International Equity Fund, Class IB
2025	25	21.85	19.77	502	3.40%	0.25%	1.20%	36.10%	34.81%
2024	35	16.05	14.66	512	1.63%	0.25%	1.20%	3.04%	2.06%
2023	52	15.58	14.37	755	0.76%	0.25%	1.20%	11.98%	17.83%
2022	82	13.23	13.02	1,005	1.82%	1.00%	1.20%	(12.26)%	(25.43)%
2021	99	17.46	15.08	1,502	0.76%	0.20%	1.20%	20.58%	(2.96)%
Putnam VT Global Asset Allocation Fund, Class IB
2025	61	20.68	19.72	1,172	2.23%	0.20%	1.20%	14.15%	13.02%
2024	68	18.11	17.45	1,158	2.08%	0.20%	1.20%	16.12%	14.96%
2023	82	15.60	15.18	1,208	1.93%	0.20%	1.20%	17.25%	16.09%
2022	183	13.30	13.08	2,311	1.40%	0.20%	1.20%	(12.48)%	(19.39)%
2021	275	16.22	15.20	4,195	0.69%	0.20%	1.20%	15.86%	8.88%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios(b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Putnam VT Income Fund, Class IB
2025	128	$11.62	$10.42	$1,452	4.77%	0.20%	1.20%	7.04%	5.97%
2024	138	10.85	9.83	1,448	6.56%	0.20%	1.20%	2.12%	1.09%
2023	223	10.63	9.72	2,259	5.82%	0.20%	1.20%	4.49%	3.45%
2022	267	10.17	9.40	2,578	5.59%	0.20%	1.20%	(7.87)%	(20.48)%
2021	288	11.82	11.04	3,262	1.50%	0.20%	1.20%	0.94%	(11.11)%
Putnam VT International Equity Fund, Class IB
2025	27	21.98	17.47	509	0.01%	0.20%	1.20%	37.41%	36.04%
2024	20	16.00	12.84	277	2.21%	0.20%	1.20%	2.77%	1.74%
2023	24	15.57	12.62	315	0.04%	0.20%	1.20%	18.27%	17.10%
2022	53	13.16	10.78	577	1.64%	0.20%	1.20%	2.92%	(30.38)%
2021	80	15.48	12.79	1,046	0.72%	0.20%	1.20%	30.08%	(10.25)%
Putnam VT International Value Fund, Class IB
2025	15	22.71	20.59	326	1.09%	0.20%	1.20%	3.71%	33.07%
2024	7	17.08	15.47	106	3.20%	0.25%	1.20%	6.72%	3.95%
2023	13	16.01	14.88	195	2.58%	0.25%	1.20%	18.38%	17.27%
2022	18	13.52	12.69	233	2.30%	0.25%	1.20%	(1.87)%	(13.14)%
2021	27	14.61	13.78	381	1.61%	0.20%	1.20%	20.45%	8.59%
Putnam VT Large Cap Growth Fund, Class IB
2025	175	46.90	43.09	7,918	0.00%	0.20%	1.20%	14.11%	12.97%
2024	223	41.10	38.14	8,827	0.00%	0.20%	1.20%	33.14%	31.81%
2023	252	30.87	30.24	7,522	0.00%	0.20%	1.20%	44.19%	42.76%
2022	290	21.41	21.18	6,003	0.00%	0.20%	1.20%	(27.47)%	(33.45)%
2021	353	31.83	29.52	10,670	0.00%	0.20%	1.20%	25.07%	17.05%
Putnam VT Large Cap Value Fund, Class IB
2025	41	28.75	26.47	1,093	1.39%	0.25%	1.20%	20.05%	18.91%
2024	41	23.95	22.26	928	1.14%	0.25%	1.20%	18.84%	17.71%
2023	47	20.15	18.91	900	2.19%	0.25%	1.20%	15.38%	14.29%
2022	75	17.46	16.55	1,249	1.46%	0.25%	1.20%	1.01%	(8.68)%
2021	76	18.12	17.29	1,328	1.18%	0.20%	1.20%	31.88%	21.50%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios(b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Putnam VT Mortgage Securities Fund, Class IB
2025	12	$11.51	$10.28	$138	8.41%	0.20%	1.20%	8.87%	7.79%
2024	10	10.57	9.53	109	6.58%	0.20%	1.20%	4.55%	3.50%
2023	10	10.11	9.21	106	16.58%	0.20%	1.20%	5.06%	4.02%
2022	15	9.63	8.85	143	11.56%	0.20%	1.20%	(3.44)%	(20.44)%
2021	26	11.13	9.97	269	0.00%	0.20%	1.20%	4.12%	(10.74)%
Putnam VT Research Fund, Class IB
2025	6	35.38	33.70	190	0.71%	0.20%	1.20%	14.59%	16.47%
2024	19	30.88	28.93	555	0.39%	0.20%	1.20%	26.02%	24.76%
2023	24	24.50	23.19	567	0.84%	0.20%	1.20%	28.60%	27.33%
2022	29	19.05	18.21	536	0.57%	0.20%	1.20%	(14.53)%	(24.04)%
2021	33	23.98	22.29	750	0.09%	0.20%	1.20%	26.61%	19.65%
Putnam VT Small Cap Growth Fund, Class IB
2025	6	42.17	24.06	170	0.44%	0.25%	1.20%	8.53%	7.51%
2024	12	38.85	22.38	290	0.00%	0.25%	1.20%	23.02%	21.85%
2023	17	31.58	18.37	326	0.00%	0.25%	1.20%	22.84%	21.68%
2022	26	15.30	15.10	413	0.00%	0.20%	1.20%	(27.74)%	(58.01)%
2021	28	35.95	21.17	614	0.00%	0.20%	1.20%	89.81%	12.55%
Putnam VT Small Cap Value Fund, Class IB
2025	21	18.46	19.41	401	0.67%	0.20%	1.20%	5.06%	4.02%
2024	31	17.57	18.66	566	0.96%	0.20%	1.20%	5.98%	4.92%
2023	38	16.57	17.79	667	0.18%	0.20%	1.20%	23.51%	22.28%
2022	72	13.42	14.55	1,033	0.17%	0.20%	1.20%	(12.29)%	(20.52)%
2021	113	18.30	15.30	1,846	0.63%	0.20%	1.20%	49.51%	38.21%
T. Rowe Price Blue Chip Growth Portfolio, Class II
2025	755	40.38	36.40	29,792	0.00%	0.20%	1.20%	18.20%	17.02%
2024	930	34.16	36.47	31,020	0.00%	0.20%	1.20%	34.90%	33.55%
2023	1,311	25.33	28.67	32,348	0.00%	0.20%	1.20%	48.66%	47.19%
2022	1,786	17.04	19.48	29,645	0.00%	0.20%	1.20%	(34.75)%	(43.64)%
2021	2,178	34.56	26.11	59,314	0.00%	0.20%	1.20%	24.68%	9.84%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios(b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
T. Rowe Price Health Sciences Portfolio, Class II
2025	197	$25.34	$22.19	$4,901	0.00%	0.20%	1.20%	17.57%	16.40%
2024	282	21.56	19.06	5,940	0.00%	0.20%	1.20%	1.21%	0.20%
2023	442	21.30	19.02	9,033	0.00%	0.20%	1.20%	2.48%	1.46%
2022	676	20.78	26.77	13,303	0.00%	0.20%	1.20%	(4.36)%	(54.45)%
2021	755	58.77	21.73	17,122	0.00%	0.20%	1.20%	111.17%	2.60%
VanEck VIP Emerging Markets Fund, Initial Class
2025	2	39.32	39.32	86	0.73%	1.40%	1.40%	28.12%	28.12%
2024	1	30.69	30.69	44	1.91%	1.40%	1.40%	(0.21)%	(0.21)%
2023	3	30.75	30.75	79	3.90%	1.40%	1.40%	8.25%	8.25%
2022	1	28.41	28.41	30	0.28%	1.40%	1.40%	(22.47)%	(28.30)%
2021	1	39.62	36.64	46	0.93%	1.25%	1.55%	(9.61)%	(16.40)%
VanEck VIP Global Resources Fund, Class S
2025	26	14.87	13.72	362	2.08%	0.20%	1.20%	35.90%	34.55%
2024	38	10.94	10.20	387	1.96%	0.20%	1.20%	(3.28)%	4.72%
2023	100	11.32	10.65	1,092	2.53%	0.20%	1.20%	(4.03)%	(4.98)%
2022	130	11.79	11.21	1,468	1.52%	0.20%	1.20%	57.43%	2.54%
2021	100	10.93	7.49	1,011	0.32%	0.20%	1.20%	22.12%	(18.85)%
VanEck VIP Global Resources Fund, Initial Class
2025	2	53.02	53.02	91	0.78%	1.40%	1.40%	34.59%	34.59%
2024	2	39.40	39.40	60	2.81%	1.40%	1.40%	(4.19)%	(4.19)%
2023	5	41.12	41.12	205	2.66%	1.40%	1.40%	(4.92)%	(4.92)%
2022	7	45.47	43.25	294	2.07%	1.25%	1.40%	17.95%	1.81%
2021	3	42.48	38.55	132	0.46%	1.25%	1.55%	23.13%	11.74%

* The Subaccount has units and/or dollars that round to less than one thousand.

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of capital gains, divided by the daily average net assets. These ratios exclude expenses, such as mortality and expense risk fees, that result in direct reductions in the unit values. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These ratios represent the annualized Contract expenses of the respective Subaccounts of the Separate Account, consisting primarily of mortality and expense risk fees and excluding investment advisory expenses, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

(c) These amounts represent the total return for the periods indicated, include changes in the value of the underlying mutual fund, and reflect deductions for all items included in the expense ratio. These amounts are not annualized and represent each Subaccount’s total return for the periods during which the Subaccount held investment balances. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7.	SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2025, and through April 16, 2026, the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.